UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-3445

 NAME OF REGISTRANT:                     The Merger Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Westchester Capital Management,
                                         LLC
                                         100 Summit Lake Drive
                                         Valhalla, NY 10595

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Roy Behren
                                         The Merger Fund
                                         100 Summit Lake Drive
                                         Valhalla, NY 10595

 REGISTRANT'S TELEPHONE NUMBER:          (914)741-5600

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


THE MERGER FUND
--------------------------------------------------------------------------------------------------------------------------
 58.COM (WUBA)                                                                               Agenda Number:  935261002
--------------------------------------------------------------------------------------------------------------------------
        Security:  31680Q104
    Meeting Type:  Special
    Meeting Date:  07-Sep-2020
          Ticker:  WUBA
            ISIN:  US31680Q1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S1.    IT IS RESOLVED, as a Special Resolution,                  Mgmt          Against                        Against
       THAT: the execution, delivery and
       performance of the agreement and plan of
       merger, dated as of June 15, 2020 (the
       "Merger Agreement"), among Quantum Bloom
       Group Ltd, an exempted company with limited
       liability incorporated under the laws of
       the Cayman Islands ("Parent"), Quantum
       Bloom Company Ltd, an exempted company with
       limited liability incorporated under the
       laws of the Cayman Islands and a
       wholly-owned subsidiary of Parent ("Merger
       Sub"), ...(due to space limits, see proxy
       material for full proposal).

S2.    IT IS RESOLVED, as a Special Resolution,                  Mgmt          Against                        Against
       THAT: each of directors and officers of the
       Company be and are hereby authorized to do
       all things necessary to give effect to the
       Merger Agreement, the Plan of Merger and
       the consummation of the Transactions,
       including the Merger, the Variation of
       Capital and the Amendment of the M&A.

O3.    IT IS RESOLVED, as an Ordinary Resolution,                Mgmt          Against                        Against
       THAT: the extraordinary general meeting be
       adjourned in order to allow the Company to
       solicit additional proxies in the event
       that there are insufficient proxies
       received at the time of the extraordinary
       general meeting to pass the special
       resolutions to be proposed at the
       extraordinary general meeting.




--------------------------------------------------------------------------------------------------------------------------
 ACACIA COMMUNICATIONS, INC.                                                                 Agenda Number:  935334742
--------------------------------------------------------------------------------------------------------------------------
        Security:  00401C108
    Meeting Type:  Special
    Meeting Date:  01-Mar-2021
          Ticker:  ACIA
            ISIN:  US00401C1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Amended and Restated Agreement               Mgmt          For                            For
       and Plan of Merger, dated as of January 14,
       2021, as it may be amended from time to
       time, by and among Acacia Communications,
       Inc., Cisco Systems, Inc., and Amarone
       Acquisition Corp. (the "Amended and
       Restated Agreement and Plan of Merger").

2.     To approve, on a nonbinding advisory basis,               Mgmt          For                            For
       the compensation that may be payable to
       Acacia Communications, Inc.'s named
       executive officers in connection with the
       merger.

3.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting, if necessary or appropriate, to
       solicit additional proxies if there are
       insufficient votes at the time of the
       Special Meeting to approve the proposal to
       adopt the Amended and Restated Agreement
       and Plan of Merger.




--------------------------------------------------------------------------------------------------------------------------
 ADVANCED DISPOSAL SERVICES INC.                                                             Agenda Number:  935255578
--------------------------------------------------------------------------------------------------------------------------
        Security:  00790X101
    Meeting Type:  Special
    Meeting Date:  25-Aug-2020
          Ticker:  ADSW
            ISIN:  US00790X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of April 14, 2019, as amended by
       Amendment No. 1 thereto, dated as of June
       24, 2020, as may be further amended from
       time to time (the amended merger
       agreement), by and among Advanced Disposal
       Services, Inc. (Advanced Disposal), Waste
       Management, Inc. and Everglades Merger Sub
       Inc. (Merger Sub) pursuant to which Merger
       Sub will merge with and into Advanced
       Disposal (the merger).

2.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, specified compensation that may be
       paid or become payable to Advanced
       Disposal's named executive officers in
       connection with the merger and contemplated
       by the amended merger agreement.

3.     To approve one or more adjournments of the                Mgmt          For                            For
       special meeting, if necessary or
       appropriate, to solicit additional proxies
       if there are insufficient votes at the time
       of the special meeting to approve the
       proposal to adopt the amended merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 AEROJET ROCKETDYNE HOLDINGS, INC.                                                           Agenda Number:  935333966
--------------------------------------------------------------------------------------------------------------------------
        Security:  007800105
    Meeting Type:  Special
    Meeting Date:  09-Mar-2021
          Ticker:  AJRD
            ISIN:  US0078001056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Merger Agreement and the                  Mgmt          For                            For
       transactions contemplated thereby.

2.     Adjournment of the Special Meeting, if                    Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies if there are
       insufficient votes to adopt the Merger
       Agreement and the transactions contemplated
       thereby at the time of the Special Meeting.

3.     Adoption of a non-binding, advisory                       Mgmt          For                            For
       proposal to approve certain compensation
       payable to Aerojet Rocketdyne's named
       executive officers in connection with the
       Merger.




--------------------------------------------------------------------------------------------------------------------------
 AEROJET ROCKETDYNE HOLDINGS, INC.                                                           Agenda Number:  935353780
--------------------------------------------------------------------------------------------------------------------------
        Security:  007800105
    Meeting Type:  Annual
    Meeting Date:  05-May-2021
          Ticker:  AJRD
            ISIN:  US0078001056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Gen Kevin P. Chilton                                      Mgmt          For                            For
       Thomas A. Corcoran                                        Mgmt          For                            For
       Eileen P. Drake                                           Mgmt          For                            For
       James R. Henderson                                        Mgmt          For                            For
       Warren G. Lichtenstein                                    Mgmt          For                            For
       Gen Lance W. Lord                                         Mgmt          For                            For
       Audrey A. McNiff                                          Mgmt          For                            For
       Martin Turchin                                            Mgmt          For                            For

2.     Advisory vote to approve Aerojet                          Mgmt          For                            For
       Rocketdyne's executive compensation.

3.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP, an independent
       registered public accounting firm, as
       independent auditors of the Company for the
       year ending December 31, 2021.




--------------------------------------------------------------------------------------------------------------------------
 ALEXION PHARMACEUTICALS, INC.                                                               Agenda Number:  935410124
--------------------------------------------------------------------------------------------------------------------------
        Security:  015351109
    Meeting Type:  Special
    Meeting Date:  11-May-2021
          Ticker:  ALXN
            ISIN:  US0153511094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of December 12, 2020 (as it may be
       amended from time to time, the "merger
       agreement") by and among Alexion,
       AstraZeneca PLC ("AstraZeneca"), Delta
       Omega Sub Holdings Inc., a wholly owned
       subsidiary of AstraZeneca ("Bidco"), Delta
       Omega Sub Holdings Inc. 1, a direct, wholly
       owned subsidiary of Bidco and Delta Omega
       Sub Holdings LLC 2, a direct, wholly owned
       subsidiary of Bidco (the "merger
       proposal").

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to Alexion's named executive
       officers that is based on or otherwise
       relates to the transactions contemplated by
       the merger agreement.

3.     To approve the adjournment of the Alexion                 Mgmt          For                            For
       special meeting, if necessary or
       appropriate, to solicit additional proxies
       if there are not sufficient votes at the
       time of the Alexion special meeting to
       approve the merger proposal or to ensure
       that any supplement or amendment to this
       proxy statement/ prospectus is timely
       provided to Alexion stockholders.




--------------------------------------------------------------------------------------------------------------------------
 ALTIMAR ACQUISITION CORPORATION                                                             Agenda Number:  935427636
--------------------------------------------------------------------------------------------------------------------------
        Security:  G03707109
    Meeting Type:  Special
    Meeting Date:  18-May-2021
          Ticker:  ATAC
            ISIN:  KYG037071092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     RESOLVED, as an ordinary resolution, that                 Mgmt          For                            For
       the Company's entry into the Business
       Combination Agreement, dated as of December
       23, 2020, as amended from time to time, by
       and among the Company, Owl Rock Capital
       Group LLC ("Owl Rock Group"), Owl Rock
       Capital Feeder LLC, Owl Rock Capital
       Partners LP and Neuberger Berman Group LLC
       ("Neuberger"), and the transactions
       contemplated thereby.

2.     RESOLVED, as a special resolution that the                Mgmt          For                            For
       Company be de- registered in the Cayman
       Islands pursuant to Article 47 of the
       Amended and Restated Memorandum and
       Articles of Association of Altimar
       Acquisition Corporation and be registered
       by way of continuation as a corporation in
       the State of Delaware, and conditional
       upon, and with effect from, the
       registration of the Company in the State of
       Delaware as a corporation with the laws of
       the State of Delaware, the name of the
       Company be changed to "Blue Owl Capital
       Inc." (the "Domestication").

3.     RESOLVED, as a special resolution, that the               Mgmt          For                            For
       certificate of incorporation (the "Proposed
       Charter") and bylaws of Blue Owl (annexed
       to the proxy statement/prospectus as Annex
       A and Annex B), be approved as the
       certificate of incorporation and bylaws,
       respectively, of Blue Owl, effective upon
       the effectiveness of the Domestication.

4A.    RESOLVED, as a special resolution, that, on               Mgmt          For                            For
       a non-binding advisory basis, to increase
       the authorized share capital from
       555,000,000 shares divided into 500,000,000
       Class A ordinary shares, par value $0.0001
       per share, 50,000,000 Class B ordinary
       shares, par value $0.0001 per share, and
       5,000,000 preferred shares, par value
       $0.0001 per share, to authorized capital
       stock of 4,906,875,000 shares, consisting
       of (i) 2,500,000,000 shares of Class A
       common stock, par value $0.0001 per share.

4B.    RESOLVED, as a special resolution, that, on               Mgmt          For                            For
       a non-binding advisory basis, to provide
       that the Proposed Charter may be amended by
       the affirmative vote of holders of at least
       a majority of the total voting power of all
       the then outstanding shares of stock
       entitled to vote generally in the election
       of directors, voting together as a single
       class, except that: (a) amendment to the
       limitation on additional issuances of Class
       B common stock requires the affirmative
       vote of the holders of shares of issued and
       outstanding.

4C.    RESOLVED, as a special resolution, that, on               Mgmt          For                            For
       a non-binding advisory basis, to provide
       for (i) the election of directors by a
       plurality of the votes cast in respect of
       the shares present in person or represented
       by proxy at the meeting and entitled to
       vote on the election of directors,(ii) the
       filling of newly-created directorships or
       any vacancy on the board of directors.

4D.    RESOLVED, as a special resolution, that, on               Mgmt          For                            For
       a non-binding advisory basis, to elect not
       to be governed by Section 203 of the
       General Corporation Law of the State of
       Delaware.

4E.    RESOLVED, as a special resolution, that, on               Mgmt          For                            For
       a non-binding advisory basis, to provide
       that the Court of Chancery of the State of
       Delaware or, if such court does not have
       subject matter jurisdiction thereof,
       another state or federal court located
       within the State of Delaware, shall be the
       exclusive forum for certain actions and
       claims.

4F.    RESOLVED, as a special resolution, that, on               Mgmt          For                            For
       a non-binding advisory basis, to provide
       that (i) each holder of record of Class A
       common stock and Class C common stock and
       Class F common stock shall be entitled to
       one vote per share on all matters which
       stockholders generally are entitled to
       vote.

4G.    RESOLVED, as a special resolution, that, on               Mgmt          For                            For
       a non-binding advisory basis, to provide
       that (i) except to the extent described
       below with respect to the Class E common
       stock, each holder of record of Class A
       common stock, Class B common stock, Class E
       common stock and Class F common stock shall
       be entitled to receive, ratably with other
       participating shares, such dividends and
       other distributions as may from time to
       time be declared by the board of directors.

4H.    RESOLVED, as a special resolution, that, on               Mgmt          For                            For
       a non-binding advisory basis, to eliminate
       various provisions in the Existing
       Organizational Documents (as defined in the
       proxy statement/prospectus) applicable only
       to blank check companies, including the
       provisions requiring that Altimar have net
       tangible assets of at least $5,000,001
       immediately prior to, or upon such
       consummation of, a business combination.

5.     RESOLVED, as an ordinary resolution, that,                Mgmt          For                            For
       for the purposes of complying with the
       applicable NYSE listing rules, the issuance
       of shares of Class A common stock of the
       Company to the PIPE Investors pursuant to
       the Subscription Agreements (as defined in
       the proxy statement/prospectus) be
       confirmed, ratified and approved in all
       respects.

6.     RESOLVED, as an ordinary resolution, (a)                  Mgmt          For                            For
       the issuance in accordance with the
       Business Combination Agreement of shares of
       Class A, Class C, Class D and Class E
       common stock of the Company to the direct
       or indirect holders of equity securities in
       Owl Rock Group and to Dyal Equityholders,
       including Neuberger or its designated
       affiliates.

7.     RESOLVED, as an ordinary resolution, that                 Mgmt          For                            For
       the Blue Owl Capital Inc. 2021 Omnibus
       Incentive Plan (annexed to the proxy
       statement/prospectus as Annex I) be
       approved and adopted in all respects.

8.     RESOLVED, as an ordinary resolution, that                 Mgmt          For                            For
       the adjournment of the general meeting to a
       later date or dates to be determined by the
       chairman of the general meeting, if
       necessary, to permit further solicitation
       and vote of proxies be confirmed, ratified
       and approved in all respects.




--------------------------------------------------------------------------------------------------------------------------
 AMERICAN EQUITY INVESTMENT LIFE HLDG CO                                                     Agenda Number:  935408725
--------------------------------------------------------------------------------------------------------------------------
        Security:  025676206
    Meeting Type:  Annual
    Meeting Date:  10-Jun-2021
          Ticker:  AEL
            ISIN:  US0256762065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Brenda J. Cushing                                         Mgmt          For                            For
       Douglas T. Healy                                          Mgmt          For                            For
       David S. Mulcahy                                          Mgmt          For                            For
       Sachin Shah                                               Mgmt          For                            For
       A.J. Strickland, III                                      Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for 2021.

3.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of our named executive
       officers.




--------------------------------------------------------------------------------------------------------------------------
 ANDINA ACQUISITION CORP. III                                                                Agenda Number:  935247470
--------------------------------------------------------------------------------------------------------------------------
        Security:  G04415108
    Meeting Type:  Special
    Meeting Date:  29-Jul-2020
          Ticker:  ANDA
            ISIN:  KYG044151085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Company's amended and restated                  Mgmt          For                            For
       memorandum and articles of association to
       extend the date that the Company has to
       consummate a business combination from July
       31, 2020 to October 31, 2020 (or December
       31, 2020 if the Company has executed a
       definitive agreement for a business
       combination by October31, 2020).

2.     Adjourn the Special Meeting of shareholders               Mgmt          For                            For
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of Proposal
       1.




--------------------------------------------------------------------------------------------------------------------------
 APEX TECHNOLOGY ACQUISITION CORPORATION                                                     Agenda Number:  935316922
--------------------------------------------------------------------------------------------------------------------------
        Security:  03768F102
    Meeting Type:  Annual
    Meeting Date:  22-Dec-2020
          Ticker:  APXT
            ISIN:  US03768F1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David Chao                                                Mgmt          For                            For
       Donna Wells                                               Mgmt          For                            For

2.     Ratification of the selection by the audit                Mgmt          For                            For
       committee of WithumSmith+Brown, PC to serve
       as our independent registered public
       accounting firm for the year ending
       December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 APHRIA INC.                                                                                 Agenda Number:  935356750
--------------------------------------------------------------------------------------------------------------------------
        Security:  03765K104
    Meeting Type:  Special
    Meeting Date:  14-Apr-2021
          Ticker:  APHA
            ISIN:  CA03765K1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and, if thought advisable, to                 Mgmt          For                            For
       pass a special resolution, the full text of
       which is set forth in Appendix "C" to the
       accompanying joint proxy
       statement/management information circular
       (the "Circular"), approving an arrangement
       pursuant to Section 182 of the Business
       Corporations Act (Ontario) involving, among
       other things, the acquisition by Tilray,
       Inc. of all of the outstanding shares of
       Aphria Inc., all as more particularly
       described in the Circular.




--------------------------------------------------------------------------------------------------------------------------
 ARTIUS ACQUISITION INC.                                                                     Agenda Number:  935452146
--------------------------------------------------------------------------------------------------------------------------
        Security:  04316G105
    Meeting Type:  Special
    Meeting Date:  23-Jun-2021
          Ticker:  AACQ
            ISIN:  KY04316G1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Domestication Proposal-To consider and vote               Mgmt          For                            For
       upon a proposal by special resolution to
       change the corporate structure and domicile
       of Artius Acquisition Inc. ("Artius") by
       way of continuation from an exempted
       company incorporated under the laws of the
       Cayman Islands to a corporation
       incorporated under the laws of the State of
       Delaware (the "Domestication"). The
       Domestication will be effected prior to the
       closing of the Business Combination by
       Artius (i) filing a Certificate of ...(due
       to space limits, see proxy statement for
       full proposal).

2.     Transaction Proposal-To consider and vote                 Mgmt          For                            For
       upon a proposal to approve the Agreement
       and Plan of Merger and Reorganization,
       dated as of February 16, 2021 (as amended
       by the letter agreement dated March 5,
       2021, and as further amended or modified
       from time to time, the "Merger Agreement"),
       by and among Artius, Zero Carbon Merger Sub
       Inc., a Delaware corporation and a direct,
       wholly-owned subsidiary of Artius ("Merger
       Sub"), and Micromidas, Inc., a Delaware
       corporation ...(due to space limits, see
       proxy statement for full proposal).

3.     Issuance Proposal-To consider and vote upon               Mgmt          For                            For
       a proposal to approve, for purposes of
       complying with applicable Nasdaq listing
       rules, the issuance of more than 20% of
       Artius's issued and outstanding shares of
       Common Stock (as defined in the proxy
       statement/prospectus) in connection with
       the Business Combination.

4.     Interim Charter Proposal-To consider and                  Mgmt          For                            For
       vote upon a proposal to approve and adopt
       the proposed Interim Certificate of
       Incorporation to be in effect as of the
       Domestication and prior to the Effective
       Time (as defined in the proxy
       statement/prospectus), and the Bylaws of
       Artius to be in effect as of the
       Domestication, in the form attached to the
       proxy statement/prospectus as Annex C and
       Annex D, respectively.

5.     Charter Proposal-To consider and act upon a               Mgmt          For                            For
       proposal to approve and adopt the proposed
       Certificate of Incorporation, to be in
       effect at the Effective Time, in the form
       attached to the proxy statement/prospectus
       as Annex E.

6.     Organizational Documents Proposals-To                     Mgmt          For                            For
       consider and act upon, on a non-binding
       advisory basis, eight separate proposals
       with respect to certain material
       differences between the Existing
       Organizational Documents (as defined in the
       proxy statement/prospectus) and the
       proposed Interim Certificate of
       Incorporation, Certificate of Incorporation
       (as defined in the proxy
       statement/prospectus) and Bylaws (as
       defined in the proxy statement/prospectus).

7.     Equity Incentive Plan Proposal-To consider                Mgmt          For                            For
       and vote upon a proposal to approve the
       2021 Equity Incentive Plan including the
       authorization of the initial share reserve
       under the 2021 Equity Incentive Plan, in
       the form attached to the proxy
       statement/prospectus as Annex H.

8.     ESPP Proposal-To consider and vote upon a                 Mgmt          For                            For
       proposal to approve the employee stock
       purchase plan that provides for the ability
       to grant stock purchase rights with respect
       to Combined Company Common Stock to
       employees of the Combined Company (as
       defined in the proxy statement/prospectus)
       and its subsidiaries, in the form attached
       to the proxy statement/prospectus as Annex
       I.

9.     DIRECTOR
       William Harvey                                            Mgmt          For                            For
       Pia Heidenmark Cook                                       Mgmt          For                            For
       Boon Sim                                                  Mgmt          For                            For
       Charles Drucker                                           Mgmt          For                            For
       Kathleen B. Fish                                          Mgmt          For                            For
       Rich Riley                                                Mgmt          For                            For
       John Bissell                                              Mgmt          For                            For
       Benno O. Dorer                                            Mgmt          For                            For
       Karen Richardson                                          Mgmt          For                            For

10.    Adjournment Proposal-To consider and vote                 Mgmt          For                            For
       upon a proposal to allow the chairman of
       the extraordinary general meeting to
       adjourn the extraordinary general meeting
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Domestication Proposal, the Transaction
       Proposal, the Issuance Proposal, the
       Interim Charter Proposal, the Charter
       Proposal, the Equity ...(due to space
       limits, see proxy statement for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 B. RILEY PRINCIPAL MERGER CORP. II                                                          Agenda Number:  935290279
--------------------------------------------------------------------------------------------------------------------------
        Security:  05600U106
    Meeting Type:  Special
    Meeting Date:  12-Nov-2020
          Ticker:  BMRG
            ISIN:  US05600U1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - approve               Mgmt          For                            For
       and adopt the Agreement and Plan of Merger,
       dated as of September 7, 2020 (as the same
       may be amended from time to time, the
       "Merger Agreement"), by and among B. Riley
       Principal Merger Corp. II (the "Company").

2.     The Stock Issuance Proposal - approve,                    Mgmt          For                            For
       assuming the business combination proposal
       and the charter amendment proposal are
       approved and adopted, for the purposes of
       complying with the applicable provisions of
       Section 312.03 of the Listed Company Manual
       of the New York Stock Exchange (the
       "NYSE"),

3.     The Charter Amendment Proposal - approve                  Mgmt          For                            For
       and adopt, assuming the business
       combination proposal is approved and
       adopted, the third amended and restated
       certificate of incorporation of the Company
       (the "Proposed Charter"), a copy of which
       is attached to the accompanying proxy
       statement as Annex C, which, if approved,
       would take effect upon the closing of the
       business combination (the "Closing") (we
       refer to this proposal as the "charter
       amendment proposal").

4.     Advisory Charter Proposal A - to, upon                    Mgmt          For                            For
       completion of the business combination and
       the conversion of the Company's Class B
       commonstock, par value $0.0001 per share
       ("Class B common stock"), into the
       Company's Class A common stock, par value
       $0.0001 per share ("Class A common stock").

5.     Advisory Charter Proposal B - to change the               Mgmt          For                            For
       stockholder vote required for approval of
       any amendment to Article IV
       (Capitalization), Article V (Board of
       Directors), Article VI (Bylaws), Article
       VIII (Limited Liability; Indemnification),
       Article IX (Corporate Opportunity) and
       Article X (Amendments) of the Proposed
       Charter or to amend the Company's bylaws,
       from the affirmative vote of the holders of
       at least a majority of the voting power of
       all then outstanding shares of stock of the
       Company's bylaws.

6.     Advisory Charter Proposal C - to provide                  Mgmt          For                            For
       that Section 203 of the Delaware General
       Corporation Law, which governs business
       combinations between the Company and
       certain interested stockholders, does not
       apply to the Company (we refer to this
       proposal as "advisory charter proposal C").

7.     Advisory Charter Proposal D - to provide                  Mgmt          For                            For
       that certain amendments to and actions
       under the Proposed Charter are subject to
       the director nomination agreement to be
       entered into between the Company and the
       other parties thereto (as defined in the
       accompanying proxy statement) (the
       "Director Nomination Agreement") (we refer
       to this proposal as "advisory charter
       proposal D").

8.     Advisory Charter Proposal E - to change the               Mgmt          For                            For
       classification of the Company's board of
       directors from two classes to three classes
       of directors, with each class elected for
       staggered terms (we refer to this proposal
       as "advisory charter proposal E").

9.     Advisory Charter Proposal F - to provide                  Mgmt          For                            For
       for a waiver of the doctrine of corporate
       opportunities for (i) any director of the
       Company who is not an employee of the
       Company or any of its subsidiaries or (ii)
       any person with the right to designate any
       such director pursuant to the Director
       Nomination Agreement (or any of such
       person's affiliates or its or their
       respective successors, principals,
       directors, officers, members, managers or
       employees) (we refer to this proposal as
       "advisory charter proposal F").

10.    Advisory Charter Proposal G - to provide                  Mgmt          For                            For
       for certain additional changes, including,
       among other things, (i) changing the post-
       business combination company's corporate
       name from "B. Riley Principal Merger Corp.
       II" to "Eos Energy Enterprises, Inc." and
       making the Company's corporate existence
       perpetual and (ii) removing certain
       provisions related to our status as a blank
       check company that will no longer apply
       upon the Closing, all of which our board
       believes are necessary to adequately
       address the needs of the post business
       combination Company.

11.    The Incentive Plan Proposal - approve and                 Mgmt          For                            For
       adopt, assuming the condition precedent
       proposals are approved and adopted, the B.
       Riley Principal Merger Corp. II 2020
       Incentive Plan, a copy of which is attached
       to the accompanying proxy statement as
       Annex E.

12.    The Adjournment Proposal - approve the                    Mgmt          For                            For
       adjournment of the special meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of any of the
       condition precedent proposals or the
       incentive plan proposal.




--------------------------------------------------------------------------------------------------------------------------
 BITAUTO HOLDINGS LTD. (BITA)                                                                Agenda Number:  935279338
--------------------------------------------------------------------------------------------------------------------------
        Security:  091727107
    Meeting Type:  Special
    Meeting Date:  23-Oct-2020
          Ticker:  BITA
            ISIN:  US0917271076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S1.    THAT the Agreement and Plan of Merger,                    Mgmt          For
       dated as of June 12, 2020 (the "Merger
       Agreement"), by and between the Company,
       Yiche Holding Limited, an exempted company
       incorporated with limited liability under
       the laws of the Cayman Islands ("Parent")
       and Yiche Mergersub Limited, an exempted
       company incorporated with limited liability
       under the laws of the Cayman Islands and a
       wholly owned Subsidiary of Parent ("Merger
       Sub" and, together with Parent, each a
       "Parent Party" and collectively the ...(due
       to space limits, see proxy material for
       full proposal).

O2.    THAT each of the members of the special                   Mgmt          For
       committee of the board of directors of the
       Company, the chief executive officer of the
       Company and the chief financial officer of
       the Company be authorized to do all things
       necessary to give effect to the Merger
       Agreement, the Plan of Merger, and the
       transactions contemplated thereby,
       including (i) the Merger, (ii) the
       Variation of Capital and (iii) the Adoption
       of Amended M&A.

O3.    THAT the extraordinary general meeting be                 Mgmt          For
       adjourned in order to allow the Company to
       solicit additional proxies in the event
       that there are insufficient proxies
       received at the time of the extraordinary
       general meeting to pass the resolutions to
       be proposed at the extraordinary general
       meeting.




--------------------------------------------------------------------------------------------------------------------------
 CAESARS ENTERTAINMENT CORPORATION                                                           Agenda Number:  935241860
--------------------------------------------------------------------------------------------------------------------------
        Security:  127686103
    Meeting Type:  Annual
    Meeting Date:  24-Jul-2020
          Ticker:  CZR
            ISIN:  US1276861036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Thomas Benninger                    Mgmt          For                            For

1B.    Election of Director: Jan Jones Blackhurst                Mgmt          For                            For

1C.    Election of Director: Juliana Chugg                       Mgmt          For                            For

1D.    Election of Director: Denise Clark                        Mgmt          For                            For

1E.    Election of Director: Keith Cozza                         Mgmt          For                            For

1F.    Election of Director: John Dionne                         Mgmt          For                            For

1G.    Election of Director: James Hunt                          Mgmt          For                            For

1H.    Election of Director: Don Kornstein                       Mgmt          For                            For

1I.    Election of Director: Courtney Mather                     Mgmt          For                            For

1J.    Election of Director: James Nelson                        Mgmt          For                            For

1K.    Election of Director: Anthony Rodio                       Mgmt          For                            For

2.     To approve, on an advisory, non-binding                   Mgmt          For                            For
       basis, named executive officer
       compensation.

3.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as the Company's independent
       registered public accounting firm for the
       year ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 CC NEUBERGER PRINCIPAL HOLDINGS                                                             Agenda Number:  935326442
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1992Y114
    Meeting Type:  Special
    Meeting Date:  02-Feb-2021
          Ticker:  PCPL
            ISIN:  KYG1992Y1145
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Domestication Proposal - to consider                  Mgmt          For                            For
       and vote upon a proposal by special
       resolution to change the corporate
       structure and domicile of CCNB1 by way of
       continuation from an exempted company
       incorporated under the laws of the Cayman
       Islands to a corporation incorporated under
       the laws of the State of Delaware (the
       "Domestication"). The Domestication will be
       effected simultaneously with the Business
       Combination (as defined below) by CCNB1
       filing a Certificate of Corporate
       Domestication ...(due to space limits, see
       proxy statement for full proposal).

2.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal by
       ordinary resolution to approve the Business
       Combination Agreement, dated as of October
       14, 2020 (as amended or supplemented from
       time to time, the "Business Combination
       Agreement"), by and among CCNB1, Sonar
       Merger Sub I, LLC, a Delaware limited
       liability company ("Blocker Merger Sub 1"),
       Sonar Merger Sub II, LLC, a Delaware
       limited liability company ("Blocker Merger
       Sub 2"), Sonar Merger Sub III, LLC ...(due
       to space limits, see proxy statement for
       full proposal).

3.     The Equity Incentive Plan Proposal - to                   Mgmt          For                            For
       consider and vote upon the approval by
       ordinary resolution of the Equity Incentive
       Plan. CCNB1 refers to this as the "Equity
       Incentive Plan Proposal." A copy of the
       Equity Incentive Plan is attached to an
       amendment to the accompanying proxy
       statement/prospectus.

4.     The Charter Proposal - to consider and vote               Mgmt          For                            For
       upon the approval by special resolution of
       the amendment and restatement of the
       Existing Organizational Documents (as
       defined herein) in their entirety by the
       proposed new certificate of incorporation
       (the "Certificate of Incorporation") of the
       Company (a corporation incorporated in the
       State of Delaware, assuming the
       Domestication Proposal is approved and
       adopted, and the filing with and acceptance
       by the Secretary of State of Delaware
       ...(due to space limits, see proxy
       statement for full proposal).

5A.    Organizational Documents Proposal 5a - an                 Mgmt          For                            For
       amendment to change the authorized capital
       stock of CCNB1 from (i) 500,000,000 Class A
       ordinary shares, par value $0.0001 per
       share (the "Class A ordinary shares"),
       50,000,000 Class B ordinary shares, par
       value $0.001 per share (the "Class B
       ordinary shares"), and 1,000,000 preference
       shares, par value $0.0001 per share, to
       (ii) 2,500,000,000 shares of Class A common
       stock, par value $0.0001 per share, of the
       Company (the "Class A common stock")
       ...(due to space limits, see proxy
       statement for full proposal).

5B.    Organizational Documents Proposal 5b - an                 Mgmt          For                            For
       amendment to authorize the board of the
       directors of the Company subsequent to the
       completion of the Business Combination (the
       "Company Board") to make future issuances
       of any or all shares of Preferred Stock in
       one or more classes or series, with such
       terms and conditions as may be expressly
       determined by the Company Board and as may
       be permitted by the DGCL.

5C.    Organizational Documents Proposal 5c - an                 Mgmt          For                            For
       amendment to provide that certain
       provisions of the Certificate of
       Incorporation are subject to certain
       provisions of the Investor Rights Agreement
       (as defined in the accompanying proxy
       statement/prospectus).

5D.    Organizational Documents Proposal 5d - an                 Mgmt          For                            For
       amendment to remove the ability of the
       Company's stockholders to take action by
       written consent in lieu of a meeting unless
       such action is recommended or approved by
       all directors then in office.

5E.    Organizational Documents Proposal 5e - an                 Mgmt          For                            For
       amendment to authorize the classification
       of the Company Board into three classes of
       directors with staggered three-year terms
       of office and make certain related changes.

5F.    Organizational Documents Proposal 5f - an                 Mgmt          For                            For
       amendment to adopt Delaware as the
       exclusive forum for certain stockholder
       litigation.

5G.    Organizational Documents Proposal 5g -                    Mgmt          For                            For
       certain other changes in connection with
       the replacement of Existing Organizational
       Documents with the Certificate of
       Incorporation and Bylaws to be adopted as
       part of the Domestication (copies of which
       are attached to the accompanying proxy
       statement/ prospectus as Annex E and Annex
       F, respectively), including (1) changing
       the post-Business Combination corporate
       name from "CC Neuberger Principal Holdings
       I" to "E2open Parent Holdings, Inc.

6.     The NYSE Proposal - to consider and vote                  Mgmt          For                            For
       upon a proposal by ordinary resolution to
       approve, for the purposes of complying with
       the applicable provisions of NYSE Listing
       Rule 312.03, the issuance of shares of
       Class A common stock, and securities
       convertible into or exchangeable for Class
       A common stock, in connection with the
       Business Combination, the PIPE Investment,
       the Backstop Agreement, and any Permitted
       Equity Financing and shares of Class A
       common stock underlying Restricted Sponsor
       Shares (the "NYSE Proposal").

7.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal by ordinary resolution
       to approve the adjournment of the
       extraordinary general meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies in
       the event that there are insufficient votes
       for the approval of one or more proposals
       at the extraordinary general meeting (this
       proposal is referred to herein as the
       "Adjournment Proposal")




--------------------------------------------------------------------------------------------------------------------------
 CEC ENTERTAINMENT, INC.                                                                     Agenda Number:  935299152
--------------------------------------------------------------------------------------------------------------------------
        Security:  125137AB5
    Meeting Type:  Consent
    Meeting Date:  08-Dec-2020
          Ticker:
            ISIN:  US125137AB57
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN. SELECT "FOR" TO ACCEPT                  Mgmt          For
       THE PLAN SELECT "AGAINST" TO REJECT THE
       PLAN. ABSTAIN IS NOT A VALID VOTING OPTION
       AND WILL NOT COUNT.

2.     OPT OUT OF THE THIRD-PARTY RELEASE. (FOR =                Mgmt          Abstain
       OPT OUT, AGAINST OR ABSTAIN = DO NOT OPT
       OUT)




--------------------------------------------------------------------------------------------------------------------------
 CF FINANCE ACQUISITION CORP.                                                                Agenda Number:  935263830
--------------------------------------------------------------------------------------------------------------------------
        Security:  12528N107
    Meeting Type:  Special
    Meeting Date:  10-Sep-2020
          Ticker:  CFFA
            ISIN:  US12528N1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          Against                        Against
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       business combination from September 17,
       2020 to December 17, 2020 or such earlier
       date as determined by the board of
       directors.

2.     Adjournment Proposal: Adjourn the Special                 Mgmt          For                            For
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of Proposal
       1.




--------------------------------------------------------------------------------------------------------------------------
 CF FINANCE ACQUISITION CORP.                                                                Agenda Number:  935285684
--------------------------------------------------------------------------------------------------------------------------
        Security:  12528N107
    Meeting Type:  Special
    Meeting Date:  03-Nov-2020
          Ticker:  CFFA
            ISIN:  US12528N1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to (a)
       approve and adopt the Transaction
       Agreement, dated as of August 2, 2020 (as
       the same may be amended, the "Transaction
       Agreement"), by and among CFAC, CF Finance
       Intermediate Acquisition, LLC
       ("IntermediateCo"), CF Finance Holdings,
       LLC (the "Sponsor"), Grosvenor Capital
       Management Holdings, LLLP ("GCMH"), the
       GCMH Equityholders, GCMHGP LLC, GCM V, LLC
       ("GCM V") and GCM Grosvenor Inc. ("GCM
       PubCo").

2a.    Organizational Documents Proposal A - To                  Mgmt          For                            For
       authorize the change in the authorized
       capital stock of CFAC from 100,000,000
       shares of Class A common stock, par value
       $0.0001 per share (the "CFAC Class A common
       stock"), 10,000,000 shares of Class B
       common stock, par value $0.0001 per share
       (the "CFAC Class B common stock"), and
       1,000,000 preferred shares, par value.

2b.    Organizational Documents Proposal B - To                  Mgmt          For                            For
       authorize that holders of shares of GCM
       Class A common stock will be entitled to
       cast one vote per share of GCM Class A
       common stock and holders of shares of GCM
       Class C common stock will, (1) prior to the
       Sunset Date, be entitled to cast the lesser
       of (x) 10 votes per share and (y) the Class
       C Share Voting Amount and (2) from and
       after the Sunset Date, be entitled to cast
       one vote per share.

2c.    Organizational Documents Proposal C - To                  Mgmt          For                            For
       authorize that certain provisions of the
       certificate of incorporation of GCM PubCo
       and certain provisions of the bylaws of GCM
       PubCo, in each case, will be subject to the
       Stockholders' Agreement.

2d.    Organizational Documents Proposal D - To                  Mgmt          For                            For
       authorize all other changes in connection
       with the replacement of CFAC's amended and
       restated certificate of incorporation and
       bylaws with GCM PubCo's amended and
       restated certificate of incorporation and
       bylaws as part of the Merger.

3.     The Nasdaq Proposal - To consider and vote                Mgmt          For                            For
       upon a proposal to approve, for purposes of
       complying with applicable listing rules of
       The Nasdaq Capital Market, the issuance and
       sale of (a) 3,500,000 shares of GCM Class A
       common stock and 1,500,000 GCM PubCo
       private placement warrants to the Sponsor,
       (b) 19,500,000 shares of GCM Class A common
       stock to certain third- party investors and
       (c) a number of shares of GCM Class C
       common stock to GCM V equal to the GCM V
       Class C Allocation.

4.     The 2020 Plan Proposal - To consider and                  Mgmt          For                            For
       vote upon a proposal to approve and adopt
       the CF Finance Acquisition Corp. 2020
       Incentive Award Plan and material terms
       thereunder.

5.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the special meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Business Combination Proposal, the
       Organizational Documents Proposals, the
       Nasdaq Proposal and the 2020 Plan Proposal.




--------------------------------------------------------------------------------------------------------------------------
 CHANGE HEALTHCARE INC                                                                       Agenda Number:  935344983
--------------------------------------------------------------------------------------------------------------------------
        Security:  15912K100
    Meeting Type:  Special
    Meeting Date:  13-Apr-2021
          Ticker:  CHNG
            ISIN:  US15912K1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of January 5, 2021, among Change
       Healthcare Inc., UnitedHealth Group
       Incorporated and Cambridge Merger Sub Inc.

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, certain compensation that may be
       paid or become payable to Change's named
       executive officers in connection with the
       Merger.

3.     To adjourn or postpone the Special Meeting,               Mgmt          For                            For
       if necessary or appropriate, to solicit
       additional proxies if there are not
       sufficient votes to approve the proposal
       described above in Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 CHURCHILL CAP CORP II                                                                       Agenda Number:  935450089
--------------------------------------------------------------------------------------------------------------------------
        Security:  17143G106
    Meeting Type:  Special
    Meeting Date:  10-Jun-2021
          Ticker:  CCX
            ISIN:  US17143G1067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Merger Proposal - To consider and vote                Mgmt          For                            For
       upon a proposal to approve the Agreement
       and Plan of Merger, dated as of October 12,
       2020 (as it may be amended and/or restated
       from time to time, the "Skillsoft Merger
       Agreement"), by and among Churchill and
       Software Luxembourg Holding S.A.
       ("Skillsoft"), and the transactions
       contemplated thereby.

2.     The Merger Issuance Proposal - To consider                Mgmt          For                            For
       and vote upon a proposal to approve, for
       purposes of complying with applicable
       listing rules of the New York Stock
       Exchange (the "NYSE"), the issuance of
       shares of Churchill Class A common stock
       and Churchill Class C common stock pursuant
       to the Skillsoft Merger Agreement.

3.     The Charter Amendment Proposal - To                       Mgmt          For                            For
       consider and vote upon a proposal to adopt
       an amendment (the "Charter Amendment") to
       Churchill's amended and restated
       certificate of incorporation currently in
       effect (the "Existing Charter") in the form
       attached to the Joint Proxy
       Statement/Prospectus as Annex B.

4.     The Charter Approval Proposal - To consider               Mgmt          For                            For
       and vote upon a proposal to adopt the
       Second Amended and Restated Certificate of
       Incorporation (the "Proposed Charter") in
       the form attached to the Joint Proxy
       StatementProspectus as Annex C.

5.     The Governance Proposal - To consider and                 Mgmt          For                            For
       act upon, on a non- binding advisory basis,
       a separate proposal with respect to certain
       governance provisions in the Proposed
       Charter in order to give holders of
       Churchill common stock the opportunity to
       present their separate views on important
       corporate governance procedures.

6A.    Election of Director: Jeffrey R. Tarr                     Mgmt          For                            For

6B.    Election of Director: Helena B. Foulkes                   Mgmt          For                            For

6C.    Election of Director: Ronald W. Hovsepian                 Mgmt          For                            For

6D.    Election of Director: Michael Klein                       Mgmt          For                            For

6E.    Election of Director: Karen G. Mills                      Mgmt          For                            For

6F.    Election of Director: Lawrence H. Summers                 Mgmt          For                            For

6G.    Election of Director: Peter Schmitt                       Mgmt          For                            For

7.     The Prosus PIPE Issuance Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve, for purposes of complying with the
       applicable listing rules of the NYSE, the
       issuance of shares of Churchill Class A
       common stock pursuant to the Prosus
       Subscription Agreement (including the
       shares issuable (i) upon Prosus's exercise
       of the Prosus Top-Up Right and (ii) upon
       Prosus's exercise of the Prosus Warrants
       (each as defined in the Joint Proxy
       Statement/Prospectus)).

8.     The SuRo PIPE Issuance Proposal - To                      Mgmt          For                            For
       consider and vote upon a proposal to
       approve, for purposes of complying with the
       applicable listing rules of the NYSE, the
       issuance of shares of Class A common stock
       pursuant to the SuRo Subscription Agreement
       (as defined in the Joint Proxy
       Statement/Prospectus).

9.     The Incentive Plan Proposal - To consider                 Mgmt          For                            For
       and vote upon a proposal to approve and
       adopt the Incentive Plan (as defined in the
       Joint Proxy Statement/Prospectus).

10.    The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Churchill Special
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes.




--------------------------------------------------------------------------------------------------------------------------
 CHURCHILL CAP CORP III                                                                      Agenda Number:  935277384
--------------------------------------------------------------------------------------------------------------------------
        Security:  17144C104
    Meeting Type:  Special
    Meeting Date:  07-Oct-2020
          Ticker:  CCXX
            ISIN:  US17144C1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the business combination                       Mgmt          For                            For
       described in the accompanying proxy
       statement, including (a) adopting the
       Agreement and Plan of Merger, dated as of
       July 12, 2020, by and among Churchill,
       Polaris Parent Corp., Polaris Investment
       Holdings, L.P., Music Merger Sub I, Inc., a
       subsidiary of Churchill, and Music Merger
       Sub II LLC, a subsidiary of Churchill, a
       copy of which is attached to the
       accompanying proxy statement as Annex A.

2.     To approve and adopt the second amended and               Mgmt          For                            For
       restated certificate of incorporation of
       Churchill in the form attached to the
       accompanying proxy statement as Annex B
       (the "second amended and restated
       certificate of incorporation")

3A.    To require, at any time that the Sellers                  Mgmt          For                            For
       and their Permitted Transferees (each as
       defined in the second amended and restated
       certificate of incorporation) beneficially
       own, in the aggregate, less than 50% of the
       voting power of the stock of Churchill
       entitled to vote generally in the election
       of directors, the approval of the
       affirmative vote of the holders of at least
       66 2/3% of the common stock of Churchill to
       make any amendment to certain provisions of
       the certificate of incorporation or bylaws,
       including any amendments to Article V.

3B.    To cause Churchill to not be governed by                  Mgmt          For                            For
       Section 203 of the Delaware General
       Corporate Law ("DGCL") and, instead,
       include a provision in the second amended
       and restated certificate of incorporation
       that is substantially similar to Section
       203 of the DGCL, but excludes certain
       parties, including H&F (as defined in the
       second amended and restated certificate of
       incorporation), any of H&F's direct
       transferees or any of their affiliates or
       successors from the definition of
       "interested stockholder," and to make
       certain related changes

3C.    To approve an increase of Churchill's total               Mgmt          For                            For
       number of authorized shares of all classes
       of capital stock from 301,000,000 shares to
       1,510,000,000 shares, which would consist
       of (i) increasing Churchill's Class A
       common stock from 250,000,000 shares to
       1,500,000,000 shares and (ii) increasing
       Churchill's preferred stock from 1,000,000
       to 10,000,000 shares.

3D.    To approve provisions in second amended and               Mgmt          For                            For
       restated certificate of incorporation that
       provide that certain transactions are not
       "corporate opportunities" and that each of
       Sellers, Churchill and their respective
       affiliates and investment funds affiliated
       with Sellers and Churchill and their
       respective successors and affiliates and
       all of their respective partners,
       principals, directors, officers, members,
       managers, equity holders and/or employees,
       including any of foregoing who serve as
       officers or directors of Churchill are not
       subject.

3E.    To approve provisions in the second amended               Mgmt          For                            For
       and restated certificate of incorporation
       that provide that, for so long as the
       Sellers and their Permitted Transferees
       beneficially own, in the aggregate, 50% or
       more of the voting power of the stock of
       Churchill entitled to vote generally in the
       election of directors, any action required
       or permitted to be taken at any annual or
       special meeting of stockholders of
       Churchill may be taken without a meeting,
       without prior notice and without a vote

4.     To approve and adopt the Churchill Capital                Mgmt          For                            For
       Corp III 2020 Omnibus Incentive Plan and
       the material terms thereunder, including
       the authorization of the initial share
       reserve thereunder. A copy of such
       Incentive Plan is attached to the
       accompanying proxy statement as Annex H.

5.     DIRECTOR
       Paul Emery                                                Mgmt          For                            For
       Mark Tabak                                                Mgmt          For                            For
       Bill Veghte                                               Mgmt          For                            For
       Glenn R. August                                           Mgmt          For                            For
       Richard Clarke                                            Mgmt          For                            For
       Hunter Philbrick                                          Mgmt          For                            For
       Anthony Colaluca                                          Mgmt          For                            For
       Michael Klein                                             Mgmt          For                            For
       Allen Thorpe                                              Mgmt          For                            For

6.     To approve, for purposes of complying with                Mgmt          For                            For
       the applicable provisions of Section 312.03
       of the New York Stock Exchange's ("NYSE")
       Listed Company Manual, (a) the issuance of
       more than 20% of Churchill's issued and
       outstanding shares of common stock in
       connection with the Transactions (as
       described in the accompanying proxy
       statement), including, without limitation,
       the PIPE Investment and the issuance of
       more than 20% of Churchill's issued and
       outstanding shares to a single holder in
       connection with the Transactions.

7.     To approve any proposal to adjourn the                    Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of Proposal Nos. 1 through 6.




--------------------------------------------------------------------------------------------------------------------------
 CINCINNATI BELL INC.                                                                        Agenda Number:  935257217
--------------------------------------------------------------------------------------------------------------------------
        Security:  171871502
    Meeting Type:  Annual
    Meeting Date:  24-Sep-2020
          Ticker:  CBB
            ISIN:  US1718715022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Meredith J. Ching

1B.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Walter A. Dods, Jr.

1C.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: John W. Eck

1D.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Leigh R. Fox

1E.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Jakki L. Haussler

1F.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Craig F. Maier

1G.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Russel P. Mayer

1H.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Theodore H. Torbeck

1I.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Lynn A. Wentworth

1J.    Election of Director for one-year term                    Mgmt          For                            For
       expiring in 2021: Martin J. Yudkovitz

2.     Approval, by a non-binding advisory vote,                 Mgmt          For                            For
       of our executive officers' compensation.

3.     Ratification of our Audit and Finance                     Mgmt          For                            For
       Committee's appointment of our independent
       registered public accounting firm for 2020.




--------------------------------------------------------------------------------------------------------------------------
 CNX MIDSTREAM PARTNERS LP                                                                   Agenda Number:  935269589
--------------------------------------------------------------------------------------------------------------------------
        Security:  12654A101
    Meeting Type:  Consent
    Meeting Date:  26-Sep-2020
          Ticker:  CNXM
            ISIN:  US12654A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The undersigned, being a holder of record                 Mgmt          For                            For
       as of the Record Date of CNXM Limited
       Partner Interests, hereby consents to and
       approves, by written consent without a
       meeting, the Merger Agreement (as defined
       below) and the transactions contemplated
       thereby, including the Merger (as defined
       below).




--------------------------------------------------------------------------------------------------------------------------
 COHERENT, INC.                                                                              Agenda Number:  935354718
--------------------------------------------------------------------------------------------------------------------------
        Security:  192479103
    Meeting Type:  Annual
    Meeting Date:  06-May-2021
          Ticker:  COHR
            ISIN:  US1924791031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Jay T. Flatley                      Mgmt          For                            For

1B.    Election of Director: Pamela Fletcher                     Mgmt          For                            For

1C.    Election of Director: Andreas W. Mattes                   Mgmt          For                            For

1D.    Election of Director: Beverly Kay Matthews                Mgmt          For                            For

1E.    Election of Director: Michael R. McMullen                 Mgmt          For                            For

1F.    Election of Director: Garry W. Rogerson                   Mgmt          For                            For

1G.    Election of Director: Steve Skaggs                        Mgmt          For                            For

1H.    Election of Director: Sandeep Vij                         Mgmt          For                            For

2.     To approve our amended and restated                       Mgmt          For                            For
       Employee Stock Purchase Plan.

3.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as our independent registered
       public accounting firm for the fiscal year
       ending October 2, 2021.

4.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, our named executive officer
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 COHERENT, INC.                                                                              Agenda Number:  935443008
--------------------------------------------------------------------------------------------------------------------------
        Security:  192479103
    Meeting Type:  Special
    Meeting Date:  24-Jun-2021
          Ticker:  COHR
            ISIN:  US1924791031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of March 25, 2021, by and among
       Coherent, Inc., II-VI Incorporated and
       Watson Merger Sub Inc. (the "merger
       agreement").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the executive officer compensation
       that will or may be paid to Coherent's
       named executive officers in connection with
       the transactions contemplated by the merger
       agreement.

3.     To adjourn Coherent's special meeting of                  Mgmt          For                            For
       stockholders (the "Special Meeting"), if
       necessary or appropriate, to solicit
       additional proxies if, immediately prior to
       such adjournment, there are not sufficient
       votes to approve the Coherent merger
       proposal or to ensure that any supplement
       or amendment to the accompanying joint
       proxy statement/prospectus is timely
       provided to Coherent stockholders.




--------------------------------------------------------------------------------------------------------------------------
 COLLIER CREEK HOLDINGS, INC.                                                                Agenda Number:  935260543
--------------------------------------------------------------------------------------------------------------------------
        Security:  G22707106
    Meeting Type:  Special
    Meeting Date:  27-Aug-2020
          Ticker:  CCH
            ISIN:  KYG227071068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Domestication Proposal - To consider                  Mgmt          For                            For
       and vote upon a proposal by special
       resolution to change the corporate
       structure and domicile of Collier Creek by
       way of continuation from an exempted
       company incorporated under the laws of the
       Cayman Islands to a corporation
       incorporated under the laws of the State of
       Delaware ("Domestication"). The
       Domestication will be effected
       simultaneously with the Business
       Combination.

2.     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal by
       ordinary resolution to approve the Business
       Combination Agreement, dated as of June 5,
       2020 by and among Collier Creek, Utz Brands
       Holdings, LLC, the parent of Utz Quality
       Foods, LLC, and Utz's existing
       equityholders, and the transactions
       contemplated by the Business Combination
       Agreement.

3.     The Equity Incentive Plan Proposal - To                   Mgmt          For                            For
       consider and vote upon the approval by
       ordinary resolution of the Equity Incentive
       Plan. Collier Creek refers to this as the
       "Equity Incentive Plan Proposal." A copy of
       the Equity Incentive Plan is attached to
       the accompanying proxy statement/prospectus
       as Annex D.

4.     Organizational Documents Proposal A - as a                Mgmt          For                            For
       special resolution, to authorize the change
       in the authorized capital stock of Collier
       Creek from (i) 400,000,000 Class A ordinary
       shares, par value $0.0001 per share,
       50,000,000 Class B ordinary shares, par
       value $0.001 per share, and 1,000,000
       preferred shares, par value $0.0001 per
       share, to (ii) 1,000,000,000 shares of
       Class A common stock, par value $0.0001 per
       share, of the Company, 1,000,000 shares of
       Series B-1 non-voting common stock, par
       value $0.0001 per share, of the Company.

5.     Organizational Documents Proposal B - As a                Mgmt          For                            For
       special resolution, to authorize the
       Company to make issuances of any or all
       shares of Preferred Stock in one or more
       classes or series, with such terms and
       conditions as may be expressly determined
       by the Company's board of directors and as
       may be permitted by the DGCL.

6.     Organizational Documents Proposal C - As a                Mgmt          For                            For
       special resolution, to provide that certain
       provisions of the Certificate of
       Incorporation are subject to certain
       provisions of the Investor Rights Agreement
       (as defined in the accompanying proxy
       statement/prospectus)

7.     Organizational Documents Proposal D - As a                Mgmt          For                            For
       special resolution, to authorize the
       removal of the ability of the Company's
       stockholders to take action by written
       consent in lieu of a meeting unless such
       action is recommended or approved by all
       directors then in office.

8.     Organizational Documents Proposal E - As a                Mgmt          For                            For
       special resolution, to authorize the
       classification of the Company's board of
       directors into three classes of directors
       with staggered three-year terms of office
       and make certain related changes.

9.     Organizational Documents Proposal F - As a                Mgmt          For                            For
       special resolution, to authorize the
       adoption of Delaware as the exclusive forum
       for certain stockholder litigation.

10.    Organizational Documents Proposal G - As a                Mgmt          For                            For
       special resolution, to authorize all other
       changes in connection with the replacement
       of Existing Organizational Documents with
       the Certificate of Incorporation and Bylaws
       as part of the Domestication.

11.    The Adjournment Proposal- To consider and                 Mgmt          For                            For
       vote upon a proposal by ordinary resolution
       to approve the adjournment of the
       extraordinary general meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies in
       the event that there are insufficient votes
       for the approval of one or more proposals
       at the extraordinary general meeting (this
       proposal is referred to herein as the
       "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 CONCHO RESOURCES INC                                                                        Agenda Number:  935317924
--------------------------------------------------------------------------------------------------------------------------
        Security:  20605P101
    Meeting Type:  Special
    Meeting Date:  15-Jan-2021
          Ticker:  CXO
            ISIN:  US20605P1012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated October 18, 2020 (as it may be
       amended from time to time, the "Merger
       Agreement"), by and among Concho Resources
       Inc., ConocoPhillips and Falcon Merger Sub
       Corp.

2.     To approve, by non-binding vote, certain                  Mgmt          For                            For
       compensation that may be paid or become
       payable to Concho Resources Inc.'s named
       executive officers that is based on, or
       otherwise relates to, the merger
       contemplated by the Merger Agreement.




--------------------------------------------------------------------------------------------------------------------------
 COOPER TIRE & RUBBER COMPANY                                                                Agenda Number:  935389254
--------------------------------------------------------------------------------------------------------------------------
        Security:  216831107
    Meeting Type:  Special
    Meeting Date:  30-Apr-2021
          Ticker:  CTB
            ISIN:  US2168311072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Agreement and Plan of Merger,                   Mgmt          For                            For
       dated as of February 22, 2021, by and among
       The Goodyear Tire & Rubber Company, Vulcan
       Merger Sub Inc., a wholly owned subsidiary
       of The Goodyear Tire & Rubber Company, and
       Cooper Tire & Rubber Company.

2.     Approve, on a non-binding advisory basis,                 Mgmt          For                            For
       the compensation that may be paid or become
       payable to Cooper Tire & Rubber Company's
       named executive officers that is based on
       or otherwise relates to the merger.

3.     Approve the adjournment of the Cooper Tire                Mgmt          For                            For
       & Rubber Company special meeting, if
       necessary or appropriate, to solicit
       additional proxies if there are not
       sufficient votes to adopt the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 CORELOGIC, INC.                                                                             Agenda Number:  935382046
--------------------------------------------------------------------------------------------------------------------------
        Security:  21871D103
    Meeting Type:  Special
    Meeting Date:  28-Apr-2021
          Ticker:  CLGX
            ISIN:  US21871D1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt the Agreement and Plan of               Mgmt          For                            For
       Merger, dated as of February 4, 2021 (as it
       may be amended from time to time, the
       "Merger Agreement"), by and among
       Celestial-Saturn Parent Inc.,
       Celestial-Saturn Merger Sub Inc., and
       CoreLogic, Inc.

2.     Non-binding, advisory proposal to approve                 Mgmt          For                            For
       compensation that will or may become
       payable by CoreLogic, Inc. to its named
       executive officers in connection with the
       merger contemplated by the Merger
       Agreement.




--------------------------------------------------------------------------------------------------------------------------
 CRESCENT ACQUISITION CORP                                                                   Agenda Number:  935331621
--------------------------------------------------------------------------------------------------------------------------
        Security:  22564L105
    Meeting Type:  Special
    Meeting Date:  17-Feb-2021
          Ticker:  CRSA
            ISIN:  US22564L1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Extension Proposal - amend the                Mgmt          For                            For
       amended and restated certificate of
       incorporation ("Charter") to extend the
       date by which the Company must (1)
       consummate a merger, capital stock
       exchange, asset acquisition, stock
       purchase, reorganization or similar
       business combination, (2) cease its
       operations except for the purpose of
       winding up if it fails to complete such
       initial business combination, (3) redeem
       all of the shares of Class A common stock,
       par value $0.0001 per share, from March 12,
       2021 to June 30, 2021 (the "Charter
       Extension").

2.     The Trust Extension Proposal - amend the                  Mgmt          For                            For
       Investment Management Trust Agreement,
       dated March 7,2019 by and between the
       Company and Continental Stock Transfer &
       Trust Company, a New York limited purpose
       trust company, as trustee, pursuant to an
       amendment to the Trust Agreement in the
       form set forth in Annex B of the
       accompanying proxy statement, to extend the
       date on which Continental must liquidate
       the trust account established in connection
       with the IPO if the Company has not
       completed its initial business
       combination,from March 12,2021 to June
       30,2021.

3.     The Adjournment Proposal - approve the                    Mgmt          For                            For
       adjournment of the special meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       proposals for the Charter Extension and/or
       the Trust Extension (the "Adjournment
       Proposal").




--------------------------------------------------------------------------------------------------------------------------
 DUPONT DE NEMOURS INC                                                                       Agenda Number:  935348436
--------------------------------------------------------------------------------------------------------------------------
        Security:  26614N102
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2021
          Ticker:  DD
            ISIN:  US26614N1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Amy G. Brady                        Mgmt          For                            For

1B.    Election of Director: Edward D. Breen                     Mgmt          For                            For

1C.    Election of Director: Ruby R. Chandy                      Mgmt          For                            For

1D.    Election of Director: Franklin K. Clyburn,                Mgmt          For                            For
       Jr.

1E.    Election of Director: Terrence R. Curtin                  Mgmt          For                            For

1F.    Election of Director: Alexander M. Cutler                 Mgmt          For                            For

1G.    Election of Director: Eleuthere I. du Pont                Mgmt          For                            For

1H.    Election of Director: Luther C. Kissam                    Mgmt          For                            For

1I.    Election of Director: Frederick M. Lowery                 Mgmt          For                            For

1J.    Election of Director: Raymond J. Milchovich               Mgmt          For                            For

1K.    Election of Director: Deanna M. Mulligan                  Mgmt          For                            For

1L.    Election of Director: Steven M. Sterin                    Mgmt          For                            For

2.     Advisory Resolution to Approve Executive                  Mgmt          For                            For
       Compensation.

3.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2021.

4.     Amendment and Restatement of the Company's                Mgmt          For                            For
       Certificate of Incorporation to Decrease
       the Ownership Threshold for Stockholders to
       Call a Special Meeting.

5.     Right to Act by Written Consent.                          Shr           For                            Against

6.     Annual Disclosure of EEO-1 Data.                          Shr           Abstain                        Against

7.     Annual Report on Plastic Pollution.                       Shr           Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 E*TRADE FINANCIAL CORPORATION                                                               Agenda Number:  935240298
--------------------------------------------------------------------------------------------------------------------------
        Security:  269246401
    Meeting Type:  Special
    Meeting Date:  17-Jul-2020
          Ticker:  ETFC
            ISIN:  US2692464017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt the Agreement and Plan of               Mgmt          For                            For
       Merger, dated as of February 20, 2020 (as
       it may be amended from time to time, the
       "merger agreement"), by and among Morgan
       Stanley, Moon-Eagle Merger Sub, Inc. and
       E*TRADE Financial Corporation ("E*TRADE").

2.     Proposal to approve, on an advisory                       Mgmt          For                            For
       (non-binding) basis, certain compensation
       that may be paid or become payable to
       E*TRADE's named executive officers in
       connection with the merger.

3.     Proposal to adjourn the E*TRADE special                   Mgmt          For                            For
       meeting, if necessary or appropriate, to
       solicit additional proxies in favor of the
       merger agreement proposal if there are not
       sufficient votes at the time of such
       adjournment to adopt the merger agreement.




--------------------------------------------------------------------------------------------------------------------------
 EXTENDED STAY AMERICA, INC.                                                                 Agenda Number:  935422345
--------------------------------------------------------------------------------------------------------------------------
        Security:  30224P200
    Meeting Type:  Special
    Meeting Date:  11-Jun-2021
          Ticker:  STAY
            ISIN:  US30224P2002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the merger agreement and approve                 Mgmt          Against                        Against
       the mergers and the other transactions
       contemplated by the merger agreement.

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to the Company's named
       executive officers that is based on or
       otherwise relates to the mergers.

3.     To approve, any adjournment of the meeting                Mgmt          Against                        Against
       for the purpose of soliciting additional
       proxies.




--------------------------------------------------------------------------------------------------------------------------
 EXTENDED STAY AMERICA, INC.                                                                 Agenda Number:  935422357
--------------------------------------------------------------------------------------------------------------------------
        Security:  30224P211
    Meeting Type:  Special
    Meeting Date:  11-Jun-2021
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt the merger agreement and                Mgmt          Against                        Against
       approve the mergers and the other
       transactions contemplated by the merger
       agreement.

2.     Proposal to approve, on a non-binding,                    Mgmt          For                            For
       advisory basis, the compensation that may
       be paid or become payable to Hospitality's
       named executive officers that is based on
       or otherwise relates to the mergers.




--------------------------------------------------------------------------------------------------------------------------
 EXTENDED STAY AMERICA, INC.                                                                 Agenda Number:  935435772
--------------------------------------------------------------------------------------------------------------------------
        Security:  30224P200
    Meeting Type:  Special
    Meeting Date:  11-Jun-2021
          Ticker:  STAY
            ISIN:  US30224P2002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the merger agreement and approve                 Mgmt          Against                        Against
       the mergers and the other transactions
       contemplated by the merger agreement.

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to the Company's named
       executive officers that is based on or
       otherwise relates to the mergers.

3.     To approve, any adjournment of the meeting                Mgmt          Against                        Against
       for the purpose of soliciting additional
       proxies.




--------------------------------------------------------------------------------------------------------------------------
 FALCON CAPITAL ACQUISITION CORP.                                                            Agenda Number:  935456891
--------------------------------------------------------------------------------------------------------------------------
        Security:  30606L108
    Meeting Type:  Special
    Meeting Date:  29-Jun-2021
          Ticker:  FCAC
            ISIN:  US30606L1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the agreement and plan of merger,
       dated February 12, 2021, by and among FCAC,
       FCAC Merger Sub Inc., a wholly-owned
       subsidiary of FCAC ("Merger Sub"),
       Sharecare, Inc. ("Sharecare") and Colin
       Daniel, solely in his capacity as
       representative of the Sharecare
       stockholders (the "Stockholder
       Representative") (as may be amended and/or
       restated from time to time, the "Merger
       Agreement") and the transactions
       contemplated ...(due to space limits, see
       proxy statement for full proposal).

2.     The Charter Proposal- to consider and vote                Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal is approved,
       the proposed fourth amended and restated
       certificate of incorporation of FCAC which
       includes a certificate of designations for
       the Series A Preferred Stock ("Series A
       Preferred Stock") (the "Proposed Charter"),
       which will replace FCAC's third amended and
       restated certificate of incorporation,
       dated September 21, 2020 (the "Current
       Charter") and will be in ...(due to space
       limits, see proxy statement for full
       proposal).

3.     The Advisory Charter Proposal - to consider               Mgmt          For                            For
       and vote upon a separate proposal to
       approve, on a non-binding advisory basis,
       the following material difference between
       the Proposed Charter and the Current
       Charter, which is being presented in
       accordance with the requirements of the
       U.S. Securities and Exchange Commission
       ("SEC") as a separate sub-proposal (we
       refer to such proposals as the "Advisory
       Charter Proposal"). Under the Proposed
       Charter, New Sharecare will be authorized
       to issue ...(due to space limits, see proxy
       statement for full proposal).

4.     The Stock Issuance Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal
       and the Charter Proposal are approved and
       adopted, for the purposes of complying with
       the applicable listing rules of Nasdaq, the
       issuance of (x) shares of FCAC Class A
       common stock and the New Sharecare Series A
       Preferred Stock pursuant to the terms of
       the Merger Agreement and (y) shares of FCAC
       Class A common stock to certain
       institutional investors (the "PIPE ...(due
       to space limits, see proxy statement for
       full proposal).

5.     The Incentive Plan Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal,
       the Charter Proposal and the Stock Issuance
       Proposal are approved and adopted, the
       Sharecare, Inc. 2021 Omnibus Incentive Plan
       (the "Incentive Plan"), a copy of which is
       attached to the accompanying proxy
       statement/prospectus as Annex E, including
       the authorization of the initial share
       reserve under the Incentive Plan (the
       "Incentive Plan Proposal").

6.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, any of
       the Business Combination Proposal, the
       Charter Proposal, the Stock Issuance
       Proposal, and the Incentive Plan Proposal
       (together the "condition precedent
       proposals") would not be duly approved and
       adopted by our ...(due to space limits, see
       proxy statement for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 FINTECH ACQUISITION CORP. III                                                               Agenda Number:  935278247
--------------------------------------------------------------------------------------------------------------------------
        Security:  31811A101
    Meeting Type:  Special
    Meeting Date:  15-Oct-2020
          Ticker:  FTAC
            ISIN:  US31811A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -To                     Mgmt          For                            For
       consider and vote upon a proposal to
       approve the business combination and adopt
       the Agreement and Plan of Merger, dated as
       of August 3, 2020, as it may be amended
       (the "Merger Agreement"), by and among the
       Company, GTCR-Ultra Holdings, LLC,
       GTCR-Ultra Holdings II, LLC, FinTech III
       Merger Sub Corp., FinTech Acquisition Corp.
       III Parent Corp., GTCR/Ulra Blocker, Inc.
       and GTCR Fund XI/C LP.

2A     To change the Company's name to Paya                      Mgmt          For                            For
       Holdings Inc. and remove certain provisions
       related to its status as a special purpose
       acquisition company.

2B     To increase the amount of authorized shares               Mgmt          For                            For
       and provide for only one class of common
       stock.

2C     To prohibit stockholder action by written                 Mgmt          For                            For
       consent, subject to GTCR's ownership
       percentage conditions at the time.

2D     To create three classes of directors and to               Mgmt          For                            For
       extend each director term to three years.

2E     To require the vote of at least two-thirds                Mgmt          For                            For
       of the voting power of the outstanding
       shares of capital stock, rather than a
       simple majority, subject to GTCR's
       ownership percentage at the time, to remove
       a director from office.

2F     To require the vote of at least two-thirds                Mgmt          For                            For
       of the voting power of the outstanding
       shares of capital stock, rather than a
       simple majority, subject to GTCR's
       ownership percentage at that time, to amend
       or repeal certain provisions of the
       certificate of incorporation.

2G     To require the vote of at least two-thirds                Mgmt          For                            For
       of the voting power of the outstanding
       shares of capital stock, rather than a
       simple majority, subject to GTCR's
       ownership percentage at that time, to
       adopt, amend or repeal the Company's
       bylaws.

3      The Incentive Plan Proposal - To consider                 Mgmt          For                            For
       and vote upon a proposal to adopt the
       Parent Omnibus Equity Compensation Plan.

4A     Election of Director: Mei-Mei Tuan                        Mgmt          For                            For

4B     Election of Director: Pawneet Abramowski                  Mgmt          For                            For

4C     Election of Director: Jan Hopkins Trachtman               Mgmt          For                            For

5A     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Anna May Trala

5B     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Jim Bonetti

5C     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Stuart Yarbrough

5D     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       KJ McConnell

5E     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Jeff Hack

5F     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Christine Larsen

5G     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Aaron Cohen

5H     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Collin Roche

5I     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is a controlled company upon the
       consummation of the Business Combination:
       Mike Gordon

6A     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Anna May Trala

6B     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Stuart Yarbrough

6C     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       KJ McConnell

6D     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Jeff Hack

6E     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Christine Larsen

6F     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Aaron Cohen

6G     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Collin Roche

6H     To consider and vote upon a proposal to                   Mgmt          For                            For
       elect director, effective as of and
       contingent upon the consummation of the
       Business Combination, to serve on Parent's
       board of directors in the event that Parent
       is not a controlled company upon the
       consummation of the Business Combination:
       Mike Gordon

7      The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the special meeting to a
       later date, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve one or more of the other
       proposals submitted for stockholder
       approval at the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 FLIR SYSTEMS, INC.                                                                          Agenda Number:  935403624
--------------------------------------------------------------------------------------------------------------------------
        Security:  302445101
    Meeting Type:  Special
    Meeting Date:  13-May-2021
          Ticker:  FLIR
            ISIN:  US3024451011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger                 Mgmt          For                            For
       by and among Teledyne Technologies
       Incorporated ("Teledyne"), Firework Merger
       Sub I, Inc. ("Merger Sub I"), Firework
       Merger Sub II, LLC ("Merger Sub II"), and
       FLIR Systems, Inc. ("FLIR"), pursuant to
       which Merger Sub I will merge with and into
       FLIR, with FLIR surviving, and immediately
       thereafter FLIR will merge with and into
       Merger Sub II ("Mergers"), with Merger Sub
       II surviving and continuing as a wholly
       owned subsidiary of Teledyne ("FLIR Merger
       Proposal").

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that will or may
       become payable to FLIR's named executive
       officers in connection with the Mergers.

3.     To approve one or more adjournments of the                Mgmt          For                            For
       special meeting of stockholders of FLIR, if
       necessary or appropriate, to solicit
       additional proxies if there are
       insufficient votes to approve the FLIR
       Merger Proposal at the time of the special
       meeting.




--------------------------------------------------------------------------------------------------------------------------
 FLYING EAGLE ACQUISITION CORP                                                               Agenda Number:  935313522
--------------------------------------------------------------------------------------------------------------------------
        Security:  34407Y103
    Meeting Type:  Special
    Meeting Date:  16-Dec-2020
          Ticker:  FEAC
            ISIN:  US34407Y1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal:  To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the agreement and plan of merger,
       dated as of September 1, 2020 (as may be
       amended and/or restated from time to time,
       the "Merger Agreement"), by and among
       Flying Eagle Acquisition Corp. ("FEAC");
       FEAC Merger Sub Inc., a Delaware
       corporation and a wholly-owned subsidiary
       of FEAC ("Merger Sub"); "Skillz, Inc.", a
       Delaware corporation ("Skillz").

2.     The Charter Proposal: To consider and vote                Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal is approved
       and adopted, the proposed third amended and
       restated certificate of incorporation of
       FEAC (the "Proposed Charter") a copy of
       which is attached to this proxy
       statement/prospectus as Annex B, which will
       replace FEAC's second amended and restated
       certificate of incorporation, dated March
       5, 2020 (the "Current Charter") and will be
       in effect upon the Closing of the Business
       Combination.

3a.    Advisory Charter Proposal A: Under the                    Mgmt          For                            For
       Proposed Charter, New Skillz will be
       authorized to issue 635,000,000 shares of
       capital stock, consisting of (i)
       500,000,000 shares of New Skillz Class A
       common stock, par value $0.0001 per share,
       (ii) 125,000,000 shares of New Skillz Class
       B common stock, par value $0.0001 per
       share, and (iii) 10,000,000 shares of
       preferred stock, par value $0.0001 per
       share, as opposed to the Current Charter
       authorizing FEAC to issue 401,000,000
       shares of capital stock,.

3b.    Advisory Charter Proposal B: Holders of                   Mgmt          For                            For
       shares of New Skillz Class A common stock
       will be entitled to cast one vote per share
       of New Skillz Class A common stock and
       holders of shares of New Skillz Class B
       common stock will be entitled to cast 20
       votes per share of New Skillz Class B
       common stock on each matter properly
       submitted to New Skillz's stockholders
       entitled to vote, as opposed to each share
       of FEAC Class A common stock and FEAC Class
       B common stock being entitled to one vote
       per share on each matter properly submitted
       to FEAC's shareholders.

3c.    Advisory Charter Proposal C: Each member of               Mgmt          For                            For
       the board of directors of New Skillz will
       be elected at each annual meeting of
       stockholders (or special meeting in lieu
       thereof), as opposed to the board of
       directors of FEAC having three classes of
       directors, with only one class of directors
       being elected in each year and each class
       serving a three-year term.

3d.    Advisory Charter Proposal D: Any action                   Mgmt          For                            For
       required or permitted to be taken by the
       stockholders of New Skillz may be taken by
       written consent until the time the issued
       and outstanding shares of Class B common
       stock represent less than 50% of the voting
       power of the then outstanding shares of
       capital stock of New Skillz, as opposed to
       only holders of shares of FEAC Class B
       common stock having the ability to take
       stockholder action by written consent.

3e.    Advisory Charter Proposal E: Amendments to                Mgmt          For                            For
       certain provisions of Proposed Charter
       relating to rights of Class A and Class B
       common stock will require (i) so long as
       any shares of Class B common stock remain
       outstanding, affirmative vote of holders of
       at least two-thirds of outstanding shares
       of Class B common stock of New Skillz,
       voting as a separate class, (ii) so long as
       any shares of Class A common stock remain
       outstanding ...(due to space limits, see
       proxy material for full proposal).

3f.    Advisory Charter Proposal F: The bylaws of                Mgmt          For                            For
       New Skillz may be amended, altered or
       repealed or adopted either (x) by the
       affirmative vote of a majority of the New
       Skillz board of directors present at any
       regular or special meeting of the Board at
       which a quorum is present or (y).

3g.    Advisory Charter Proposal G: The number of                Mgmt          For                            For
       directors will be fixed and may be modified
       by the New Skillz board of directors,
       provided that the number of directors
       cannot exceed a certain threshold without
       the affirmative vote of the holders of (x)
       at least two-thirds of the voting power of
       the outstanding capital stock of New Skillz
       when outstanding Class B common stock
       represents less than 50% of the total
       voting power, or, prior to such time, (y) a
       majority of the voting power of the
       outstanding capital stock of New Skillz,.

4.     The Stock Issuance Proposal: To consider                  Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal
       and the Charter Proposal are approved and
       adopted, for the purposes of complying with
       the applicable listing rules of the NYSE,
       the issuance of (x) shares of FEAC Class A
       common stock pursuant to the terms of the
       Merger Agreement and (y) shares of FEAC
       Class A common stock to certain
       institutional investors in connection with
       the Private Placement, plus any additional
       shares pursuant to subscription agreements.

5.     The Incentive Plan Proposal: To consider                  Mgmt          For                            For
       and vote upon a proposal to approve,
       assuming the Business Combination Proposal,
       the Charter Proposal and the Stock Issuance
       Proposal are approved and adopted, the
       Skillz 2020 Omnibus Incentive Plan (the
       "Incentive Plan"), a copy of which is
       attached to this proxy statement/prospectus
       as Annex F, including the authorization of
       the initial share reserve under the
       Incentive Plan.

6.     The ESPP Proposal: To consider and vote                   Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal, the Charter
       Proposal, the Stock Issuance Proposal and
       the Incentive Plan Proposal are approved
       and adopted, the "Skillz, Inc." 2020
       Employee Stock Purchase Plan (the "ESPP"),
       a copy of which is attached to this proxy
       statement/prospectus as Annex G, including
       the authorization of the initial share
       reserve under the ESPP.

7.     The Adjournment Proposal: To consider and                 Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, any of
       the Business Combination Proposal, the
       Charter Proposal, the Stock Issuance
       Proposal, the Incentive Plan Proposal and
       the ESPP Proposal would not be duly
       approved and adopted by our stockholders or
       we determine that one or more of the
       Closing conditions under Merger.




--------------------------------------------------------------------------------------------------------------------------
 FOLEY TRASIMENE ACQUISITION CORP.                                                           Agenda Number:  935458340
--------------------------------------------------------------------------------------------------------------------------
        Security:  34431F104
    Meeting Type:  Special
    Meeting Date:  30-Jun-2021
          Ticker:  WPF
            ISIN:  US34431F1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       adopt the Amended and Restated Business
       Combination Agreement, dated as of April
       29, 2021 (as it may be amended, restated,
       supplemented or otherwise modified from
       time to time, the "Business Combination
       Agreement"), by and among FTAC, Tempo
       Holding Company, LLC ("Tempo Holdings"),
       Alight, Inc. (f/k/a Acrobat Holdings, Inc.)
       (the "Company"), Acrobat SPAC Merger Sub,
       Inc. ("FTAC Merger Sub"), Acrobat Merger
       Sub, LLC ("Tempo Merger Sub"), Acrobat ...
       (due to space limits, see proxy statement
       for full proposal).

2A.    FTAC Charter Amendment Proposal No. 2A                    Mgmt          For                            For
       (Adoption of Amended and Restated FTAC
       Charter): To approve and adopt the third
       amended and restated certificate of
       incorporation of FTAC (the "Amended FTAC
       Charter").

2B.    FTAC Charter Amendment Proposal No. 2B                    Mgmt          For                            For
       (Creation of Class C Common Stock): To
       approve the amendment and restatement of
       the FTAC Charter to create a new class of
       Class C common stock of FTAC.

2C.    FTAC Charter Amendment Proposal No. 2C                    Mgmt          For                            For
       (Increase in Authorized Shares): To approve
       the amendment and restatement of the FTAC
       Charter to increase the number of
       authorized shares of FTAC from 441,000,000
       to 471,000,000 in order to authorize
       30,000,000 shares of new FTAC Class C
       common stock.

3.     NYSE Proposal - To approve (a) all                        Mgmt          For                            For
       issuances of shares of common stock of the
       Company (including any securities
       convertible into or exercisable for common
       stock of the Company) pursuant to or
       contemplated by the Business Combination
       Agreement, (b) the issuance of shares of
       common stock of FTAC (including any
       securities convertible into or exercisable
       for common stock of FTAC) pursuant to
       certain forward purchase agreements entered
       into by FTAC, (c) the issuance of shares of
       Class C common stock ...(due to space
       limits, see proxy statement for full
       proposal).

4A.    Governance Proposal No. 4A (Board                         Mgmt          For                            For
       Classification): To authorize the
       classification of the board of directors of
       the Company (the "Company Board") into
       three classes of directors, with staggered
       three-year terms of office.

4B.    Governance Proposal No. 4B (Removal of                    Mgmt          For                            For
       Directors): To approve changes to the
       ability of stockholders to remove directors
       from the Company Board.

4C.    Governance Proposal No. 4C (Supermajority                 Mgmt          For                            For
       Voting Requirements): To approve the
       adoption of certain supermajority voting
       requirements in connection with the
       amendment of certain provisions of the
       Company Charter and bylaws of the Company.

5.     The Omnibus Incentive Plan Proposal - To                  Mgmt          For                            For
       approve and adopt the Alight, Inc. 2021
       Omnibus Incentive Plan (the "Omnibus
       Incentive Plan"), which, among other
       things, provides for the reservation of a
       number of shares of Company common stock
       for issuance under the Omnibus Incentive
       Plan, subject to annual increases in such
       reserves as provided in the plan.

6.     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       To approve and adopt the Alight, Inc. 2021
       Employee Stock Purchase Plan (the "Employee
       Stock Purchase Plan"), which, among other
       things, assists eligible employees in
       acquiring a stock ownership interest in the
       Company.

7.     The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       FTAC special meeting to a later date or
       dates, if necessary or appropriate, (a) to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for purposes of
       obtaining the approval of the Business
       Combination Proposal, the FTAC Charter
       Amendment Proposals, the NYSE Proposal, the
       Governance Proposals, the Omnibus Incentive
       Plan Proposal or the Employee Stock
       Purchase Plan Proposal or if otherwise
       necessary or ... (due to space limits, see
       proxy statement for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 FORTRESS VALUE ACQUISITION CORP.                                                            Agenda Number:  935291839
--------------------------------------------------------------------------------------------------------------------------
        Security:  34962V106
    Meeting Type:  Special
    Meeting Date:  13-Nov-2020
          Ticker:  FVAC
            ISIN:  US34962V1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal-To                      Mgmt          For                            For
       consider and vote upon a proposal to
       approve the Agreement and Plan of Merger,
       dated as of July 15, 2020 (as amended on
       August 26, 2020 and as it may be amended
       and/or restated from time to time, the
       "Merger Agreement").

2a.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FVAC's current charter to approve the
       increase of the total number of authorized
       shares of all classes of capital stock from
       221,000,000 shares to 500,000,000,
       consisting of (a) 450,000,000 shares of
       Class A common stock and (b) 50,000,000
       shares of preferred stock (Proposal No. 2).

2b.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FVAC's current charter that the MPMC board
       of directors be divided into three classes,
       with only one class of directors being
       elected each year and members of each class
       (except for those directors appointed in
       connection with the Business Combination)
       serving a three-year term, and to make
       certain related changes (Proposal No. 3)

2c.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FVAC's current charter that MPMC will not
       be governed by Section 203 of the DGCL and,
       instead, will be governed under a provision
       that is substantially similar to Section
       203 of the DGCL, but excludes the Sponsor,
       JHL Capital Group LLC and any Exempt
       Transferee and their respective affiliates
       or successors or any "group", or any member
       of any such group, to which such persons
       are a party from the definition of
       "interested stockholder," and to make
       certain related changes (Proposal No. 4)

2d.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FVAC's current charter to include the
       exclusive forum provision adopting the
       Court of Chancery of the State of Delaware
       as the exclusive forum for certain
       stockholder litigation other than with
       respect to any complaint asserting a cause
       of action arising under the United States
       federal securities laws, including the
       Securities Act of 1933, as amended (the
       "Securities Act") and the Securities
       Exchange Act of 1934, as amended (the
       "Exchange Act") (Proposal No. 5)

2e.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FVAC's current charter to require that any
       amendments relating to Article V (Board of
       Directors) may only be amended, in addition
       to any vote required by applicable law, by
       the affirmative vote of the holders of at
       least 66.7% of the voting power of all the
       then-outstanding shares of stock of FVAC
       entitled to vote in the election of
       directors, voting together as a single
       class (Proposal No. 6).

2f.    A proposal to approve the proposed charter,               Mgmt          For                            For
       which includes the approval of all other
       changes in the proposed charter in
       connection with replacing the current
       charter with the proposed charter as of the
       closing of the Business Combination
       (Proposal No. 7).

3.     The NYSE Issuance Proposal-To consider and                Mgmt          For                            For
       vote upon a proposal to approve, for
       purposes of complying with applicable
       listing rules of the NYSE, the issuance of
       shares of common stock pursuant to the
       Merger Agreement, the Subscription
       Agreements and the Parent Sponsor Warrant
       Exchange Agreement (Proposal No. 8).

4a.    Election of Director: James H. Litinsky                   Mgmt          For                            For

4b.    Election of Director: Randall Weisenburger                Mgmt          For                            For

4c.    Election of Director: Daniel Gold                         Mgmt          For                            For

4d.    Election of Director: Andrew A. McKnight                  Mgmt          For                            For

4e.    Election of Director: General (Retired)                   Mgmt          For                            For
       Richard B. Myers

4f.    Election of Director: Maryanne R. Lavan                   Mgmt          For                            For

4g.    Election of Director: Connie K. Duckworth                 Mgmt          For                            For

5.     The Incentive Plan Proposal-To consider and               Mgmt          For                            For
       vote upon a proposal to approve and adopt
       the Incentive Plan (Proposal No. 10).




--------------------------------------------------------------------------------------------------------------------------
 FORTRESS VALUE ACQUISITION CORP. II                                                         Agenda Number:  935450279
--------------------------------------------------------------------------------------------------------------------------
        Security:  349642108
    Meeting Type:  Special
    Meeting Date:  15-Jun-2021
          Ticker:  FAII
            ISIN:  US3496421088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal- To                     Mgmt          For                            For
       consider and vote upon a proposal to
       approve the Agreement and Plan of Merger,
       dated as of February 21, 2021 (as amended
       from time to time, the "Merger Agreement"),
       by and among Fortress Value Acquisition
       Corp. II, a Delaware corporation ("FAII"),
       FVAC Merger Corp. II, a Delaware
       corporation and a direct, wholly-owned
       subsidiary of FAII, and Wilco Holdco, Inc.,
       a Delaware corporation (the "Company"), and
       the transactions and ancillary agreements
       contemplated thereby (the "Business
       Combination").

2.     The NYSE Issuance Proposal- To consider and               Mgmt          For                            For
       vote upon a proposal to approve, for
       purposes of complying with applicable
       listing rules of the NYSE, the issuance of
       shares of common stock pursuant to the
       Merger Agreement and the Subscription
       Agreements.

3.     The Charter Amendment Proposal- To consider               Mgmt          For                            For
       and act upon a proposal to adopt the
       proposed charter.

4A.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FAII's current charter to approve the
       increase of the total number of all classes
       of capital stock to 471,000,000, consisting
       of (a) 470,000,000 shares of FAII Common
       Stock, including (i) 450,000,000 shares of
       FAII Class A common stock and (ii)
       20,000,000 shares of FAII Class F common
       stock, and (b) 1,000,000 shares of FAII
       preferred stock.

4B.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FAII's current charter to require that the
       board of directors be divided into three
       classes, with only one class of directors
       being elected each year and members of each
       class (except for those initial directors
       appointed to Class I, Class II and Class
       III in connection with the Business
       Combination) serving a three-year term.

4C.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FAII's current charter that ATI Physical
       Therapy, Inc. (f/k/a Fortress Value
       Acquisition Corp. II) will not be governed
       by Section 203 of the Delaware General
       Corporation Law (the "DGCL") and, instead,
       includes a provision that is substantially
       similar to Section 203 of the DGCL, but
       excludes Advent International Corporation
       ("Advent") and its affiliates and
       successors and investment funds affiliated
       with Advent or any "group," or any member
       of any such group.

4D.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FAII's current charter to require that any
       amendments relating to Article V (Board of
       Directors) may only be made, in addition to
       any vote required by applicable law, by the
       affirmative vote of the holders of at least
       66.7% of the voting power of all the
       then-outstanding shares of stock of FAII
       entitled to vote in the election of
       directors, voting together as a single
       class.

4E.    To consider and vote upon an amendment to                 Mgmt          For                            For
       FAII's current charter to require that any
       amendments relating to Article VIII of the
       Amended and Restated Bylaws
       (Indemnification) may only be made by the
       affirmative vote of the holders of at least
       65% of the voting power of all the
       then-outstanding shares of capital stock of
       FAII.

5A.    Election of Director to serve until the                   Mgmt          For                            For
       2023 annual meeting: Joshua A. Pack

5B.    Election of Director to serve until the                   Mgmt          For                            For
       2023 annual meeting: Andrew A. McKnight

5C.    Election of Director to serve until the                   Mgmt          For                            For
       2023 annual meeting: Marc Furstein

5D.    Election of Director to serve until the                   Mgmt          For                            For
       2023 annual meeting: Leslee Cowen

5E.    Election of Director to serve until the                   Mgmt          For                            For
       2023 annual meeting: Aaron F. Hood

5F.    Election of Director to serve until the                   Mgmt          For                            For
       2023 annual meeting: Carmen A. Policy

5G.    Election of Director to serve until the                   Mgmt          For                            For
       2023 annual meeting: Rakefet
       Russak-Aminoach

5H.    Election of Director to serve until the                   Mgmt          For                            For
       2023 annual meeting: Sunil Gulati

6.     The Incentive Plan Proposal- To consider                  Mgmt          For                            For
       and vote upon a proposal to approve the
       Incentive Plan.

7.     The Adjournment Proposal- To consider and                 Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the FAII Special Meeting to
       a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or for any other
       reason permitted by the Merger Agreement in
       connection with, the approval of one or
       more of the other proposals at the FAII
       Special Meeting.




--------------------------------------------------------------------------------------------------------------------------
 FOX CORPORATION                                                                             Agenda Number:  935278843
--------------------------------------------------------------------------------------------------------------------------
        Security:  35137L105
    Meeting Type:  Annual
    Meeting Date:  12-Nov-2020
          Ticker:  FOXA
            ISIN:  US35137L1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THE ENCLOSED MATERIALS HAVE BEEN SENT TO                  Mgmt          No vote
       YOU FOR INFORMATIONAL PURPOSES ONLY.




--------------------------------------------------------------------------------------------------------------------------
 GENWORTH FINANCIAL, INC.                                                                    Agenda Number:  935288426
--------------------------------------------------------------------------------------------------------------------------
        Security:  37247D106
    Meeting Type:  Annual
    Meeting Date:  10-Dec-2020
          Ticker:  GNW
            ISIN:  US37247D1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: G. Kent Conrad                      Mgmt          For                            For

1b.    Election of Director: Karen E. Dyson                      Mgmt          For                            For

1c.    Election of Director: Melina E. Higgins                   Mgmt          For                            For

1d.    Election of Director: Thomas J. McInerney                 Mgmt          For                            For

1e.    Election of Director: David M. Moffett                    Mgmt          For                            For

1f.    Election of Director: Thomas E. Moloney                   Mgmt          For                            For

1g.    Election of Director: Debra J. Perry                      Mgmt          For                            For

1h.    Election of Director: Robert P. Restrepo                  Mgmt          For                            For
       Jr.

1i.    Election of Director: James S. Riepe                      Mgmt          For                            For

2.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation.

3.     Ratification of the selection of KPMG LLP                 Mgmt          For                            For
       as the independent registered public
       accounting firm for 2020.




--------------------------------------------------------------------------------------------------------------------------
 GENWORTH FINANCIAL, INC.                                                                    Agenda Number:  935373314
--------------------------------------------------------------------------------------------------------------------------
        Security:  37247D106
    Meeting Type:  Annual
    Meeting Date:  20-May-2021
          Ticker:  GNW
            ISIN:  US37247D1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: G. Kent Conrad                      Mgmt          For                            For

1B.    Election of Director: Karen E. Dyson                      Mgmt          For                            For

1C.    Election of Director: Jill R. Goodman                     Mgmt          For                            For

1D.    Election of Director: Melina E. Higgins                   Mgmt          For                            For

1E.    Election of Director: Thomas J. McInerney                 Mgmt          For                            For

1F.    Election of Director: Howard D. Mills, III                Mgmt          For                            For

1G.    Election of Director: Debra J. Perry                      Mgmt          For                            For

1H.    Election of Director: Robert P. Restrepo                  Mgmt          For                            For
       Jr.

1I.    Election of Director: Ramsey D. Smith                     Mgmt          For                            For

2.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation.

3.     Approve the 2021 Genworth Financial, Inc.                 Mgmt          For                            For
       Omnibus Incentive Plan.

4.     Ratification of the selection of KPMG LLP                 Mgmt          For                            For
       as the independent registered public
       accounting firm for 2021.




--------------------------------------------------------------------------------------------------------------------------
 GORES HOLDINGS IV, INC.                                                                     Agenda Number:  935319815
--------------------------------------------------------------------------------------------------------------------------
        Security:  382865103
    Meeting Type:  Special
    Meeting Date:  20-Jan-2021
          Ticker:  GHIV
            ISIN:  US3828651030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Business Combination Proposal: To consider                Mgmt          For                            For
       and vote upon a proposal to approve the
       Business Combination Agreement, dated as of
       September 22, 2020 (as it may be amended
       from time to time, the "Business
       Combination Agreement"), by and among the
       Company, SFS Holding Corp., a Michigan
       corporation ("SFS Corp."), United Wholesale
       Mortgage, LLC (f/k/a United Shore Financial
       Services, LLC), a Michigan limited
       liability company ("UWM"), and UWM
       Holdings, LLC, a Delaware limited liability
       company.

2.     Nasdaq Proposal: To consider and vote upon                Mgmt          For                            For
       a proposal to approve, for purposes of
       complying with applicable Nasdaq listing
       rules, the issuance of more than 20% of the
       issued and outstanding common stock, par
       value $0.0001 per share, of the Company
       (the "Class A Stock") and Class F common
       stock, par value $0.0001 per share, of the
       Company (the "Class F Stock" and, prior to
       the effectiveness of the Proposed Charter,
       the Class A Stock together with the Class F
       Stock, and, upon the effectiveness of the
       Proposed Charter, Class A, B, C, D.

3.     Charter Approval Proposal - To consider and               Mgmt          For                            For
       act upon a proposal to adopt the proposed
       Second Amended and Restated Certificate of
       Incorporation of the Company (the "Proposed
       Charter").

4A.    Change in Authorized Shares: To amend the                 Mgmt          For                            For
       Proposed Charter to (i) increase the
       Post-Combination Company's total number of
       authorized shares of capital stock from
       221,000,000 shares to 9,200,000,000 shares
       of capital stock, (ii) increase the
       Post-Combination Company's authorized Class
       A Stock from 200,000,000 shares to
       4,000,000,000 shares of Class A Stock,
       (iii) create the Post-Combination Company's
       Class B Stock, consisting of 1,700,000,000
       authorized shares of Class B Stock,.

4B.    Dual-Class Stock: To amend the Proposed                   Mgmt          For                            For
       Charter to provide for a capital structure
       pursuant to which, subject to applicable
       law and the rights, if any, of the holders
       of any outstanding series of Preferred
       Stock, the holders of outstanding shares of
       Common Stock of the Post-Combination
       Company will vote together as a single
       class on all matters with respect to which
       stockholders of the Post-Combination
       Company are entitled to vote under
       applicable law, the Proposed Charter or the
       proposed Amended and Restated Bylaws of the
       Post-Combination Company.

4C.    Removal of Directors - To amend the                       Mgmt          For                            For
       Proposed Charter to provide that until any
       time prior to the Voting Rights Threshold
       Date, any director of the Post-Combination
       Company's Board elected by the stockholders
       generally entitled to vote may be removed
       with or without cause, and, any time from
       and after the Voting Rights Threshold Date,
       any such director may be removed only for
       cause.

4D.    Selection of the Sixth Judicial Court,                    Mgmt          For                            For
       Oakland County, Michigan or the Court of
       Chancery of the State of Delaware as
       Exclusive Forum: To amend the Proposed
       Charter to provide that, unless the
       Post-Combination Company consents in
       writing to the selection of an alternative
       forum,.

4E.    Required Stockholder Vote to Amend Certain                Mgmt          For                            For
       Sections of the Proposed Charter: To amend
       the Proposed Charter to require that, from
       and after the Voting Rights Threshold Date,
       in addition to any affirmative vote
       required by applicable law, the approval by
       affirmative vote of the holders of at least
       75% in voting power of the then outstanding
       shares of the Post-Combination Company
       generally entitled to vote is required to
       make any amendment to Article VII (Board of
       Directors) or or Article VIII.

4F.    Required Stockholder Vote to Amend the                    Mgmt          For                            For
       Bylaws of the Company - To amend the
       Proposed Charter to provide that, from and
       after the Voting Rights Threshold Date, the
       affirmative vote of the holders of at least
       75% in voting power of the then outstanding
       shares of the Post - Combination Company
       generally entitled to vote, is required to
       alter, amend, make or repeal any provision
       of the Amended and Restated Bylaws.

5.     DIRECTOR
       Mr. Mat Ishbia                                            Mgmt          For                            For
       Mr. Alex Elezaj                                           Mgmt          For                            For
       Ms. Laura Lawson                                          Mgmt          For                            For
       Ms. Melinda Wilner                                        Mgmt          For                            For
       Mr. Jeff Ishbia                                           Mgmt          For                            For
       Mr. Justin Ishbia                                         Mgmt          For                            For
       Ms. Kelly Czubak                                          Mgmt          For                            For
       Mr. Isiah Thomas                                          Mgmt          For                            For
       Mr. Robert Verdun                                         Mgmt          For                            For

6.     Incentive Plan Proposal - To consider and                 Mgmt          For                            For
       vote upon a proposal to approve the UWM
       Corporation 2020 Omnibus Incentive Plan
       (the "Incentive Plan"), including the
       authorization of the initial share reserve
       under the Incentive Plan, a copy of which
       is attached to the Proxy Statement as Annex
       G.

7.     Adjournment Proposal: To consider and vote                Mgmt          For                            For
       upon a proposal to allow the chairman of
       the Special Meeting to adjourn the Special
       Meeting to a later date or dates, (i) to
       ensure that any supplement or amendment to
       the Proxy Statement that the Board has
       determined in good faith is required by
       applicable law to be disclosed to the
       Company stockholders and for such
       supplement or amendment to be promptly
       disseminated to Company stockholders prior
       to the Special Meeting,.




--------------------------------------------------------------------------------------------------------------------------
 GRID DYNAMICS HOLDINGS, INC.                                                                Agenda Number:  935292742
--------------------------------------------------------------------------------------------------------------------------
        Security:  39813G109
    Meeting Type:  Annual
    Meeting Date:  15-Dec-2020
          Ticker:  GDYN
            ISIN:  US39813G1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Leonard Livschitz                                         Mgmt          For                            For
       Shuo Zhang                                                Mgmt          For                            For
       Marina Levinson                                           Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Grant Thornton LLP as our independent
       registered public accounting firm for our
       fiscal year ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 GRUBHUB INC.                                                                                Agenda Number:  935439580
--------------------------------------------------------------------------------------------------------------------------
        Security:  400110102
    Meeting Type:  Special
    Meeting Date:  10-Jun-2021
          Ticker:  GRUB
            ISIN:  US4001101025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of 10 June 2020, as amended by the
       First Amendment to the Agreement and Plan
       of Merger, dated as of 4 September 2020, as
       further amended by the Second Amendment to
       the Agreement and Plan of Merger, dated as
       of 12 March 2021, and as it may be further
       amended from time to time (the "Merger
       Agreement"), by and among Grubhub Inc.
       ("Grubhub"), Just Eat Takeaway.com N.V.,
       Checkers Merger Sub I, Inc. and Checkers
       Merger Sub II, Inc. (such proposal, the
       "Merger Agreement Proposal").

2.     To approve, by a non-binding, advisory                    Mgmt          For                            For
       vote, certain compensation that may be paid
       or become payable to named executive
       officers of Grubhub in connection with the
       transactions contemplated by the Merger
       Agreement.

3.     To adjourn the Special Meeting of the                     Mgmt          For                            For
       Stockholders of Grubhub (the "Grubhub
       Stockholder Meeting") from time to time, if
       necessary or appropriate, to solicit
       additional proxies in the event there are
       not sufficient votes at the time of the
       Grubhub Stockholder Meeting to approve the
       Merger Agreement Proposal.




--------------------------------------------------------------------------------------------------------------------------
 GRUBHUB INC.                                                                                Agenda Number:  935421076
--------------------------------------------------------------------------------------------------------------------------
        Security:  400110102
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2021
          Ticker:  GRUB
            ISIN:  US4001101025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Katrina Lake                                              Mgmt          For                            For
       Matthew Maloney                                           Mgmt          For                            For
       Brian McAndrews                                           Mgmt          For                            For

2.     Ratification of the appointment of Crowe                  Mgmt          For                            For
       LLP as Grubhub Inc.'s independent
       registered accounting firm for the fiscal
       year ending December 31, 2021.

3.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation.




--------------------------------------------------------------------------------------------------------------------------
 GW PHARMACEUTICALS PLC                                                                      Agenda Number:  935358374
--------------------------------------------------------------------------------------------------------------------------
        Security:  36197T103
    Meeting Type:  Special
    Meeting Date:  23-Apr-2021
          Ticker:  GWPH
            ISIN:  US36197T1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

C1     To approve (with or without modification) a               Mgmt          For                            For
       scheme of arrangement pursuant to Part 26
       of the UK Companies Act 2006 (the
       "Scheme").

S1     Special Resolution: To authorize the Board                Mgmt          For                            For
       of Directors of GW Pharmaceuticals plc (the
       "Company") to take all such action to give
       effect to the Scheme, including the
       amendments to the Articles of Association
       of the Company.

O1     Ordinary Resolution: To approve (on a                     Mgmt          For                            For
       non-binding, advisory basis) certain
       compensation arrangements that may be paid
       or become payable to the Company's named
       executive officers.




--------------------------------------------------------------------------------------------------------------------------
 HAYMAKER ACQUISITION CORP. II                                                               Agenda Number:  935300208
--------------------------------------------------------------------------------------------------------------------------
        Security:  42087L101
    Meeting Type:  Special
    Meeting Date:  08-Dec-2020
          Ticker:  HYAC
            ISIN:  US42087L1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       approve and adopt the Business Combination
       Agreement, dated as of September 8, 2020
       (as it may be amended from time to time,
       the "Business Combination Agreement").

2.     The Lock-Up Agreement Proposal - to approve               Mgmt          For                            For
       and ratify the entry into the Registration
       Rights and Lock-Up Agreement with the
       Sponsor, the directors and officers of
       Haymaker, and the other parties thereto
       (the "Registration Rights and Lock-Up
       Agreement").

3.     The Incentive Plan Proposal - to approve                  Mgmt          For                            For
       and adopt the ARKO Corp. 2020 Incentive
       Compensation Plan established to be
       effective after the closing of the Business
       Combination.

4.     The Stockholder Adjournment Proposal - a                  Mgmt          For                            For
       proposal to authorize the adjournment of
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and voting of proxies if,
       based on the tabulated vote at the time of
       the special meeting, there are not
       sufficient votes to approve the Business
       Combination Proposal or Public Stockholders
       have elected to redeem an amount of
       Haymaker Class A Common Stock such that the
       minimum available cash condition to the
       closing of the Business Combination would
       not be satisfied.




--------------------------------------------------------------------------------------------------------------------------
 HENNESSY CAPITAL ACQUISITION CORP. IV                                                       Agenda Number:  935260012
--------------------------------------------------------------------------------------------------------------------------
        Security:  42589C104
    Meeting Type:  Special
    Meeting Date:  27-Aug-2020
          Ticker:  HCAC
            ISIN:  US42589C1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal - Amend the                  Mgmt          Against                        Against
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       business combination from September 5, 2020
       to December 31, 2020 or such earlier date
       as determined by the board of directors.

2.     Adjournment Proposal - Adjourn the Special                Mgmt          Against                        Against
       Meeting to a later date or dates, if
       necessary or appropriate, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of the Extension Amendment
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 HENNESSY CAPITAL ACQUISITION CORP. IV                                                       Agenda Number:  935314625
--------------------------------------------------------------------------------------------------------------------------
        Security:  42589C104
    Meeting Type:  Special
    Meeting Date:  21-Dec-2020
          Ticker:  HCAC
            ISIN:  US42589C1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       approve and adopt the Merger Agreement,
       dated as of August 17, 2020 (as may be
       amended from time to time, the "Merger
       Agreement").

2.     To approve the amendment of the Company's                 Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation (the "Existing Charter"),
       which is reflected in the proposed Second
       Amended and Restated Certificate of
       Incorporation of the Company (the "Proposed
       Charter") to increase the authorized shares
       of the Company's common stock to
       500,000,000 shares and authorized shares of
       preferred stock to 10,000,000. Each of the
       Charter Proposals is conditioned on the
       approval of the Business Combination
       Proposal.

3.     To approve the amendment of the Company's                 Mgmt          For                            For
       Existing Charter to require an affirmative
       vote of 66 2/3% of the outstanding shares
       of Company common stock to alter, amend, or
       repeal the proposed bylaws of the Company.
       Each of the Charter Proposals is
       conditioned on the approval of the Business
       Combination Proposal.

4.     To approve the amendment of the Company's                 Mgmt          For                            For
       Existing Charter to require an affirmative
       vote of 66 2/3% of the outstanding shares
       of Company common stock to alter, amend, or
       repeal Articles V, VI, VII and VIII of the
       Proposed Charter. Each of the Charter
       Proposals is conditioned on the approval of
       the Business Combination Proposal.

5.     To approve and adopt the Proposed Charter                 Mgmt          For                            For
       that includes the approval of Proposal 2,
       Proposal 3 and Proposal 4 and provides for
       certain additional changes, including
       changing the Company's name from "Hennessy
       Capital Acquisition Corp. IV" to "Canoo
       Inc.," which our board of directors
       believes are necessary to adequately
       address the needs of the Company
       immediately following the consummation of
       the Business Combination and approval of
       the Proposed Charter.

6.     DIRECTOR
       Foster Chiang                                             Mgmt          For                            For
       Greg Ethridge                                             Mgmt          For                            For
       Thomas Dattilo                                            Mgmt          For                            For
       Rainer Schmueckle                                         Mgmt          For                            For
       Josette Sheeran                                           Mgmt          For                            For
       Tony Aquila                                               Mgmt          For                            For

7.     Incentive Plan Proposal - To approve and                  Mgmt          For                            For
       adopt the Canoo Inc. 2020 Equity Incentive
       Plan. The Incentive Plan Proposal is
       conditioned on the approval of the Business
       Combination Proposal and Proposal 2.

8.     Purchase Plan Proposal - To approve and                   Mgmt          For                            For
       adopt the Canoo Inc. 2020 Employee Stock
       Purchase Plan. The Purchase Plan Proposal
       is conditioned on the approval of the
       Business Combination Proposal and Proposal
       2.

9.     Nasdaq Proposal - To approve, for purposes                Mgmt          For                            For
       of complying with the applicable listing
       rules of the Nasdaq Stock Market, the
       issuance of up to 190,000,000 shares of the
       Company's Class A common stock to the Canoo
       shareholders pursuant to the Merger
       Agreement and 32,325,000 shares of the
       Company's Class A common stock to certain
       investors in the private placement of
       securities pursuant to the terms of certain
       subscription agreements entered into in
       connection with the Business Combination.

10.    Adjournment Proposal - To adjourn the                     Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve the Business Combination
       Proposal, the Charter Proposals, the
       Director Election Proposal, the Incentive
       Plan Proposal, the Purchase Plan Proposal
       or the Nasdaq Proposal.




--------------------------------------------------------------------------------------------------------------------------
 HIGHCAPE CAPITAL ACQUISITION CORP.                                                          Agenda Number:  935441775
--------------------------------------------------------------------------------------------------------------------------
        Security:  42984L105
    Meeting Type:  Special
    Meeting Date:  09-Jun-2021
          Ticker:  CAPA
            ISIN:  US42984L1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the business combination agreement,
       dated as of February 18, 2021 (as may be
       amended and/or restated from time to time,
       the "Business Combination Agreement"), by
       and among HighCape, Tenet Merger Sub, Inc.,
       a Delaware corporation and a wholly-owned
       subsidiary of HighCape ("Merger Sub"), and
       Quantum-Si Incorporated, a Delaware
       corporation ("Quantum-Si"), and the
       transactions contemplated thereby, pursuant
       to which ... (due to space limits, see
       proxy statement for full proposal).

2.     The Charter Amendment Proposal, including                 Mgmt          For                            For
       the Advisory Charter Amendment Proposals -
       to consider and vote upon a proposal to
       approve, assuming the Business Combination
       Proposal is approved and adopted, the
       proposed amended and restated certificate
       of incorporation of HighCape (the "Proposed
       Charter"), which will replace HighCape's
       current amended and restated certificate of
       incorporation, dated September 3, 2020 (the
       "Current Charter"), and which will be in
       effect as of the Effective Time (we refer
       ...(due to space limits, see proxy
       statement for full proposal).

2A.    Advisory Charter Amendment Proposal A -                   Mgmt          For                            For
       Under the Proposed Charter, New Quantum-Si
       will be authorized to issue 628,000,000
       shares of capital stock, consisting of (i)
       600,000,000 shares of New Quantum-Si Class
       A common stock, par value $0.0001 per
       share, (ii) 27,000,000 shares of New
       Quantum-Si Class B common stock, par value
       $0.0001 per share, and (iii) 1,000,000
       shares of preferred stock, par value
       $0.0001 per share, as opposed to the
       Current Charter, which authorizes HighCape
       to issue ...(due to space limits, see proxy
       statement for full proposal).

2B.    Advisory Charter Amendment Proposal B -                   Mgmt          For                            For
       Under the Proposed Charter, holders of
       shares of New Quantum-Si Class A common
       stock will be entitled to cast one vote per
       share of New Quantum-Si Class A common
       stock and holders of shares of New
       Quantum-Si Class B common stock will be
       entitled to cast 20 votes per share of New
       Quantum-Si Class B common stock on each
       matter properly submitted to New
       Quantum-Si's stockholders entitled to vote,
       as opposed to the Current Charter, which
       ... (due to space limits, see proxy
       statement for full proposal).

2C.    Advisory Charter Amendment Proposal C -                   Mgmt          For                            For
       Under the Proposed Charter, any action
       required or permitted to be taken by the
       stockholders of New Quantum-Si may be taken
       by written consent until the time the
       issued and outstanding shares of New
       Quantum- Si Class B common stock represent
       less than 50% of the voting power of the
       then outstanding shares of capital stock of
       New Quantum-Si that would be entitled to
       vote for the election of directors, as
       opposed to the Current Charter, which does
       not ... (due to space limits, see proxy
       statement for full proposal).

2D.    Advisory Charter Amendment Proposal D -                   Mgmt          For                            For
       Amendments to certain provisions of the
       Proposed Charter relating to the rights of
       New Quantum-Si Class A common stock and New
       Quantum-Si Class B common stock will
       require (i) so long as any shares of New
       Quantum-Si Class B common stock remain
       outstanding, the affirmative vote of the
       holders of at least two-thirds of the
       outstanding shares of New Quantum-Si Class
       B common stock, voting as a separate class,
       (ii) so long as any shares of New ...(due
       to space limits, see proxy statement for
       full proposal).

2E.    Advisory Charter Amendment Proposal E - The               Mgmt          For                            For
       New Quantum-Si Bylaws may be amended,
       altered, repealed or adopted either (x) by
       the affirmative vote of a majority of the
       board of directors of New Quantum-Si (the
       "New Quantum-Si Board") present at any
       regular or special meeting of the New
       Quantum-Si Board at which a quorum is
       present or (y) (i) when the issued and
       outstanding shares of New Quantum-Si Class
       B common stock represents less than 50% of
       the voting power of the then outstanding
       shares of ...(due to space limits, see
       proxy statement for full proposal).

2F.    Advisory Charter Amendment Proposal F - The               Mgmt          For                            For
       Proposed Charter provides that the number
       of directors will be fixed and may be
       modified by the New Quantum-Si Board,
       provided that the number of directors
       cannot exceed a certain threshold without
       the affirmative vote of the holders of (x)
       at least two-thirds of the voting power of
       the shares of capital stock of New Quantum-
       Si that would be entitled to vote in the
       election of directors when the issued and
       outstanding shares of New Quantum- Si Class
       ...(due to space limits, see proxy
       statement for full proposal).

2G.    Advisory Charter Amendment Proposal G - The               Mgmt          For                            For
       Proposed Charter provides that the New
       Quantum-Si Board is not classified, and
       that the New Quantum-Si directors shall
       serve for a term of one year, expiring at
       the next annual meeting of stockholders of
       New Quantum-Si, as opposed to the Current
       Charter, which provides that the HighCape
       is divided into three classes, with each
       class elected for staggered three year
       terms.

2H.    Advisory Charter Amendment Proposal H - The               Mgmt          For                            For
       Proposed Charter provides that any or all
       directors of New Quantum-Si may be removed
       from office at any time with or without
       cause and for any or no reason only with
       and immediately upon the vote, (i) on or
       after date time that the outstanding shares
       of New Quantum-Si Class B common stock
       represents less than 50% of the voting
       power of the shares of capital stock of New
       Quantum-Si then outstanding and entitled to
       vote in the election of directors, ...(due
       to space limits, see proxy statement for
       full proposal).

2I.    Advisory Charter Amendment Proposal I - The               Mgmt          For                            For
       Proposed Charter provides that New Quantum-
       Si renounces a corporate opportunity that
       is presented to, or acquired, created or
       developed by, or which otherwise comes into
       the possession of, any non-employee
       director of New Quantum-Si, unless such
       opportunity is presented to, or acquired,
       created or developed by, or otherwise comes
       into the possession of such person
       expressly and solely in his or her capacity
       as a director of New Quantum-Si.

3.     The Nasdaq Proposal - to consider and vote                Mgmt          For                            For
       upon a proposal to approve, assuming the
       Business Combination Proposal and the
       Charter Amendment Proposal are approved and
       adopted, for the purposes of complying with
       the applicable listing rules of the Nasdaq
       Stock Market ("Nasdaq"), the issuance of
       (i) 42,500,000 shares of HighCape Class A
       common stock to certain institutional
       investors and accredited investors (the
       "PIPE Investors") pursuant to subscription
       agreements (the "PIPE Investor ...(due to
       space limits, see proxy statement for full
       proposal).

4.     DIRECTOR
       Jonathan M Rothberg PhD                                   Mgmt          For                            For
       Marijn Dekkers, Ph.D.                                     Mgmt          For                            For
       John Stark                                                Mgmt          For                            For
       Ruth Fattori                                              Mgmt          For                            For
       Brigid A. Makes                                           Mgmt          For                            For
       Michael Mina, M.D, Ph.D                                   Mgmt          For                            For
       Kevin Rakin                                               Mgmt          For                            For
       James Tananbaum, M.D.                                     Mgmt          For                            For

5.     The Equity Incentive Plan Proposal - to                   Mgmt          For                            For
       consider and vote upon a proposal to
       approve, assuming the Business Combination
       Proposal, the Charter Amendment Proposal,
       the Nasdaq Proposal and the Director
       Election Proposal are approved and adopted,
       the Quantum-Si Incorporated 2021 Equity
       Incentive Plan (the "New Quantum-Si Equity
       Incentive Plan"), a copy of which is
       attached to the proxy statement/prospectus
       as Annex D, including the authorization of
       the initial share reserve under the New
       Quantum ...(due to space limits, see proxy
       statement for full proposal).

6.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, any of
       the Business Combination Proposal, the
       Charter Amendment Proposal, the Nasdaq
       Proposal, and the Equity Incentive Plan
       Proposal (collectively, the "Required
       Transaction Proposals") would not be duly
       approved and adopted ...(due to space
       limits, see proxy statement for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 HUDSON EXECUTIVE INVESTMENT CORP                                                            Agenda Number:  935453819
--------------------------------------------------------------------------------------------------------------------------
        Security:  443761101
    Meeting Type:  Special
    Meeting Date:  17-Jun-2021
          Ticker:  HEC
            ISIN:  US4437611019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve business combination described in
       proxy statement/prospectus, including (a)
       adopting Agreement and Plan of Merger,
       dated as of Jan 12, 2021 ("Merger
       Agreement"), by and among Hudson Executive
       Investment Corp., a Delaware corp. ("HEC"),
       Groop Internet Platform, Inc. (d/b/a
       "Talkspace"), a Delaware corp.
       ("Talkspace"), and other parties thereto
       and (b) approving transactions contemplated
       by Agreement and related agreements
       described in the proxy
       statement/prospectus.

2.     The Charter Proposal - To consider and vote               Mgmt          For                            For
       upon a proposal to approve and adopt the
       second amended and restated certificate of
       incorporation of HEC in the form attached
       to the proxy statement/prospectus as Annex
       B (the "second amended and restated
       certificate of incorporation").

3.     The Governance Proposal - To consider and                 Mgmt          For                            For
       vote upon, on a non- binding advisory
       basis, certain governance provisions in the
       second amended and restated certificate of
       incorporation, presented separately in
       accordance with the United States
       Securities and Exchange Commission ("SEC")
       requirements.

4.     The Incentive Plan Proposal - To consider                 Mgmt          For                            For
       and vote on a proposal to approve the
       Talkspace, Inc. 2021 Incentive Award Plan
       (the "2021 Plan"). A copy of the 2021 Plan
       is attached to the proxy
       statement/prospectus as Annex G.

5.     The ESPP Proposal - To consider and vote on               Mgmt          For                            For
       a proposal to approve the Talkspace, Inc.
       Employee Stock Purchase Plan (the "ESPP").
       A copy of the ESPP is attached to the proxy
       statement/prospectus as Annex H.

6.     The Director Election Proposal - To                       Mgmt          For                            For
       consider and vote upon a proposal to divide
       the board of directors into three classes
       to serve staggered terms on the Talkspace,
       Inc. board of directors until immediately
       following the 2022, 2023 and 2024 annual
       meetings of Talkspace, Inc. stockholders,
       as applicable, and until their respective
       successors are duly elected and qualified.

7.     The Nasdaq Proposal - To consider and vote                Mgmt          For                            For
       upon a proposal to approve, for purposes of
       complying with the applicable provisions of
       Nasdaq Listing Rule 5635, the issuance of
       more than 20% of HEC's issued and
       outstanding shares of HEC's common stock in
       connection with the business combination,
       including, without limitation, the PIPE
       Investment (as described in the proxy
       statement/prospectus).

8.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to adjourn the special
       meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       business combination proposal, the charter
       proposal, the governance proposal, the
       incentive plan proposal, the ESPP Proposal,
       the director election proposal or the
       Nasdaq proposal.




--------------------------------------------------------------------------------------------------------------------------
 HUSKY ENERGY INC.                                                                           Agenda Number:  935305208
--------------------------------------------------------------------------------------------------------------------------
        Security:  448055103
    Meeting Type:  Special
    Meeting Date:  15-Dec-2020
          Ticker:  HUSKF
            ISIN:  CA4480551031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      A special resolution, the full text of                    Mgmt          For                            For
       which is set forth in Appendix A to the
       joint management information circular of
       Husky and Cenovus Energy Inc. ("Cenovus")
       dated November 9, 2020 (the "Information
       Circular"), approving a plan of arrangement
       under section 193 of the Business
       Corporations Act (Alberta) involving Husky,
       holders of Common Shares, holders of
       Options, holders of Preferred Shares and
       Cenovus, as more particularly described in
       the Information Circular.




--------------------------------------------------------------------------------------------------------------------------
 IHS MARKIT LTD                                                                              Agenda Number:  935329462
--------------------------------------------------------------------------------------------------------------------------
        Security:  G47567105
    Meeting Type:  Special
    Meeting Date:  11-Mar-2021
          Ticker:  INFO
            ISIN:  BMG475671050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval and Adoption of the Merger                       Mgmt          For                            For
       Agreement, the Statutory Merger Agreement
       and the Transactions Contemplated Thereby.
       To vote on a proposal to approve and adopt
       the Agreement and Plan of Merger, dated as
       of November 29, 2020, as amended by
       Amendment No. 1, dated as of January 20,
       2021, and as it may further be amended from
       time to time, by and among S&P Global Inc.,
       Sapphire Subsidiary, Ltd., and IHS Markit
       Ltd., the statutory merger agreement among
       the same, and the transactions contemplated
       thereby.

2.     IHS Markit Ltd. Merger-Related                            Mgmt          For                            For
       Compensation. To vote on a proposal to
       approve, by advisory (non-binding) vote,
       certain compensation arrangements that may
       be paid or become payable to IHS Markit
       Ltd.'s named executive officers in
       connection with the merger.




--------------------------------------------------------------------------------------------------------------------------
 IHS MARKIT LTD                                                                              Agenda Number:  935359679
--------------------------------------------------------------------------------------------------------------------------
        Security:  G47567105
    Meeting Type:  Annual
    Meeting Date:  05-May-2021
          Ticker:  INFO
            ISIN:  BMG475671050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Lance Uggla                         Mgmt          For                            For

1B.    Election of Director: John Browne (The Lord               Mgmt          For                            For
       Browne of Madingley)

1C.    Election of Director: Dinyar S. Devitre                   Mgmt          For                            For

1D.    Election of Director: Ruann F. Ernst                      Mgmt          For                            For

1E.    Election of Director: Jacques Esculier                    Mgmt          For                            For

1F.    Election of Director: Gay Huey Evans                      Mgmt          For                            For

1G.    Election of Director: William E. Ford                     Mgmt          For                            For

1H.    Election of Director: Nicoletta Giadrossi                 Mgmt          For                            For

1I.    Election of Director: Robert P. Kelly                     Mgmt          For                            For

1J.    Election of Director: Deborah Doyle                       Mgmt          For                            For
       McWhinney

1K.    Election of Director: Jean-Paul L. Montupet               Mgmt          For                            For

1L.    Election of Director: Deborah K. Orida                    Mgmt          For                            For

1M.    Election of Director: James A. Rosenthal                  Mgmt          For                            For

2.     To approve, on an advisory, non-binding                   Mgmt          For                            For
       basis, the compensation of the Company's
       named executive officers.

3.     To approve the appointment of Ernst & Young               Mgmt          For                            For
       LLP as the Company's independent registered
       public accountants until the close of the
       next Annual General Meeting of Shareholders
       and to authorize the Company's Board of
       Directors, acting by the Audit Committee,
       to determine the remuneration of the
       independent registered public accountants.




--------------------------------------------------------------------------------------------------------------------------
 INPHI CORPORATION                                                                           Agenda Number:  935353487
--------------------------------------------------------------------------------------------------------------------------
        Security:  45772F107
    Meeting Type:  Special
    Meeting Date:  15-Apr-2021
          Ticker:  IPHI
            ISIN:  US45772F1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of Inphi Merger Proposal. To                     Mgmt          For                            For
       approve and adopt the Agreement and Plan of
       Merger and Reorganization, dated as of
       October 29, 2020 (the "Merger Agreement"),
       by and among Inphi, Marvell Technology
       Group Ltd. ("Marvell"), Marvell Technology,
       Inc. (f/k/a Maui HoldCo, Inc.), a wholly
       owned subsidiary of Marvell ("HoldCo"),
       Maui Acquisition Company Ltd, a wholly
       owned subsidiary of HoldCo ("Bermuda Merger
       Sub"),and Indigo Acquisition Corp., a
       wholly owned subsidiary of HoldCo
       ("Delaware Merger Sub").

2.     Adjournment of Inphi Stockholder Meeting.                 Mgmt          For                            For
       To solicit additional proxies if there are
       not sufficient votes to approve and adopt
       the Merger Agreement.

3.     Approval of Compensation. To approve on an                Mgmt          For                            For
       advisory (non-binding) basis, the
       compensation that may be received by
       Inphi's named executive officers in
       connection with the Mergers.




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FLAVORS & FRAGRANCES INC.                                                     Agenda Number:  935364721
--------------------------------------------------------------------------------------------------------------------------
        Security:  459506101
    Meeting Type:  Annual
    Meeting Date:  05-May-2021
          Ticker:  IFF
            ISIN:  US4595061015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Kathryn J. Boor

1b.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Edward D. Breen

1c.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Carol Anthony Davidson

1d.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Michael L. Ducker

1e.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Roger W. Ferguson, Jr.

1f.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: John F. Ferraro

1g.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Andreas Fibig

1h.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Christina Gold

1i.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Ilene Gordon

1j.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Matthias J. Heinzel

1k.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Dale F. Morrison

1l.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Kare Schultz

1m.    Election of Director for a one-year term                  Mgmt          For                            For
       expiring at the 2022 Annual Meeting of
       Shareholders: Stephen Williamson

2.     Ratify the selection of                                   Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for the 2021 fiscal year.

3.     Approve, on an advisory basis, the                        Mgmt          For                            For
       compensation of our named executive
       officers in 2020.

4.     Approve our 2021 Stock Award and Incentive                Mgmt          For                            For
       Plan.




--------------------------------------------------------------------------------------------------------------------------
 KENSINGTON CAPITAL ACQUISITION CORP                                                         Agenda Number:  935301301
--------------------------------------------------------------------------------------------------------------------------
        Security:  490073103
    Meeting Type:  Special
    Meeting Date:  25-Nov-2020
          Ticker:  KCAC
            ISIN:  US4900731039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       approve and adopt the Business Combination
       Agreement, ("Business Combination
       Agreement").

2.     The Authorized Share Charter Proposal - To                Mgmt          For                            For
       amend amended and restated certificate of
       incorporation to (i) increase the number of
       authorized shares of New QuantumScape Class
       A Common Stock, (ii) increase the number of
       authorized shares of New QuantumScape Class
       B Common Stock, (iii) increase the number
       of authorized shares of New QuantumScape
       Preferred Stock (the "Authorized Share
       Charter Proposal").

3.     The Director Declassification Charter                     Mgmt          For                            For
       Proposal - To approve a proposal to amend
       Kensington's amended and restated
       certificate of incorporation to declassify
       Kensington's board of directors (the
       "Director Declassification Charter
       Proposal"). The Director Declassification
       Charter Proposal is conditioned on the
       approval of the Business Combination
       Proposal and the NYSE Proposal.

4.     The Dual Class Charter Proposal - To                      Mgmt          For                            For
       approve a proposal to amend Kensington's
       amended and restated certificate of
       incorporation to implement a dual class
       stock structure comprised of New
       QuantumScape Class A Common Stock, which
       will carry one vote per share, and New
       QuantumScape Class B Common Stock, which
       will carry 10 votes per share (the "Dual
       Class Charter Proposal"). The Dual Class
       Charter Proposal is conditioned on the
       approval of the Business Combination
       Proposal and the NYSE Proposal.

5.     The Additional Charter Proposal- To (i)                   Mgmt          For                            For
       amend amended and restated certificate of
       incorporation to eliminate provisions in
       the amended and restated certificate of
       incorporation relating to the Business
       Combination that will no longer be
       applicable following the closing of the
       Business Combination ("Closing"), (ii)
       change New QuantumScape's name to
       "QuantumScape Corporation," (iii) make
       certain other changes that board deems
       appropriate for a public operating company.

6.     DIRECTOR
       Jagdeep Singh                                             Mgmt          For                            For
       Justin Mirro                                              Mgmt          For                            For
       Frank Blome                                               Mgmt          For                            For
       Brad Buss                                                 Mgmt          For                            For
       John Doerr                                                Mgmt          For                            For
       Prof Dr. Jurgen Leohold                                   Mgmt          For                            For
       Prof. Fritz Prinz                                         Mgmt          For                            For
       Dipender Saluja                                           Mgmt          For                            For
       J.B. Straubel                                             Mgmt          For                            For

7.     The Equity Incentive Plan Proposal - To                   Mgmt          For                            For
       approve and adopt the equity incentive
       award plan established to be effective upon
       the Closing (the "Equity Incentive Plan
       Proposal"). The Equity Incentive Plan
       Proposal is conditioned on the approval of
       the Business Combination Proposal.

8.     The NYSE Proposal - To approve, (i) the                   Mgmt          For                            For
       issuance of New QuantumScape Common Stock
       to QuantumScape stockholders in the Merger
       pursuant to the Business Combination
       Agreement, and (ii) the issuance of New
       QuantumScape Class A Common Stock in a
       private placement to certain investors in
       connection with the Business Combination
       (the "NYSE Proposal").

9.     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       To approve and adopt the employee stock
       purchase plan established to be effective
       upon the Closing (the "Employee Stock
       Purchase Plan Proposal"). The Employee
       Stock Purchase Plan Proposal is conditioned
       on the approval of the Business Combination
       Proposal.

10.    The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary or appropriate, to permit
       further solicitation and vote of proxies
       if, based upon the tabulated vote at the
       time of the special meeting, there are not
       sufficient votes to approve the above
       Proposals.




--------------------------------------------------------------------------------------------------------------------------
 LEO HOLDINGS CORP.                                                                          Agenda Number:  935243763
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5463L105
    Meeting Type:  Special
    Meeting Date:  14-Jul-2020
          Ticker:  LHC
            ISIN:  KYG5463L1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The BCA Proposal - to consider and vote                   Mgmt          For                            For
       upon a proposal to approve by ordinary
       resolution and adopt the Business
       Combination Agreement, dated as of April
       23, 2020 and as hereafter amended.

2.     The Domestication Proposal - to consider                  Mgmt          For                            For
       and vote upon a proposal to approve by
       special resolution the change of the
       Company's jurisdiction of incorporation by
       deregistering as an exempted company in the
       Cayman Islands and continuing and
       domesticating as a corporation incorporated
       under the laws of the State of Delaware
       (the "Domestication," and together with the
       other transactions contemplated by the
       Business Combination Agreement, the
       "Business Combination") (this proposal is
       referred to herein as the "Domestication
       Proposal").

3.     Organizational Documents Proposal A - to                  Mgmt          For                            For
       authorize the change in the authorized
       capital stock of the Company.

4.     Organizational Documents Proposal B - to                  Mgmt          For                            For
       authorize the board of directors of New DMS
       to issue any or all shares of New DMS
       Preferred Stock in one or more classes or
       series, with such terms and conditions as
       may be expressly determined by New DMS's
       board of directors and as may be permitted
       by the DGCL (this proposal is referred to
       herein as "Organizational Documents
       Proposal B").

5.     Organizational Documents Proposal C - to                  Mgmt          For                            For
       provide that certain provisions of the
       certificate of incorporation of New DMS are
       subject to the Director Nomination
       Agreement (this proposal is referred to
       herein as "Organizational Documents
       Proposal C" subject to the Director
       Nomination Agreement (this proposal is
       referred to herein as "Organizational
       Documents Proposal C").

6.     Organizational Documents Proposal D - to                  Mgmt          For                            For
       authorize the removal of the ability of New
       DMS stockholders to take action by written
       consent in lieu of a meeting, from and
       after the first date that Prism, Cilravest
       and any of their respective affiliates
       cease to collectively own, in the
       aggregate, at least fifty percent (50%) of
       the outstanding voting stock of New DMS
       (this proposal is referred to herein as
       "Organizational Documents Proposal D").

7.     Organizational Documents Proposal E - to                  Mgmt          For                            For
       authorize the grant of an explicit waiver
       regarding corporate opportunities to New
       DMS and its directors (this proposal is
       referred to herein as "Organizational
       Documents Proposal E" and, together with
       Organization

8.     Organizational Documents Proposal F - to                  Mgmt          For                            For
       authorize all other changes in connection
       with the replacement of Existing
       Organizational Documents with the Proposed
       Certificate of Incorporation and Pro posed
       Bylaws as part of the Domestication (copies
       of which are attached to the accompanying
       proxy statement/prospectus as Annex C and
       Annex D, respectively)

9.     The Security Issuance Proposal - to                       Mgmt          For                            For
       consider and vote upon a proposal to
       approve by ordinary resolution for the
       purposes of complying with the applicable
       provisions of NYSE Listing Rule 312.03, the
       issuance of shares of New DMS Class A
       Common Stock to certain private placement
       investors.

10.    The Seller Nominee Appointment Proposal -                 Mgmt          For                            For
       to consider and vote on a non-binding,
       advisory basis upon a proposal to approve
       by ordinary resolution the appointment of
       Robbie Isenberg, James Miller, Fernando
       Borghese and Mary Minnick to the board of
       directors of New DMS.

11.    The Incentive Award Plan Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve by ordinary resolution the Digital
       Media Solutions, Inc. 2020 Omnibus
       Incentive Plan, a copy of which is attached
       to the accompanying proxy
       statement/prospectus as Annex E (this
       proposal is referred to herein as the
       "Incentive Award Plan Proposal")

12.    The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve by ordinary
       resolution the adjournment of the
       extraordinary general meeting to a later
       date or dates.




--------------------------------------------------------------------------------------------------------------------------
 LIVONGO HEALTH, INC.                                                                        Agenda Number:  935274302
--------------------------------------------------------------------------------------------------------------------------
        Security:  539183103
    Meeting Type:  Special
    Meeting Date:  29-Oct-2020
          Ticker:  LVGO
            ISIN:  US5391831030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of Livongo Merger Agreement                      Mgmt          For                            For
       Proposal: To adopt the Agreement and Plan
       of Merger, dated as of August 5, 2020, by
       and among Teladoc Health, Inc. ("Teladoc"),
       Livongo Health, Inc. ("Livongo") and
       Tempranillo Merger Sub, Inc., a
       wholly-owned subsidiary of Teladoc (such
       agreement, the "merger agreement" and such
       proposal, the "Livongo merger agreement
       proposal").

2.     Approval of Livongo Compensation Proposal:                Mgmt          For                            For
       To approve, on an advisory (non-binding)
       basis, the executive officer compensation
       that will or may be paid to Livongo's named
       executive officers that is based on or
       otherwise relates to the transactions
       contemplated by the merger agreement (the
       "Livongo compensation proposal").

3.     Approval of Livongo Adjournment Proposal:                 Mgmt          For                            For
       To approve the adjournment of the Livongo
       stockholder meeting to solicit additional
       proxies if there are not sufficient votes
       at the time of the Livongo stockholder
       meeting to approve the Livongo merger
       agreement proposal or to ensure that any
       supplement or amendment to the accompanying
       joint proxy statement/prospectus is timely
       provided to Livongo stockholders (the
       "Livongo adjournment proposal").




--------------------------------------------------------------------------------------------------------------------------
 MAGNACHIP SEMICONDUCTOR CORP                                                                Agenda Number:  935437550
--------------------------------------------------------------------------------------------------------------------------
        Security:  55933J203
    Meeting Type:  Special
    Meeting Date:  17-Jun-2021
          Ticker:  MX
            ISIN:  US55933J2033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger                 Mgmt          For                            For
       (as it may be amended from time to time,
       the "Merger Agreement"), dated as of March
       25, 2021, among Magnachip Semiconductor
       Corporation ("Magnachip"), South Dearborn
       Limited and Michigan Merger Sub, Inc., and
       approve the Merger.

2.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to Magnachip's named
       executive officers that is based on or
       otherwise relates to the Merger.

3.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting to a later date or dates, if
       necessary or appropriate, including to
       solicit additional proxies if (a) there is
       not a quorum present in person or
       represented by proxy or (b) there are
       insufficient votes to adopt the Merger
       Agreement and approve the Merger, in each
       case, at the time of the then-scheduled
       special meeting, or to give holders of
       common stock of Magnachip additional time
       to evaluate new material information or
       disclosure.




--------------------------------------------------------------------------------------------------------------------------
 MAXIM INTEGRATED PRODUCTS, INC.                                                             Agenda Number:  935270455
--------------------------------------------------------------------------------------------------------------------------
        Security:  57772K101
    Meeting Type:  Special
    Meeting Date:  08-Oct-2020
          Ticker:  MXIM
            ISIN:  US57772K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of July 12, 2020 (as it may be
       amended from time to time, the "Merger
       Agreement"), by and among Analog Devices,
       Inc. ("Analog Devices"), Magneto Corp., a
       Delaware corporation and wholly-owned
       subsidiary of Analog Devices, and Maxim
       Integrated Products, Inc. ("Maxim" and,
       this proposal, the "Maxim merger
       proposal").

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to Maxim's named executive
       officers that is based on or otherwise
       relates to the transactions contemplated by
       the Merger Agreement (the "Maxim
       compensation proposal").

3.     To adjourn the Special Meeting, if                        Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies if there are not
       sufficient votes at the time of the Special
       Meeting to approve the Maxim merger
       proposal or to ensure that any supplement
       or amendment to the accompanying joint
       proxy statement/prospectus is timely
       provided to Maxim stockholders (the "Maxim
       adjournment proposal").




--------------------------------------------------------------------------------------------------------------------------
 MAXIM INTEGRATED PRODUCTS, INC.                                                             Agenda Number:  935275506
--------------------------------------------------------------------------------------------------------------------------
        Security:  57772K101
    Meeting Type:  Annual
    Meeting Date:  05-Nov-2020
          Ticker:  MXIM
            ISIN:  US57772K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: William P. Sullivan                 Mgmt          For                            For

1B.    Election of Director: Tunc Doluca                         Mgmt          For                            For

1C.    Election of Director: Tracy C. Accardi                    Mgmt          For                            For

1D.    Election of Director: James R. Bergman                    Mgmt          For                            For

1E.    Election of Director: Joseph R. Bronson                   Mgmt          For                            For

1F.    Election of Director: Robert E. Grady                     Mgmt          For                            For

1G.    Election of Director: Mercedes Johnson                    Mgmt          For                            For

1H.    Election of Director: William D. Watkins                  Mgmt          For                            For

1I.    Election of Director: MaryAnn Wright                      Mgmt          For                            For

2.     To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers  LLP as Maxim
       Integrated's independent registered public
       accounting firm for the fiscal year ending
       June 26, 2021.

3.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation.




--------------------------------------------------------------------------------------------------------------------------
 MONOCLE ACQUISITION CORPORATION                                                             Agenda Number:  935287373
--------------------------------------------------------------------------------------------------------------------------
        Security:  609754106
    Meeting Type:  Special
    Meeting Date:  04-Nov-2020
          Ticker:  MNCL
            ISIN:  US6097541063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       approve and adopt the Amend and Restated
       Agreement and Plan of Merger, dated as of
       September 8, 2020, by and among Monocle,
       Monocle Holdings Inc., ("NewCo"), AerSale
       Corp., a Delaware corporation ("AerSale"),
       Monocle Merger Sub 1 Inc., a Delaware
       corporation and a wholly- owned direct
       subsidiary of NewCo, Monocle Merger Sub 2
       LLC and Leonard Green & Partners, L.P., a
       Delaware limited partnership, solely in its
       capacity as the Holder Representative, and
       approve the transactions contemplated
       thereby.

2.     The Nasdaq Proposal - to approve, for                     Mgmt          For                            For
       proposes of complying with applicable
       Nasdaq listing rules, the issuance by
       NewCo, as successor to Monocle, of NewCo
       Common Stock in the Business Combination in
       an amount equal to 20% or more of the
       amount of Monocle's issued and outstanding
       common stock immediately prior to the
       issuance.

3.     The Incentive Plan Proposal - to approve                  Mgmt          For                            For
       the 2020 Equity Incentive Plan, which is an
       incentive compensation plan for directors,
       officers, employees, consultants, and
       advisors of NewCo and its subsidiaries,
       including AerSale.

4.     The Employee Purchase Plan Proposal - to                  Mgmt          For                            For
       approve the 2020 Employee Stock Purchase
       Plan, which is an incentive compensation
       plan for employees of NewCo and its
       subsidiaries, including AerSale.

5.     The Adjournment Proposal - to adjourn the                 Mgmt          For                            For
       Special Meeting to a later date or dates,
       if necessary to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Business Combination Proposal or the Nasdaq
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 MONOCLE ACQUISITION CORPORATION                                                             Agenda Number:  935286725
--------------------------------------------------------------------------------------------------------------------------
        Security:  609754106
    Meeting Type:  Special
    Meeting Date:  06-Nov-2020
          Ticker:  MNCL
            ISIN:  US6097541063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment: To amend the                       Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       business combination for an additional
       three months, from November 11, 2020 to
       February 11, 2021.

2.     The Adjournment Proposal: To direct the                   Mgmt          For                            For
       chairman of the special meeting to adjourn
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve the foregoing proposal.




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY                                                                              Agenda Number:  935372312
--------------------------------------------------------------------------------------------------------------------------
        Security:  617446448
    Meeting Type:  Annual
    Meeting Date:  20-May-2021
          Ticker:  MS
            ISIN:  US6174464486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Elizabeth Corley                    Mgmt          No vote

1B.    Election of Director: Alistair Darling                    Mgmt          No vote

1C.    Election of Director: Thomas H. Glocer                    Mgmt          No vote

1D.    Election of Director: James P. Gorman                     Mgmt          No vote

1E.    Election of Director: Robert H. Herz                      Mgmt          No vote

1F.    Election of Director: Nobuyuki Hirano                     Mgmt          No vote

1G.    Election of Director: Hironori Kamezawa                   Mgmt          No vote

1H.    Election of Director: Shelley B. Leibowitz                Mgmt          No vote

1I.    Election of Director: Stephen J. Luczo                    Mgmt          No vote

1J.    Election of Director: Jami Miscik                         Mgmt          No vote

1K.    Election of Director: Dennis M. Nally                     Mgmt          No vote

1L.    Election of Director: Mary L. Schapiro                    Mgmt          No vote

1M.    Election of Director: Perry M. Traquina                   Mgmt          No vote

1N.    Election of Director: Rayford Wilkins, Jr.                Mgmt          No vote

2.     To ratify the appointment of Deloitte &                   Mgmt          No vote
       Touche LLP as independent auditor.

3.     To approve the compensation of executives                 Mgmt          No vote
       as disclosed in the proxy statement
       (non-binding advisory vote).

4.     To approve the amended and restated Equity                Mgmt          No vote
       Incentive Compensation Plan.




--------------------------------------------------------------------------------------------------------------------------
 NAVISTAR INTERNATIONAL CORPORATION                                                          Agenda Number:  935333081
--------------------------------------------------------------------------------------------------------------------------
        Security:  63934E108
    Meeting Type:  Annual
    Meeting Date:  02-Mar-2021
          Ticker:  NAV
            ISIN:  US63934E1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Merger Agreement and                         Mgmt          For                            For
       transactions contemplated thereby.

2.     To approve certain compensation                           Mgmt          For                            For
       arrangements for the Company's named
       executive officers in connection with the
       Merger.

3.     DIRECTOR
       Troy A. Clarke                                            Mgmt          For                            For
       Jose Maria Alapont                                        Mgmt          For                            For
       Stephen R. D'Arcy                                         Mgmt          For                            For
       Vincent J. Intrieri                                       Mgmt          For                            For
       Mark H. Rachesky, M.D.                                    Mgmt          For                            For
       Christian Schulz                                          Mgmt          For                            For
       Kevin M. Sheehan                                          Mgmt          For                            For
       Dennis A. Suskind                                         Mgmt          For                            For
       Janet T. Yeung                                            Mgmt          For                            For

4.     Advisory Vote on Executive Compensation.                  Mgmt          For                            For

5.     Vote to ratify the selection of KPMG LLP as               Mgmt          For                            For
       our independent registered public
       accounting firm.

6.     To approve the adjournment or postponement                Mgmt          For                            For
       of the Annual Meeting, if necessary, to
       continue to solicit votes for the Merger
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 NEW PROVIDENCE ACQUISITION CORP.                                                            Agenda Number:  935335679
--------------------------------------------------------------------------------------------------------------------------
        Security:  64822P106
    Meeting Type:  Annual
    Meeting Date:  12-Mar-2021
          Ticker:  NPA
            ISIN:  US64822P1066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Director Re-election Proposal - with                  Mgmt          For                            For
       respect to holders of Class B Common Stock,
       to re-elect one director to serve as the
       Class I director on the NPA board of
       directors (the "Board"), with such director
       to serve until the 2024 annual meeting of
       shareholders or until his successor is
       elected and qualified, or until such
       director's earlier death, resignation,
       retirement or removal. Holders of Class A
       common stock have no right to vote on the
       Director Reelection Proposal.

2.     The Independent Accounting Firm Proposal -                Mgmt          For                            For
       to ratify the appointment of Marcum LLP as
       the Company's independent registered public
       accounting firm for the year ended December
       31, 2021.

3.     The Extension Amendment Proposal - amend                  Mgmt          For                            For
       the Company's amended and restated
       certificate of incorporation to extend the
       date by which the Company has to consummate
       a merger, capital stock exchange, asset
       acquisition, stock purchase, reorganization
       or similar business combination with one or
       more businesses, from March 15, 2021 to
       June 15, 2021.

4.     The Adjournment Proposal - to approve the                 Mgmt          For                            For
       adjournment of the annual meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 NOBLE ENERGY, INC.                                                                          Agenda Number:  935267422
--------------------------------------------------------------------------------------------------------------------------
        Security:  655044105
    Meeting Type:  Special
    Meeting Date:  02-Oct-2020
          Ticker:  NBL
            ISIN:  US6550441058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of July 20, 2020 (as may be
       amended from time to time, the "merger
       agreement"), by and among Chevron
       Corporation, Chelsea Merger Sub Inc. and
       Noble Energy, Inc. ("Noble Energy").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to Noble Energy's named
       executive officers that is based on or
       otherwise related to the merger.

3.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting, if necessary or appropriate, to
       solicit additional proxies if there are not
       sufficient votes to adopt the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 NUANCE COMMUNICATIONS, INC.                                                                 Agenda Number:  935445406
--------------------------------------------------------------------------------------------------------------------------
        Security:  67020Y100
    Meeting Type:  Special
    Meeting Date:  15-Jun-2021
          Ticker:  NUAN
            ISIN:  US67020Y1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of April 11, 2021, by and among
       Microsoft Corporation, Big Sky Merger Sub
       Inc. ("Sub") and Nuance Communications,
       Inc. (the "Company"), pursuant to which Sub
       will merge with and into the Company (the
       "Merger").

2.     To approve, by means of a non-binding,                    Mgmt          For                            For
       advisory vote, compensation that will or
       may become payable to the Company's named
       executive officers in connection with the
       Merger.




--------------------------------------------------------------------------------------------------------------------------
 OAKTREE ACQUISITION CORP.                                                                   Agenda Number:  935321757
--------------------------------------------------------------------------------------------------------------------------
        Security:  G67145105
    Meeting Type:  Special
    Meeting Date:  19-Jan-2021
          Ticker:  OAC
            ISIN:  KYG671451055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       OAC's entry into the Agreement and Plan of
       Merger, dated as of September 30, 2020 (as
       may be amended, supplemented or otherwise
       modified from time to time, the "Merger
       Agreement"), by and among OAC, Rx Merger
       Sub Inc., a Delaware corporation ("OAC
       Merger Sub"), and Hims, Inc., a Delaware
       corporation ("Hims"), a copy of which is
       attached to the proxy statement/prospectus
       as Annex A.

2.     The Domestication Proposal - RESOLVED, as a               Mgmt          For                            For
       special resolution, that OAC be transferred
       by way of continuation to Delaware pursuant
       to Part XII of the Companies Law (as
       amended) of the Cayman Islands and Section
       388 of the General Corporation Law of the
       State of Delaware ("DGCL") and, immediately
       upon being de-registered in the Cayman
       Islands, OAC be continued and domesticated
       as a corporation under the laws of the
       State.

3.     Governing Documents Proposal A - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the change in
       the authorized share capital of OAC from
       US$55,100 divided into (i) 500,000,000
       Class A ordinary shares, par value $0.0001
       per share, (ii) 50,000,000 Class B ordinary
       shares, par value $0.0001 per share, and
       (iii) 1,000,000 preference shares, par
       value $0.0001 per share,.

4.     Governing Documents Proposal B - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the
       authorization to the New Hims Board (as
       defined in the proxy statement/prospectus)
       to issue any or all shares of New Hims
       Preferred Stock (as defined in the proxy
       statement/prospectus) in one or more
       classes or series, with such terms and
       conditions as may be expressly determined
       by the New Hims Board and as may be
       permitted by the DGCL be approved.

5.     Governing Documents Proposal C - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the removal
       of the ability of New Hims stockholders to
       take action by written consent in lieu of a
       meeting from and after the time that Mr.
       Dudum and his affiliates and permitted
       transferees no longer beneficially own a
       majority of the voting power of the
       then-outstanding shares of capital stock of
       New Hims be approved.

6.     Governing Documents Proposal D - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the amendment
       and restatement of the Existing Governing
       Documents be approved and that all other
       changes necessary or, as mutually agreed in
       good faith by OAC and Hims, desirable in
       connection with the replacement of Existing
       Governing Documents with the Proposed
       Certificate of Incorporation and Proposed
       Bylaws as part of the Domestication (copies
       of which are attached to the accompanying
       proxy statement/prospectus as Annex C and
       Annex D, respectively),.

7.     Governing Documents Proposal E - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the issuance
       of shares of New Hims Class V Common Stock,
       which will allow holders of New Hims Class
       V Common Stock to cast 175 votes per share
       of New Hims Class V Common Stock be
       approved.

8.     Governing Documents Proposal F - RESOLVED,                Mgmt          For                            For
       as a special resolution, that the amendment
       of the Existing Governing Documents so as
       to declassify New Hims' board of directors
       for so long as Mr. Andrew Dudum and his
       affiliates and permitted transferees
       beneficially own shares of New Hims Class V
       Common Stock and such shares have not
       converted into shares of New Hims Class A
       Common Stock in accordance with the
       Proposed Certificate of Incorporation be
       approved.

9.     The NYSE Proposal - RESOLVED, as an                       Mgmt          For                            For
       ordinary resolution, that for the purposes
       of complying with the applicable provisions
       of NYSE Listing Rule 312.03, the issuance
       of shares of New Hims Class A Common Stock
       and shares of New Hims Class V Common Stock
       be approved.

10.    The Incentive Equity Plan Proposal -                      Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       the Hims & Hers Health, Inc. 2020 Equity
       Incentive Plan, a copy of which is attached
       to the proxy statement/prospectus as Annex
       J, be adopted and approved.

11.    The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       the Hims & Hers Health, Inc. 2020 Employee
       Stock Purchase Plan, a copy of which is
       attached to the accompanying proxy
       statement/prospectus as Annex K, be adopted
       and approved.

12.    The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the extraordinary general meeting to a
       later date or dates (A) to the extent
       necessary to ensure that any required
       supplement or amendment to the accompanying
       proxy statement/prospectus is provided to
       OAC shareholders, (B) in order to solicit
       additional proxies from OAC shareholders in
       favor of one or more of the proposals at
       the extraordinary general meeting or (C) if
       OAC shareholders redeem an amount of the
       public shares.




--------------------------------------------------------------------------------------------------------------------------
 ORISUN ACQUISITION CORP.                                                                    Agenda Number:  935295407
--------------------------------------------------------------------------------------------------------------------------
        Security:  68632T109
    Meeting Type:  Special
    Meeting Date:  16-Nov-2020
          Ticker:  ORSN
            ISIN:  US68632T1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of Orisun with and                  Mgmt          For                            For
       into Ucommune International Ltd, or PubCo,
       its wholly owned Cayman Islands subsidiary,
       with PubCo surviving the merger. The merger
       will change Orisun's place of incorporation
       from Delaware to Cayman Islands. We refer
       to the merger as the Reincorporation
       Merger. This proposal is referred to as the
       "Reincorporation Merger Proposal" or
       "Proposal No. 1".

2.     To approve the authorization for PubCo's                  Mgmt          For                            For
       board of directors to complete the merger
       of Everstone Inernational Ltd or Merger Sub
       into Ucommune Group Holdings Limited, or
       Ucommune, resulting Ucommune becoming a
       wholly owned subsidiary of PubCo. We refer
       to the merger as the Acquisition Merger.
       This proposal is referred to as the
       "Acquisition Merger Proposal" or "Proposal
       No No. 2".

3.     To approve PubCo's 2020 Equity Incentive                  Mgmt          For                            For
       Plan. This proposal is referred to as the
       "Incentive Plan Proposal" or "Proposal 3".

4.     To approve the adjournment of the Special                 Mgmt          For                            For
       meeting in the event Orisun does not
       receive the requisite stockholder vote to
       approve the Business Combination. This
       proposal is called the "Business
       Combination Adjournment Proposal" or
       "Proposal 4".




--------------------------------------------------------------------------------------------------------------------------
 PANACEA ACQUISITION CORP                                                                    Agenda Number:  935329070
--------------------------------------------------------------------------------------------------------------------------
        Security:  698102100
    Meeting Type:  Special
    Meeting Date:  09-Feb-2021
          Ticker:  PANA
            ISIN:  US6981021008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the Agreement and Plan of Merger,
       dated as of October 20, 2020, by and among
       Panacea, Panacea Merger Subsidiary Corp., a
       direct, wholly owned subsidiary of Panacea
       ("Merger Sub") and Nuvation Bio Inc.
       ("Nuvation Bio") ("merger agreement"),
       pursuant to which Merger Sub will merge
       with and into Nuvation Bio, with Nuvation
       Bio surviving as a direct, wholly owned
       subsidiary of Panacea ("merger"), and the
       merger and other transactions described in
       the merger agreement.

2A.    The Charter Proposal - To consider and vote               Mgmt          For                            For
       upon the following amendments to Panacea's
       amended and restated certificate of
       incorporation: To change Panacea's name to
       "Nuvation Bio Inc."

2B.    The Charter Proposal - To consider and vote               Mgmt          For                            For
       upon the following amendments to Panacea's
       amended and restated certificate of
       incorporation: To eliminate certain
       provisions related to the purpose of
       special purpose acquisition corporations
       that will no longer be relevant following
       the closing of the merger.

2C.    The Charter Proposal - To consider and vote               Mgmt          For                            For
       upon the following amendments to Panacea's
       amended and restated certificate of
       incorporation: To increase the number of
       authorized shares of common stock.

2D.    The Charter Proposal - To consider and vote               Mgmt          For                            For
       upon the following amendments to Panacea's
       amended and restated certificate of
       incorporation: To change the rights and
       privileges of Class B common stock.

2E.    The Charter Proposal - To consider and vote               Mgmt          For                            For
       upon the following amendments to Panacea's
       amended and restated certificate of
       incorporation: To increase the number of
       authorized shares of "blank check"
       preferred stock.

2F.    The Charter Proposal - To consider and vote               Mgmt          For                            For
       upon the following amendments to Panacea's
       amended and restated certificate of
       incorporation: To eliminate the ability of
       stockholders to act by written consent.

2G.    The Charter Proposal - To consider and vote               Mgmt          For                            For
       upon the following amendments to Panacea's
       amended and restated certificate of
       incorporation: To eliminate the current
       limitations in place on the corporate
       opportunity doctrine.

2H.    The Charter Proposal - To consider and vote               Mgmt          For                            For
       upon the following amendments to Panacea's
       amended and restated certificate of
       incorporation: To (i) increase the required
       voting thresholds for approving certain
       amendments to the certificate of
       incorporation and any amendments to the
       bylaws to 66 2/3% and (ii) provide that any
       amendment to the certificate of
       incorporation that adversely affects the
       Class B common stock requires majority
       approval by its holders.

2I.    The Charter Proposal - To consider and vote               Mgmt          For                            For
       upon the following amendments to Panacea's
       amended and restated certificate of
       incorporation: To approve all other
       changes, including eliminating certain
       provisions related to special purpose
       acquisition corporations that will no
       longer be relevant following the closing of
       the merger.

3.     The NYSE Proposal - To consider and vote                  Mgmt          For                            For
       upon a proposal to approve, for purposes of
       complying with applicable listing rules of
       the New York Stock Exchange, (a) the
       issuance of approximately 91,301,000 shares
       of New Nuvation Bio ("New Nuvation Bio"
       refers to Panacea after consummation of the
       merger) Class A common stock and
       approximately 57,584,000 shares of New
       Nuvation Bio Class B common stock (together
       with the reservation of additional shares
       of New Nuvation Bio Class A ...(due to
       space limits, see proxy statement for full
       proposal).

4.     The Incentive Plan Proposal - To consider                 Mgmt          For                            For
       and vote upon a proposal to approve and
       adopt the 2021 Equity Incentive Plan (the
       "2021 Plan"), including the authorization
       of the initial share reserve under the 2021
       Plan.

5.     The ESPP Proposal - To consider and vote                  Mgmt          For                            For
       upon a proposal to approve and adopt the
       Employee Stock Purchase Plan (the "2021
       ESPP"), including the authorization of the
       initial share reserve under the 2021 ESPP.

6.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to adjourn the Special
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies if, based upon the
       tabulated vote at the time of the Special
       Meeting, there are not sufficient votes to
       approve the Business Combination.




--------------------------------------------------------------------------------------------------------------------------
 PIVOTAL INVESTMENT CORPORATION II                                                           Agenda Number:  935316390
--------------------------------------------------------------------------------------------------------------------------
        Security:  72582K100
    Meeting Type:  Annual
    Meeting Date:  21-Dec-2020
          Ticker:  PIC
            ISIN:  US72582K1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve and adopt the Merger Agreement,                Mgmt          For                            For
       and the transactions contemplated thereby,
       including the merger of PIC II Merger Sub
       Corp. with and into XL Hybrids, Inc., and
       the issuance of shares of Pivotal II's
       Class A common stock to XL's
       securityholders in the Merger.

2.     To approve the issuance of 15,000,000                     Mgmt          For                            For
       shares in a private placement.

3.     To approve amendments to Pivotal II's                     Mgmt          For                            For
       current amended and restated certificate of
       incorporation to: change the name of
       Pivotal II to "XL Fleet Corp."

4.     To approve amendments to Pivotal II's                     Mgmt          For                            For
       current amended and restated certificate of
       incorporation to: increase the number of
       shares of Class A common stock Pivotal II
       is authorized to issue to 350,000,000
       shares and remove the provisions for
       Pivotal's current Class B common stock.

5.     To approve amendments to Pivotal II's                     Mgmt          For                            For
       current amended and restated certificate of
       incorporation to: remove the various
       provisions applicable only to special
       purpose acquisition companies and make
       certain other changes that the Pivotal II
       board deems appropriate for a public
       operating company.

6.     DIRECTOR
       Sarah Sclarsic#                                           Mgmt          For                            For
       Declan P. Flanagan#                                       Mgmt          For                            For
       Debora Frodl#                                             Mgmt          For                            For
       Kevin Griffin*                                            Mgmt          For                            For
       Niharika Ramdev*                                          Mgmt          For                            For
       Christopher Hayes*                                        Mgmt          For                            For
       Jonathan J. Ledecky**                                     Mgmt          For                            For
       Thomas J. Hynes III**                                     Mgmt          For                            For
       Dimitri N. Kazarinoff**                                   Mgmt          For                            For

7.     To approve the 2020 Equity Incentive Plan.                Mgmt          For                            For

8.     To adjourn the annual meeting to a later                  Mgmt          For                            For
       date or dates if it is determined by the
       officer presiding over the annual meeting
       that more time is necessary for Pivotal II
       to consummate the Merger and the other
       transactions contemplated by the Merger
       Agreement.




--------------------------------------------------------------------------------------------------------------------------
 PRA HEALTH SCIENCES, INC.                                                                   Agenda Number:  935427650
--------------------------------------------------------------------------------------------------------------------------
        Security:  69354M108
    Meeting Type:  Special
    Meeting Date:  15-Jun-2021
          Ticker:  PRAH
            ISIN:  US69354M1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of February 24, 2021, by and among
       ICON plc ("ICON"), PRA Health Sciences,
       Inc. ("PRA"), ICON US Holdings Inc., a
       wholly owned subsidiary of ICON ("US
       HoldCo"), and Indigo Merger Sub, Inc., a
       wholly owned subsidiary of ICON and US
       HoldCo (such agreement, as it may be
       amended from time to time, the "merger
       agreement" and such proposal, the "PRA
       merger agreement proposal").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the executive officer compensation
       that will or may be paid to PRA's named
       executive officers that is based on or
       otherwise relates to the transactions
       contemplated by the merger agreement (the
       "PRA compensation proposal").

3.     To approve the adjournment of the PRA                     Mgmt          For                            For
       stockholder meeting to solicit additional
       proxies if there are not sufficient votes
       at the time of the PRA stockholder meeting
       to approve the PRA merger agreement
       proposal or to ensure that any supplement
       or amendment to the accompanying joint
       proxy statement/prospectus is timely
       provided to PRA stockholders (the "PRA
       adjournment proposal").




--------------------------------------------------------------------------------------------------------------------------
 REALPAGE, INC.                                                                              Agenda Number:  935334261
--------------------------------------------------------------------------------------------------------------------------
        Security:  75606N109
    Meeting Type:  Special
    Meeting Date:  08-Mar-2021
          Ticker:  RP
            ISIN:  US75606N1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the adoption of the Agreement                  Mgmt          For                            For
       and Plan of Merger (the "Merger
       Agreement"), dated as of December 20, 2020,
       by and among Mirasol Parent, LLC, Mirasol
       Merger Sub, Inc., and RealPage, Inc.
       ("RealPage").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to RealPage's named
       executive officers that is based on or
       otherwise relates to the Merger Agreement
       and the transactions contemplated by the
       Merger Agreement.

3.     To adjourn the special meeting to a later                 Mgmt          For                            For
       date or dates if necessary or appropriate
       to solicit additional proxies if there are
       insufficient votes to approve Proposal 1 at
       the time of the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 REPLAY ACQUISITION CORP.                                                                    Agenda Number:  935336998
--------------------------------------------------------------------------------------------------------------------------
        Security:  G75130107
    Meeting Type:  Special
    Meeting Date:  25-Mar-2021
          Ticker:  RPLA
            ISIN:  KYG751301071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    The Domestication: A proposal to be                       Mgmt          For                            For
       approved as a special resolution to change
       Replay's jurisdiction of incorporation from
       the Cayman Islands to the State of Delaware
       by deregistering as an exempted company in
       the Cayman Islands and continuing and
       domesticating as a limited liability
       company formed under the laws of the State
       of Delaware.

1B.    The Replay Limited Liability Company                      Mgmt          For                            For
       Agreement (the "Replay LLCA"): A proposal
       to be approved as a special resolution to
       approve and adopt the Replay LLCA to govern
       Replay upon its Domestication.

1C.    The Business Combination: A proposal to                   Mgmt          For                            For
       approve the transactions contemplated by
       the Transaction Agreement, dated October
       12, 2020 (the "Transaction Agreement"), by
       and among Replay, Finance of America Equity
       Capital LLC ("FoA"), Finance of America
       Companies Inc. ("New Pubco"), RPLY Merger
       Sub LLC ("Replay Merger Sub"), RPLY BLKR
       Merger Sub LLC ("Blocker Merger Sub"),
       Blackstone Tactical Opportunities Fund
       (Urban Feeder)  NQ L.P. ("Blocker"),
       Blackstone Tactical Opportunities
       Associates ... (due to space limits, see
       proxy statement for full proposal).

2A.    The Stock Issuance Proposals: Each issuance               Mgmt          For                            For
       of Ordinary Shares pursuant to each Replay
       PIPE Agreement.

2B.    The Stock Issuance Proposals: Each issuance               Mgmt          For                            For
       of shares of Class A Common Stock pursuant
       to each New Pubco PIPE Agreement.

2C.    The Stock Issuance Proposals: Each issuance               Mgmt          For                            For
       of shares of Class A Common Stock pursuant
       to the Transaction Agreement.

2D.    The Stock Issuance Proposals: Each issuance               Mgmt          For                            For
       of shares of Class B Common Stock pursuant
       to the Transaction Agreement.

2E.    The Stock Issuance Proposals: Each issuance               Mgmt          For                            For
       of Ordinary Shares pursuant to each Replay
       PIPE Agreement entered into with an
       affiliate of Replay Sponsor, LLC (the
       "Sponsor").

2F.    The Stock Issuance Proposals: Each issuance               Mgmt          For                            For
       of shares of Class A Common Stock to the
       Sellers, Blocker and Blocker GP pursuant to
       the Transaction Agreement.

2G.    The Stock Issuance Proposals: Each issuance               Mgmt          For                            For
       of Class B Common Stock to the Sellers
       pursuant to the Transaction Agreement.

3A.    Organizational Documents Proposal A: To                   Mgmt          For                            For
       approve the provision in the Proposed
       Charter changing the authorized share
       capital from $20,200 divided into
       200,000,000 Ordinary Shares of a par value
       of $0.0001 each and 2,000,000 preferred
       shares of a par value of $0.0001 each, to
       authorized capital stock of 6,601,000,000
       shares, consisting of 6,000,000,000 shares
       of Class A Common Stock, $0.0001 par value
       per share, 1,000,000 shares of Class B
       Common Stock, $0.0001 par value per share,
       and 600,000,000 ... (due to space limits,
       see proxy statement for full proposal).

3B.    Organizational Documents Proposal B: To                   Mgmt          For                            For
       approve the provisions in the Proposed
       Charter, pursuant to which only the board
       of directors, the chairman of the board of
       directors or the chief executive officer,
       by or at their direction, may call a
       special meeting of the stockholders
       generally entitled to vote, or the board of
       directors or the chairman of the board of
       directors must, by or at their direction,
       call such a special meeting at the request
       of the Principal Stockholders except during
       any time ...(due to space limits, see proxy
       statement for full proposal).

3C.    Organizational Documents Proposal C: To                   Mgmt          For                            For
       approve all other changes in connection
       with the replacement of the Existing
       Organizational Documents of Replay with the
       Proposed Organizational Documents of New
       Pubco, including, among other things, (i)
       changing from a blank check company seeking
       a business combination within a certain
       period (as provided in the Existing
       Organizational Documents), to a corporation
       having perpetual existence (as provided in
       the Proposed Charter), ... (due to space
       limits, see proxy statement for full
       proposal).

4.     The Incentive Plan Proposal: A proposal to                Mgmt          For                            For
       approve the adoption of the Finance of
       America Companies Inc. 2021 Omnibus
       Incentive Plan (the "Incentive Plan").

5.     The Extension Proposal: A proposal to be                  Mgmt          For                            For
       approved by special resolution to approve
       an extension of the date by which Replay
       must consummate a Business Combination (as
       defined in the Existing Organizational
       Documents) to October 8, 2021 (or, if
       elected by FoA prior to the date the
       Registration Statement is declared
       effective under the Securities Act of 1933,
       such other date designated by FoA) to be
       effected by way of amendment and
       restatement of the Existing Organizational
       Documents.

6.     The Adjournment Proposal: A proposal to                   Mgmt          For                            For
       approve the adjournment of the general
       meeting to a later date or dates, if
       necessary or appropriate, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of the Cayman Proposals, the Stock
       Issuance Proposals, the Organizational
       Documents Proposals, the Incentive Plan
       Proposal and/or the Extension Proposal.




--------------------------------------------------------------------------------------------------------------------------
 SCHULTZE SPECIAL PURPOSE ACQUISITION                                                        Agenda Number:  935270429
--------------------------------------------------------------------------------------------------------------------------
        Security:  80821R109
    Meeting Type:  Special
    Meeting Date:  30-Sep-2020
          Ticker:  SAMA
            ISIN:  US80821R1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment: To amend the                       Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       business combination for an additional
       three months, from September 30, 2020 to
       December 31, 2020.

2.     The Adjournment Proposal: To direct the                   Mgmt          For                            For
       chairman of the special meeting to adjourn
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve the foregoing proposal.




--------------------------------------------------------------------------------------------------------------------------
 SINA CORPORATION                                                                            Agenda Number:  935311390
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81477104
    Meeting Type:  Special
    Meeting Date:  22-Dec-2020
          Ticker:  SINA
            ISIN:  KYG814771047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THAT the Agreement and Plan of Merger,                    Mgmt          For                            For
       dated as of September 28, 2020 (the "Merger
       Agreement"), among the Company, New Wave
       Holdings Limited, an exempted company with
       limited liability incorporated under the
       laws of the Cayman Islands ("Parent"), and
       New Wave Mergersub Limited, an exempted
       company with limited liability incorporated
       under the laws of the Cayman Islands and a
       wholly owned subsidiary of Parent ("Merger
       Sub").

2.     THAT each member of a special committee of                Mgmt          For                            For
       the Board, composed solely of independent
       and disinterested directors of the Company
       (the "Special Committee") and the Chief
       Financial Officer of the Company each be
       authorized to do all things necessary to
       give effect to the Merger Agreement, the
       Plan of Merger and the consummation of the
       Transactions, including the Merger, the
       Variation of Capital and the Adoption of
       Amended M&A.

3.     THAT the Extraordinary General Meeting be                 Mgmt          For                            For
       adjourned in order to allow the Company to
       solicit additional proxies in the event
       that there are insufficient proxies
       received at the time of the Extraordinary
       General Meeting to pass the special
       resolutions mentioned above to be proposed
       at the Extraordinary General Meeting.




--------------------------------------------------------------------------------------------------------------------------
 SLACK TECHNOLOGIES, INC.                                                                    Agenda Number:  935332623
--------------------------------------------------------------------------------------------------------------------------
        Security:  83088V102
    Meeting Type:  Special
    Meeting Date:  02-Mar-2021
          Ticker:  WORK
            ISIN:  US83088V1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to adopt the Agreement and Plan                Mgmt          For                            For
       of Merger, dated as of December 1, 2020 (as
       it may be amended from time to time, the
       "merger agreement"), among salesforce.com,
       inc., Skyline Strategies I Inc., Skyline
       Strategies II LLC and Slack Technologies,
       Inc. ("Slack") and approve the transactions
       contemplated thereby.

2.     A proposal to approve, by a non-binding                   Mgmt          For                            For
       advisory vote, certain compensation that
       may be paid or become payable to Slack's
       named executive officers that is based on
       or otherwise relates to the mergers
       contemplated by the merger agreement.




--------------------------------------------------------------------------------------------------------------------------
 SOCIAL CAPITAL HEDOSOPHIA HLDGS CORP III                                                    Agenda Number:  935317330
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8251K107
    Meeting Type:  Special
    Meeting Date:  06-Jan-2021
          Ticker:  IPOC
            ISIN:  KYG8251K1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The BCA Proposal - To approve by ordinary                 Mgmt          For                            For
       resolution and adopt the Agreement and Plan
       of Merger, dated as of October 5, 2020 (the
       "Merger Agreement"), by and among SCH,
       Asclepius Merger Sub Inc. ("Merger Sub")
       and Clover Health Investments, Corp.
       ("Clover"), a copy of which is attached to
       the accompanying proxy statement/prospectus
       statement as Annex A.

2.     The Domestication Proposal - To approve by                Mgmt          For                            For
       special resolution, the change of SCH's
       jurisdiction of incorporation by
       deregistering as an exempted company in the
       Cayman Islands and continuing and
       domesticating as a corporation incorporated
       under the laws of the State of Delaware
       (the "Domestication" and, together with the
       Mergers, the "Business Combination".

3.     Organizational Documents Proposal A - To                  Mgmt          For                            For
       authorize the change in the authorized
       capital stock of SCH from 500,000,000 Class
       A ordinary shares, par value $0.0001 per
       share, 50,000,000 Class B ordinary shares,
       par value $0.0001 per share, and 5,000,000
       preferred shares, par value $0.0001 per
       share, to 2,500,000,000 shares of Class A
       common stock, par value $0.0001 per share,
       of Clover Health (the "Clover Health Class
       A common stock"), 500,000,000 shares of
       Class B common stock, par value $0.0001 per
       share, of Clover Health.

4.     Organizational Documents Proposal B - To                  Mgmt          For                            For
       authorize the board of directors of Clover
       Health to issue any or all shares of Clover
       Health preferred stock in one or more
       classes or series, with such terms and
       conditions as may be expressly determined
       by the Board and as may be permitted by the
       DGCL.

5.     Organizational Documents Proposal C - To                  Mgmt          For                            For
       provide that holders of shares of Clover
       Health Class A common stock will be
       entitled to cast one vote per share of
       Clover Health Class A common stock and
       holders of shares of Clover Health Class B
       common stock will be entitled to cast 10
       votes per share of Clover Health Class B
       common stock on each matter properly
       submitted to Clover Health stockholders
       entitled to vote.

6.     Organizational Documents Proposal D - To                  Mgmt          For                            For
       provide that the board of directors of
       Clover Health be divided into three classes
       with only one class of directors being
       elected in each year and each class serving
       a three-year term.

7.     Organizational Documents Proposal E - To                  Mgmt          For                            For
       authorize all other changes in connection
       with the replacement of the Cayman
       Constitutional Documents with the Proposed
       Certificate of Incorporation and Proposed
       Bylaws as part of the Domestication (copies
       of which are attached to the accompanying
       proxy statement/prospectus as Annex J and
       Annex K, respectively),.

8.     Director Election Proposal - To approve by                Mgmt          For                            For
       ordinary resolution, the election of five
       directors who, upon consummation of the
       Business Combination, will be the directors
       of Clover Health.

9.     The Stock Issuance Proposal - To approve by               Mgmt          For                            For
       ordinary resolution, for purposes of
       complying with the applicable provisions of
       Section 312.03 of the NYSE Listed Company
       Manual, the issuance of shares of Clover
       Health Class A common stock or Clover
       Health Class B common stock, as applicable,
       to (a) the PIPE Investors, including the
       Sponsor Related PIPE Investors, pursuant to
       the PIPE Investment and (b) the Clover
       Stockholders pursuant to the Merger
       Agreement (as such terms are defined in the
       accompanying proxy statement/prospectus).

10.    The Equity Incentive Plan Proposal - To                   Mgmt          For                            For
       approve by ordinary resolution, the Clover
       Health 2020 Equity Incentive Plan.

11.    The Management Incentive Plan Proposal - To               Mgmt          For                            For
       approve by ordinary resolution, the Clover
       Health 2020 Management Incentive Plan.

12.    The ESPP Proposal - To approve by ordinary                Mgmt          For                            For
       resolution, the Clover Health 2020 Employee
       Stock Purchase Plan.

13.    The Adjournment Proposal - To approve by                  Mgmt          For                            For
       ordinary resolution, the adjournment of the
       extraordinary general meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies in
       the event that there are insufficient votes
       for the approval of one or more proposals
       at the extraordinary general meeting.




--------------------------------------------------------------------------------------------------------------------------
 SOFTWARE ACQUISITION GROUP INC.                                                             Agenda Number:  935279340
--------------------------------------------------------------------------------------------------------------------------
        Security:  83406B101
    Meeting Type:  Special
    Meeting Date:  12-Oct-2020
          Ticker:  SAQN
            ISIN:  US83406B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal: To                     Mgmt          For                            For
       consider and vote upon a proposal to
       approve the Agreement and Plan of Merger,
       dated as of August 10, 2020, by and among
       Software Acquisition Group Inc. (the
       "Company"), CS Merger Sub, Inc.,
       CuriosityStream Inc. ("CuriosityStream")
       and Hendricks Factual Media LLC and the
       transactions contemplated thereby
       (collectively, the "Business Combination"),
       including the merger of CuriosityStream
       into CS Merger Sub, Inc. (the "Business
       Combination Proposal")

2.     Authorized Shares: To authorize the change                Mgmt          For                            For
       in the authorized capital stock of the
       Company from (a) 110,000,000 shares of
       common stock, consisting of 100,000,000
       shares of Class A Common Stock and
       10,000,000 shares of Class B Common Stock
       and 1,000,000 shares of preferred stock to
       (b) 125,000,000 shares common stock and
       1,000,000 shares of preferred stock.

3.     Elimination of Class B Common Stock: To                   Mgmt          For                            For
       authorize the removal of all provisions
       relating to the Class B Common Stock,
       including without limitation conversion,
       anti-dilution and special voting rights of
       the Class B Common Stock.

4.     No Class Vote on Changes in Authorized                    Mgmt          For                            For
       Number of Shares of Stock: To provide that
       with respect to any vote to modify the
       number of authorized shares of any
       class(es) of stock requires the affirmative
       vote of holders of the majority of the
       voting power of the Company stock entitled
       to vote generally in the election of
       directors, voting as a single class,
       without a separate vote of the holders of
       the class(es) the number of authorized
       shares of which are being increased or
       decreased, unless a separate voting
       standard is expressly required.

5.     Number of Directors to be Determined in                   Mgmt          For                            For
       Bylaws: To provide that the number of
       directors shall be fixed from time to time
       in the manner provided in New
       CuriosityStream's Bylaws.

6.     Amendments to Waiver of Corporate                         Mgmt          For                            For
       Opportunities Prospective Only: To provide
       that any alteration, amendment, addition to
       or repeal of the provisions of the Proposed
       Charter that relates to the waiver of
       corporate opportunities will not eliminate
       or reduce such provisions in respect of any
       business opportunity first identified or
       any other matter occurring, or any cause of
       action, suit or claim that, but for such
       provisions, would accrue or arise, prior to
       such alteration, amendment, addition repeal
       or adoption.

7.     Required Vote to Amend Certain Provisions                 Mgmt          For                            For
       Relating to the Directors: To require the
       affirmative vote of 66.7% of the
       outstanding shares of stock entitled to
       vote in the election of directors, voting
       as a single class, to effect any amendment
       to the charter relating to the powers,
       number, election, term, vacancies or
       removal of directors of New
       CuriosityStream.

8.     Removal of Exemptions to Deemed Service of                Mgmt          For                            For
       Process in Exclusive Forum Provision: To
       remove specific exemptions to the deemed
       acceptance of service of process on counsel
       bringing claims outside Delaware for
       stockholder suits as to which the (a)
       Delaware Chancery Court (the "Court")
       determines there is an indispensable party
       not subject to the Court's jurisdiction,
       (b) is vested in the exclusive jurisdiction
       of a court or forum other than the Court or
       (c) for which the Court does not have
       subject matter jurisdiction.

9.     Exclusive Forum for Internal Corporate                    Mgmt          For                            For
       Claims: To provide that the Delaware
       Chancery Court will be the exclusive
       jurisdiction for any stockholder to bring
       any action asserting an "internal corporate
       claim" as defined in Section 115 of the
       Delaware General Corporation Law.

10.    Exclusive Forum for Claims Under the                      Mgmt          For                            For
       Securities Act and for Offers and Sales of
       Securities: To provide that the Federal
       District Courts of the United States of
       America will be the exclusive forum for
       resolution of any complaint asserting a
       cause of action under the Securities Act of
       1933, as amended, or with respect to the
       offer or sale of securities of the Company.

11.    Replacement of the Existing Charter: To                   Mgmt          For                            For
       authorize all other changes in connection
       with the amendment and restatement of the
       Existing Charter (a copy of which is
       attached to the proxy statement as Annex
       B).

12.    The Stock Issuance Proposal: To consider                  Mgmt          For                            For
       and vote upon a proposal to approve, for
       the purpose of complying with NASDAQ
       Listing Rule 5635(a), the issuance of Class
       A Common Stock pursuant to the merger
       agreement and 2,500,000 shares of Class A
       Common Stock to certain investors in a
       private placement.

13.    The Omnibus Incentive Plan Proposal: To                   Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt the CuriosityStream Inc.
       2020 Omnibus Incentive Plan.

14.    The Adjournment Proposal: To allow, if                    Mgmt          For                            For
       necessary, Software Acquisition Group's
       board of directors to adjourn the Special
       Meeting to a later date(s) to permit
       further solicitation of proxies if there
       are not sufficient votes to approve the
       Proposals, or holders of Software
       Acquisition Group's public shares have
       elected to redeem an amount of public
       shares such that Software Acquisition Group
       would have less than $5,000,001 of net
       tangible assets.

15.    Shareholder Certification: I hereby certify               Mgmt          Take No Action
       that I am not acting in concert or as a
       "group" as defined in Section 13(d)(3) of
       the Securities Exchange Act of 1934, as
       amended, with any other shareholder with
       respect to the shares represented hereby in
       connection with the Business Combination.
       (FOR= I AM NOT) (AGAINST = I AM)




--------------------------------------------------------------------------------------------------------------------------
 SOGOU INC.                                                                                  Agenda Number:  935324018
--------------------------------------------------------------------------------------------------------------------------
        Security:  83409V104
    Meeting Type:  Annual
    Meeting Date:  27-Jan-2021
          Ticker:  SOGO
            ISIN:  US83409V1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.1    Election of Director: Charles Zhang                       Mgmt          For                            For

I.2    Election of Director: Xiaochuan Wang                      Mgmt          For                            For

I.3    Election of Director: Yu Yin                              Mgmt          For                            For

I.4    Election of Director: Joanna Lu                           Mgmt          For                            For

I.5    Election of Director: Bin Gao                             Mgmt          For                            For

I.6    Election of Director: Janice Lee                          Mgmt          For                            For

I.7    Election of Director: Jinmei He                           Mgmt          For                            For

II.    To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers Zhong Tian LLP as
       the Company's independent auditors for the
       fiscal year ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 SPARTAN ENERGY ACQUISITION CORP.                                                            Agenda Number:  935253992
--------------------------------------------------------------------------------------------------------------------------
        Security:  846784106
    Meeting Type:  Special
    Meeting Date:  03-Aug-2020
          Ticker:  SPAQ
            ISIN:  US8467841065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of an amendment to the Company's                 Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to extend the date by which
       the Company has to consummate a business
       combination for an additional six months,
       from August 14, 2020 to February 14, 2021.




--------------------------------------------------------------------------------------------------------------------------
 SPARTAN ENERGY ACQUISITION CORP.                                                            Agenda Number:  935283399
--------------------------------------------------------------------------------------------------------------------------
        Security:  846784106
    Meeting Type:  Special
    Meeting Date:  28-Oct-2020
          Ticker:  SPAQ
            ISIN:  US8467841065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To (a) approve and adopt the Business                     Mgmt          For                            For
       Combination Agreement and Plan of
       Reorganization, dated as of July 10, 2020
       (the "Business Combination Agreement"),
       among Spartan Energy Acquisition Corp.
       ("Spartan"), Spartan Merger Sub Inc., a
       Delaware corporation and a wholly owned
       subsidiary of Spartan ("Merger Sub"), and
       Fisker Inc., a Delaware corporation
       ("Fisker"); (b) approve such merger and the
       other transactions contemplated by the
       Business Combination Agreement ("business
       combination" and "Business Combination
       Proposal").

2.     To (a) increase the number of authorized                  Mgmt          For                            For
       shares of Spartan's Class A Common Stock,
       par value $0.0001 per share (the "Class A
       Common Stock"), from 200,000,000 shares to
       750,000,000 shares, (b) increase the number
       of authorized shares of Spartan's Class B
       Common Stock, par value $0.0001 per share
       (the "Class B Common Stock"), from
       20,000,000 shares to 150,000,000 shares,
       and (c) increase the number of authorized
       shares of Spartan's Preferred Stock, par
       value $0.0001 per share, from 1,000,000
       shares to 15,000,000 shares.

3.     The Dual Class Charter Proposal - To                      Mgmt          For                            For
       consider and vote upon a proposal to
       implement a dual class stock structure
       comprised of Class A Common Stock, which
       will carry one vote per share, and Class B
       Common Stock, which will carry 10 votes per
       share (the "Dual Class Charter Proposal").
       The Dual Class Charter Proposal is
       conditioned on the approval of the Business
       Combination Proposal and the NYSE Proposal.

4.     To eliminate provisions in Spartan's                      Mgmt          For                            For
       amended and restated certificate of
       incorporation relating to Spartan's initial
       business combination that will no longer be
       applicable to Spartan following the closing
       of the business combination (the
       "Closing"), change the post-combination
       company's name to "Fisker Inc." (the
       "Additional Charter Proposal" and, together
       with the Authorized Share Charter Proposal
       and the Dual Class Charter Proposal, the
       "Charter Proposals").

5.     The NYSE Proposal - To approve, (a) the                   Mgmt          For                            For
       issuance of 46,318,959 shares of Class A
       Common Stock and 129,122,242 shares of
       Class B Common Stock in the business
       combination and (b) the issuance and sale
       of 50,000,000 shares of Class A Common
       Stock in the private offering of securities
       to certain investors in connection with the
       business combination (the "NYSE Proposal").

6.     The 2020 Plan Proposal - To consider and                  Mgmt          For                            For
       vote upon a proposal to approve and adopt
       the Fisker Inc. 2020 Equity Incentive Plan
       (the "2020 Plan") and material terms
       thereunder (the "2020 Plan Proposal"). The
       2020 Plan Proposal is conditioned on the
       approval of the Business Combination
       Proposal and the NYSE Proposal.

7.     The ESPP Proposal - To consider and vote                  Mgmt          For                            For
       upon a proposal to approve and adopt the
       Fisker Inc. 2020 Employee Stock Purchase
       Plan (the "ESPP") and material terms
       thereunder (the "ESPP Proposal"). The ESPP
       Proposal is conditioned on the approval of
       the Business Combination Proposal and the
       NYSE Proposal.

8.     DIRECTOR
       Henrik Fisker                                             Mgmt          For                            For
       Dr. Geeta Gupta                                           Mgmt          For                            For
       Wendy J. Greuel                                           Mgmt          For                            For
       Mark E. Hickson                                           Mgmt          For                            For
       William R. McDermott                                      Mgmt          For                            For
       Roderick K. Randall                                       Mgmt          For                            For
       Nadine I. Watt                                            Mgmt          For                            For

9.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the special meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Business Combination Proposal, the Charter
       Proposals, the NYSE Proposal, the 2020 Plan
       Proposal, the ESPP Proposal or the Director
       Election Proposal (the "Adjournment
       Proposal").




--------------------------------------------------------------------------------------------------------------------------
 SPORTSMAN'S WAREHOUSE HOLDINGS, INC.                                                        Agenda Number:  935394065
--------------------------------------------------------------------------------------------------------------------------
        Security:  84920Y106
    Meeting Type:  Annual
    Meeting Date:  26-May-2021
          Ticker:  SPWH
            ISIN:  US84920Y1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Joseph P. Schneider                 Mgmt          For                            For

1.2    Election of Director: Christopher Eastland                Mgmt          For                            For

1.3    Election of Director: Philip Williamson                   Mgmt          For                            For

2.     Ratification of the appointment of Grant                  Mgmt          For                            For
       Thornton LLP as the Company's independent
       registered public accounting firm for
       fiscal 2021.

3.     Approval, on an advisory basis, of our                    Mgmt          For                            For
       named executive officer compensation.




--------------------------------------------------------------------------------------------------------------------------
 TALEND S.A.                                                                                 Agenda Number:  935441458
--------------------------------------------------------------------------------------------------------------------------
        Security:  874224207
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2021
          Ticker:  TLND
            ISIN:  US8742242071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     To ratify the provisional appointment of                  Mgmt          For                            For
       Ms. Elissa Fink as Director.

O2     To ratify the provisional appointment of                  Mgmt          For                            For
       Mr. Ryan Kearny as Director.

O3     To renew the term of office of Mr. Ryan                   Mgmt          For                            For
       Kearny as Director.

O4     To renew the term of office of Mr. Patrick                Mgmt          For                            For
       Jones as Director.

O5     To renew the term of office of Ms. Christal               Mgmt          For                            For
       Bemont as Director.

O6     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of our named executive
       officers.

O7     To approve the statutory financial                        Mgmt          For                            For
       statements for the year ended December 31,
       2020.

O8     To allocate earnings for the year ended                   Mgmt          For                            For
       December 31, 2020.

O9     To approve the consolidated financial                     Mgmt          For                            For
       statements for the year ended December 31,
       2020 prepared in accordance with IFRS.

O10    To approve an indemnification agreement                   Mgmt          For                            For
       entered into with Ms. Elissa Fink
       (agreement referred to in Articles L.
       225-38 et seq. of the French Commercial
       Code).

O11    To approve an indemnification agreement                   Mgmt          For                            For
       entered into with Mr. Ryan Kearny
       (agreement referred to in Articles L.
       225-38 et seq. of the French Commercial
       Code).

O12    To approve a consulting agreement entered                 Mgmt          For                            For
       into with Mr. Michael Tuchen (agreement
       referred to in Articles L. 225-38 et seq.
       of the French Commercial Code).

O13    To approve a separation agreement and                     Mgmt          For                            For
       release entered into with Mr. Laurent Bride
       (agreement referred to in Articles L.225-38
       et seq. of the French Commercial Code).

O14    To ratify the selection of KPMG LLP as the                Mgmt          For                            For
       independent registered public accountant
       for the Company for the fiscal year ending
       December 31, 2021 with respect to the
       Company's financial statements prepared in
       accordance with generally accepted
       accounting principles in the United States
       for SEC reporting purposes.

E15    To delegate authority to the board of                     Mgmt          For                            For
       directors to grant existing and/or newly
       issued free shares of the Company to all or
       certain employees and/or all or certain
       corporate officers of the Company or
       companies in the group, in accordance with
       the provisions of Articles L. 225-197-1 et
       seq. of the French Commercial Code.

E16    To delegate authority to the board of                     Mgmt          For                            For
       directors to issue share warrants (bons de
       souscription d'actions), without
       shareholders' preferential subscription
       right, for the benefit of a category of
       persons meeting certain characteristics.

E17    To delegate authority to the board of                     Mgmt          For                            For
       directors to grant options to subscribe for
       new ordinary shares or options to purchase
       ordinary shares of the Company, pursuant to
       the provisions of Articles L. 225-177 et
       seq. of the French Commercial Code to all
       or certain employees and/or all or certain
       corporate officers of the Company or
       companies in the group, in accordance with
       the provisions of Articles L. 225-180 et
       seq. of the French Commercial Code.

E18    To limit the amount of issues under                       Mgmt          For                            For
       Proposal Nos. 15, 16 and 17.

E19    To delegate authority to the board of                     Mgmt          For                            For
       directors to increase the share capital by
       way of the issue of shares of the Company
       to participants in a company savings plan
       (plan d'e886547108pargned'entreprise) established in
       accordance with Articles L. 3332-1et seq.
       of the French Labor Code.




--------------------------------------------------------------------------------------------------------------------------
 TAUBMAN CENTERS, INC.                                                                       Agenda Number:  935246240
--------------------------------------------------------------------------------------------------------------------------
        Security:  876664103
    Meeting Type:  Annual
    Meeting Date:  28-Jul-2020
          Ticker:  TCO
            ISIN:  US8766641034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mayree C. Clark                                           Mgmt          For                            For
       Michael J. Embler                                         Mgmt          For                            For
       Janice L. Fields                                          Mgmt          For                            For
       Michelle J. Goldberg                                      Mgmt          For                            For
       Nancy Killefer                                            Mgmt          For                            For
       Cia Buckley Marakovits                                    Mgmt          For                            For
       Robert S. Taubman                                         Mgmt          For                            For
       Ronald W. Tysoe                                           Mgmt          For                            For
       Myron E. Ullman, III                                      Mgmt          For                            For

2.     Ratification of the appointment of KPMG LLP               Mgmt          For                            For
       as the independent registered public
       accounting firm for the year ending
       December 31, 2020.

3.     Advisory approval of the named executive                  Mgmt          For                            For
       officer compensation.




--------------------------------------------------------------------------------------------------------------------------
 TAUBMAN CENTERS, INC.                                                                       Agenda Number:  935318685
--------------------------------------------------------------------------------------------------------------------------
        Security:  876664103
    Meeting Type:  Special
    Meeting Date:  28-Dec-2020
          Ticker:  TCO
            ISIN:  US8766641034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt and approve the Amended and                      Mgmt          For                            For
       Restated Agreement and Plan of Merger,
       dated as of November 14, 2020.

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, compensation that may become payable
       to Taubman's named executive officers in
       connection with the REIT Merger and the
       other Transactions, as more particularly
       described in the Proxy Statement.

3.     To approve an adjournment of the special                  Mgmt          For                            For
       meeting, even if a quorum is present, if
       necessary or appropriate, to solicit
       additional proxies if there are
       insufficient votes at the time of the
       special meeting to approve Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 THUNDER BRIDGE ACQUISITION II, LTD                                                          Agenda Number:  935316958
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8857S116
    Meeting Type:  Annual
    Meeting Date:  30-Dec-2020
          Ticker:  THBR
            ISIN:  KYG8857S1167
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     RESOLVED, as an ordinary resolution, that                 Mgmt          For                            For
       the selection by the audit committee of
       Grant Thornton LLP to serve as our
       independent registered public accounting
       firm for the year ending December 31, 2020
       be approved, adopted, confirmed and
       ratified in all respects.




--------------------------------------------------------------------------------------------------------------------------
 THUNDER BRIDGE ACQUISITION II, LTD                                                          Agenda Number:  935439756
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8857S116
    Meeting Type:  Special
    Meeting Date:  09-Jun-2021
          Ticker:  THBR
            ISIN:  KYG8857S1167
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     RESOLVED, as special resolution that                      Mgmt          For                            For
       Thunder Bridge Acquisition II, Ltd. be
       de-registered in the Cayman Islands
       pursuant to Article 47 of the Amended and
       Restated Articles of Association of Thunder
       Bridge Acquisition II, Ltd. and be
       registered by way of continuation as a
       corporation in the State of Delaware and
       conditional upon, and with effect from, the
       registration of Thunder Bridge Acquisition
       II, Ltd. in the State of Delaware as a
       corporation, governed by the certificate of
       incorporation attached as Annex A.

2)     RESOLVED, as an ordinary resolution, that                 Mgmt          For                            For
       Thunder Bridge II's entry into the Master
       Transactions Agreement dated effective as
       of December 14, 2020 (as amended or
       supplemented from time to time, the "MTA")
       by and among Thunder Bridge II, Surviving
       Pubco, Merger Subs, indie, the ADK Blocker
       Group, ADK Service Provider Holdco and,
       solely in its capacity as the indie
       Securityholder Representative thereunder,
       Donald McClymont, the consummation of the
       transactions contemplated by the MTA,
       including the issuance of the merger
       consideration thereunder.

3)     RESOLVED, as an ordinary resolution, that                 Mgmt          For                            For
       the indie Semiconductor, Inc. 2021 Omnibus
       Equity Incentive Plan (a copy of the 2021
       Equity Incentive Plan is attached to the
       proxy statement/prospectus as Annex C) be
       adopted and approved in all respects.

4)     DIRECTOR
       Sonalee Parekh                                            Mgmt          For                            For
       Ichiro Aoki                                               Mgmt          For                            For
       Jeffrey Owens                                             Mgmt          For                            For
       William Woodward                                          Mgmt          For                            For
       Karl-Thomas Neumann                                       Mgmt          For                            For
       Diane Brink                                               Mgmt          For                            For
       Donald McClymont                                          Mgmt          For                            For
       Peter Kight                                               Mgmt          For                            For
       David Aldrich                                             Mgmt          For                            For

5)     RESOLVED, as an ordinary resolution, that                 Mgmt          For                            For
       the issuance of an aggregate of 90,000,000
       Merger Consideration shares, up to an
       aggregate of 10,000,000 Earn-Out Shares,
       and 15,000,000 Class A ordinary shares in
       the PIPE Financing be approved and adopted
       in all respects.

6A)    Advisory Charter Proposal A - to provide                  Mgmt          For                            For
       that the total number of shares of all
       classes of capital stock which the Company
       will have authority to issue is 300,000,000
       shares, consisting of (i) 250,000,000
       shares of Class A common stock, par value
       $0.0001 per share, (ii) 40,000,000 shares
       of Class V common stock, no par value, and
       (iii) 10,000,000 shares of preferred stock,
       par value $0.0001 per share.

6B)    Advisory Charter Proposal B - to provide                  Mgmt          For                            For
       that special meetings of stockholders of
       the Company may be called only (i) by the
       chairman of the board of directors, (ii) by
       the chief executive officer, or (iii) by
       the secretary acting at the request of a
       majority of the total number of directors
       that the Company would have if there were
       no vacancies.

6C)    Advisory Charter Proposal C - to provide                  Mgmt          For                            For
       that any action of the stockholders of the
       Company may be taken without a meeting,
       without prior notice and without a vote, if
       a consent in writing, setting forth the
       action so taken, is signed by the holders
       of outstanding stock having not less than
       the minimum number of votes that would be
       necessary to authorize or take such action
       at a meeting at which all shares entitled
       to vote thereon were present and voted.

6D)    Advisory Charter Proposal D - to provide                  Mgmt          For                            For
       that the Company's board of directors will
       be divided into three classes designated as
       Class I, Class II and Class III.

6E)    Advisory Charter Proposal E - to provide                  Mgmt          For                            For
       that directors may be elected by the
       stockholders only at an annual meeting of
       stockholders by a plurality of the votes
       cast.

6F)    Advisory Charter Proposal F - to provide                  Mgmt          For                            For
       that any director may be removed from
       office at any time, but only for cause, by
       the affirmative vote of the holders of at
       least 662/3% of the voting power of the
       outstanding voting capital stock of the
       Company, voting together as a single class.

6G)    Advisory Charter Proposal G - to provide                  Mgmt          For                            For
       that the affirmative vote of the holders of
       at least 662/3% of the voting power of the
       outstanding voting capital stock of the
       Company, voting together as a single class,
       will be required to amend or repeal, or
       adopt any provision inconsistent with,
       provisions relating to calling special
       meetings of stockholders and stockholder
       action by written consent.

6H)    Advisory Charter Proposal H - to provide                  Mgmt          For                            For
       that the Court of Chancery of the State of
       Delaware or, if such court does not have
       subject matter jurisdiction thereof, any
       federal court located within the State of
       Delaware, shall be the exclusive forum for
       certain actions and claims.

6I)    Advisory Charter Proposal I - to provide                  Mgmt          For                            For
       that the Company will not be subject to
       provisions Section 203 of the DGCL, which
       generally prohibits "interested
       stockholders" (stockholders holding 15% or
       more of the outstanding stock) from
       engaging in business combinations with the
       Company for a period of time unless certain
       conditions are met.

7)     RESOLVED, as an ordinary resolution, that                 Mgmt          For                            For
       the adjournment of the Shareholders Meeting
       to a later date or dates, if necessary to
       permit further solicitation and vote of
       proxies if it is determined by Thunder
       Bridge II that more time is necessary or
       appropriate to approve one or more
       Shareholder Proposals at the Shareholders
       Meeting be approved and adopted in all
       respects.




--------------------------------------------------------------------------------------------------------------------------
 TIFFANY & CO.                                                                               Agenda Number:  935313053
--------------------------------------------------------------------------------------------------------------------------
        Security:  886547108
    Meeting Type:  Special
    Meeting Date:  30-Dec-2020
          Ticker:  TIF
            ISIN:  US8865471085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Amended and Restated Agreement               Mgmt          For                            For
       and Plan of Merger, dated as of October 28,
       2020, (the "merger agreement"), by and
       among the Tiffany & Co. (the "Company"),
       LVMH Moet Hennessy- Louis Vuitton SE, a
       societas Europaea (European company)
       organized under the laws of France
       ("Parent"), Breakfast Holdings Acquisition
       Corp., a Delaware corporation and an
       indirect wholly owned subsidiary of Parent
       ("Holding"), and Breakfast Acquisition
       Corp., a Delaware corporation and a direct
       wholly owned subsidiary of Holding ("Merger
       Sub").

2.     The compensation proposal - To approve, by                Mgmt          For                            For
       non-binding, advisory vote, certain
       compensation arrangements for the Company's
       named executive officers in connection with
       the merger.

3.     N/A                                                       Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 TOTTENHAM ACQUISITION I LIMITED                                                             Agenda Number:  935289721
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8959N106
    Meeting Type:  Special
    Meeting Date:  06-Nov-2020
          Ticker:  TOTA
            ISIN:  VGG8959N1069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       AMENDED AND RESTATED MEMORANDUM AND
       ARTICLES OF ASSOCIATION TO EXTEND THE DATE
       BY WHICH THE COMPANY HAS TO CONSUMMATE A
       BUSINESS COMBINATION (THE "EXTENSION") FOUR
       (4) TIMES FOR AN ADDITIONAL ONE MONTH EACH
       TIME FROM NOVEMBER 6, 2020 TO MARCH 6,
       2021.

2.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       EXISTING INVESTMENT MANAGEMENT TRUST
       AGREEMENT TO MAKE CHANGES NECESSARY TO
       REFLECT THE EXTENSION.




--------------------------------------------------------------------------------------------------------------------------
 TOTTENHAM ACQUISITION I LIMITED                                                             Agenda Number:  935318700
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8959N106
    Meeting Type:  Special
    Meeting Date:  30-Dec-2020
          Ticker:  TOTA
            ISIN:  VGG8959N1069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Reincorporation Proposal - To approve the                 Mgmt          For                            For
       merger of Tottenham with and into Chelsea
       Worldwide Inc. or PubCo, its wholly owned
       Delaware subsidiary, with PubCo surviving
       the merger. The merger will change
       Tottenham's place of incorporation from
       British Virgin Islands to Delaware. We
       refer to the merger as the Reincorporation
       Merger. The Reincorporation Merger will be
       effected simultaneously with the
       Acquisition Merger (as defined on the
       reverse side) and therefore the
       Reincorporation Merger ...(due to space
       limits, see proxy material for full
       proposal).

2.     To authorize PubCo to issue 101,000,000                   Mgmt          For                            For
       shares, consisting of 1,000,000 shares of
       Preferred Stock and 100,000,000 shares of
       common stock.

3.     To require an affirmative vote of at least                Mgmt          For                            For
       66 2/3% of the total voting power of the
       then-outstanding shares of stock entitled
       to vote generally in the election of
       directors, voting together as a single
       class, in order to amend, alter, repeal or
       rescind certain provisions of the
       Certificate of Incorporation regarding
       amendment of the bylaws, structure of the
       board of directors, eliminating written
       consents of stockholders and calling
       meetings of the stockholders, limiting
       liability and ...(due to space limits, see
       proxy material for full proposal).

4.     To require an affirmative vote of either a                Mgmt          For                            For
       majority of the board of directors or at
       least a majority of the total voting power
       of all the then-outstanding shares of our
       stock entitled to vote generally in the
       election of directors, voting together as a
       single class; to amend the bylaws; provided
       that an affirmative vote of at least 66
       2/3% of the total voting power of all the
       then-outstanding shares of our stock
       entitled to vote generally in the election
       of directors, voting ...(due to space
       limits, see proxy material for full
       proposal).

5.     To approve that PubCo's board of directors                Mgmt          For                            For
       to be divided into three classes with only
       one class of directors being elected in
       each year and each class serving a
       three-year term.

6.     To provide for (ii) the election of                       Mgmt          For                            For
       director by the affirmative vote of at
       least a plurality of the total voting power
       of all the then-outstanding shares of stock
       of PubCo entitled to vote generally in the
       election of directors (other than those
       directors elected by the holders of any
       series of Preferred Stock, who shall be
       elected pursuant to the terms of such
       Preferred Stock); and (ii) the filling of
       newly-created directorships or any vacancy
       on the board of directors ...(due to space
       limits, see proxy material for full
       proposal).

7.     To provide for the removal of directors                   Mgmt          For                            For
       with cause by the affirmative vote of at
       least 66 2/3% of the total voting power of
       all the then outstanding shares of stock of
       PubCo entitled to vote generally in the
       election of directors, voting together as a
       single class (other than those directors
       elected by the holders of any series of
       Preferred Stock, who shall be removed
       pursuant to the terms of such Preferred
       Stock).

8.     To provide that special meetings of the                   Mgmt          For                            For
       stockholders of PubCo may be called only by
       or at the direction of the board of
       directors of PubCo, the chairman of the
       board of directors of PubCo, or the chief
       executive officer of PubCo.

9.     To provide that actions of stockholders                   Mgmt          For                            For
       must be taken at a duly called annual or
       special meeting of stockholders and may not
       be effected by written consent unless such
       action is recommended or approved by all
       members of the board of directors then in
       office.

10.    To elect not to be governed by Section 203                Mgmt          For                            For
       of the General Corporation Law of the State
       of Delaware (the "DGCL") and, instead, to
       provide that as long as PubCo's common
       stock is registered under Section 12(b) or
       12(g) of the Exchange Act, PubCo is
       prohibited from engaging in any business
       combination (as defined in PubCo's
       Certificate of Incorporation) with any
       interested stockholder (as defined in
       PubCo's Certificate of Incorporation) for a
       period of three years following the time
       ...(due to space limits, see proxy material
       for full proposal).

11.    To waive corporate opportunities for the                  Mgmt          For                            For
       non-employee directors of PubCo.

12.    To provide that the Court of Chancery of                  Mgmt          For                            For
       the State of Delaware or, if such court
       does not have subject matter jurisdiction
       thereof, another state or federal court
       located within the State of Delaware, shall
       be the exclusive forum for certain actions
       and claims and that for claims made under
       the Exchange Act and, to the fullest extent
       permitted by law, claims made under the
       Securities Act of 1933, as amended, the
       claim must be brought in federal district
       court.

13.    To eliminate various provisions applicable                Mgmt          For                            For
       only to blank check companies.

14.    Acquisition Merger Proposal - To approve                  Mgmt          For                            For
       the authorization for PubCo's board of
       directors to complete the merger of
       Creative Worldwide Inc. or Merger Sub into
       Clene Nanomedicine, Inc. or Clene,
       resulting Clene becoming a wholly owned
       subsidiary of PubCo. We refer to the merger
       as the Acquisition Merger. The
       Reincorporation Merger will be effected
       simultaneously with the Acquisition Merger
       and therefore the Reincorporation Merger
       Proposal and the Acquisition Merger
       Proposal are dependent upon each other.

15.    Incentive Plan Proposal: To approve PubCo's               Mgmt          For                            For
       2020 Equity Incentive Plan.

16.    ESPP Proposal - To approve PubCo's 2020                   Mgmt          For                            For
       Employee Stock Purchase Plan.

17.    Business Combination Adjournment Proposal -               Mgmt          For                            For
       To approve the adjournment of the
       extraordinary general meeting in the event
       Tottenham does not receive the requisite
       stockholder vote to approve the Business
       Combination.




--------------------------------------------------------------------------------------------------------------------------
 TRIDENT ACQUISITIONS CORP                                                                   Agenda Number:  935262523
--------------------------------------------------------------------------------------------------------------------------
        Security:  89615T106
    Meeting Type:  Special
    Meeting Date:  28-Aug-2020
          Ticker:  TDAC
            ISIN:  US89615T1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       AMENDED AND RESTATED CERTIFICATE OF
       INCORPORATION TO EXTEND THE DATE BY WHICH
       THE COMPANY HAS TO CONSUMMATE A BUSINESS
       COMBINATION (THE "EXTENSION") FOR AN
       ADDITIONAL THREE MONTHS.

2.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       EXISTING INVESTMENT MANAGEMENT TRUST
       AGREEMENT TO MAKE CHANGES NECESSARY TO
       REFLECT THE EXTENSION.




--------------------------------------------------------------------------------------------------------------------------
 TRIDENT ACQUISITIONS CORP                                                                   Agenda Number:  935306452
--------------------------------------------------------------------------------------------------------------------------
        Security:  89615T106
    Meeting Type:  Annual
    Meeting Date:  30-Nov-2020
          Ticker:  TDAC
            ISIN:  US89615T1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Marat Rosenberg                                           Mgmt          For                            For
       Gennadii Butkevych                                        Mgmt          For                            For

2.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       AMENDED AND RESTATED CERTIFICATE OF
       INCORPORATION TO EXTEND THE DATE BY WHICH
       THE COMPANY HAS TO CONSUMMATE A BUSINESS
       COMBINATION (THE "EXTENSION") FOR AN
       ADDITIONAL THREE MONTHS WITH AN ABILITY TO
       FURTHER EXTEND FOR AN ADDITIONAL THREE
       MONTHS IF APPROVED BY THE COMPANY'S BOARD
       OF DIRECTORS.

3.     APPROVAL OF AN AMENDMENT TO THE COMPANY'S                 Mgmt          For                            For
       EXISTING INVESTMENT MANAGEMENT TRUST
       AGREEMENT TO MAKE CHANGES NECESSARY TO
       REFLECT THE EXTENSION.

4.     RATIFICATION OF THE APPOINTMENT OF MARCUM                 Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 TUSCAN HOLDINGS CORP II                                                                     Agenda Number:  935362551
--------------------------------------------------------------------------------------------------------------------------
        Security:  90070A103
    Meeting Type:  Annual
    Meeting Date:  14-Apr-2021
          Ticker:  THCA
            ISIN:  US90070A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date that
       the Company has to consummate a business
       combination to September 30, 2021.

2.     Early Termination Proposal: Approve the                   Mgmt          For                            For
       Company's early winding up and redemption
       of 100% of the outstanding public shares if
       determined by the Company's board of
       directors.

3.     DIRECTOR
       Sila Calderon                                             Mgmt          For                            For
       Michael Auerbach                                          Mgmt          For                            For

4.     Adjournment Proposal: Approve the                         Mgmt          For                            For
       adjournment of the annual meeting to a
       later date or dates, if the Company
       determines that additional time is
       necessary to effectuate the Extension.




--------------------------------------------------------------------------------------------------------------------------
 TUSCAN HOLDINGS CORP.                                                                       Agenda Number:  935302137
--------------------------------------------------------------------------------------------------------------------------
        Security:  90069K104
    Meeting Type:  Special
    Meeting Date:  03-Dec-2020
          Ticker:  THCB
            ISIN:  US90069K1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date that
       the Company has to consummate a business
       combination to April 30, 2021.

2.     Adjournment Proposal: Approve the                         Mgmt          For                            For
       adjournment of the special meeting to a
       later date or dates, if the Company
       determines that additional time is
       necessary to consummate the Extension.




--------------------------------------------------------------------------------------------------------------------------
 UNION ACQUISITION CORP. II                                                                  Agenda Number:  935356762
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9402Q100
    Meeting Type:  Special
    Meeting Date:  16-Apr-2021
          Ticker:  LATN
            ISIN:  KYG9402Q1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment: A special resolution                 Mgmt          For                            For
       to amend the Company's Amended and Restated
       Memorandum and Articles of Association to
       extend the date by which the Company must
       consummate a Business Combination from
       April 22, 2021 to October 22, 2021.

2.     Adjournment: An ordinary resolution to                    Mgmt          For                            For
       adjourn the Extraordinary General Meeting
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event there are insufficient
       votes for, or otherwise in connection with,
       the approval of Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 VARIAN MEDICAL SYSTEMS, INC.                                                                Agenda Number:  935274821
--------------------------------------------------------------------------------------------------------------------------
        Security:  92220P105
    Meeting Type:  Special
    Meeting Date:  15-Oct-2020
          Ticker:  VAR
            ISIN:  US92220P1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve and adopt the Agreement and Plan               Mgmt          For                            For
       of Merger, dated as of August 2, 2020 (as
       it may be amended from time to time, the
       "merger agreement").

2.     To adjourn the Special Meeting, if                        Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies in favor of the proposal
       to approve and adopt the merger agreement
       if there are not sufficient votes at the
       time of such adjournment to approve and
       adopt the merger agreement.

3.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, certain compensation that will or
       may be paid or become payable to Varian's
       named executive officers that is based on
       or otherwise relates to the merger.




--------------------------------------------------------------------------------------------------------------------------
 VG ACQUISITION CORP.                                                                        Agenda Number:  935439655
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9446E105
    Meeting Type:  Special
    Meeting Date:  10-Jun-2021
          Ticker:  VGAC
            ISIN:  KYG9446E1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       VGAC's entry into that certain Agreement
       and Plan of Merger, dated as of February 4,
       2021, as amended February 13, 2021 and
       March 25, 2021 (as may be amended,
       supplemented, or otherwise modified from
       time to time, the "Merger Agreement"), by
       and among VGAC, Chrome Merger Sub, Inc., a
       Delaware corporation and wholly owned
       direct subsidiary of VGAC ("VGAC Merger
       Sub"), and 23andMe, Inc., a Delaware
       ...(due to space limits, see proxy
       statement for full proposal).

2.     The Domestication Proposal - RESOLVED, as a               Mgmt          For                            For
       special resolution, that VGAC be
       transferred by way of continuation to
       Delaware pursuant to Part XII of the
       Companies Act (As Revised) of the Cayman
       Islands and Section 388 of the General
       Corporation Law of the State of Delaware
       ("DGCL") and, immediately upon being de-
       registered in the Cayman Islands, VGAC be
       continued and domesticated as a corporation
       under the laws of the State of Delaware
       and, conditioned upon, and with effect
       from, the ... (due to space limits, see
       proxy statement for full proposal).

3.     Charter Amendment Proposal - RESOLVED, as a               Mgmt          For                            For
       special resolution, that the existing
       amended and restated memorandum and
       articles of association of VGAC (together,
       the "Existing Governing Documents") be
       amended and restated by the deletion in
       their entirety and the substitution in
       their place of the proposed new certificate
       of incorporation, a copy of which is
       attached to the proxy statement/consent
       solicitation statement/prospectus as Annex
       E (the "Proposed Certificate of
       Incorporation") and the ...(due to space
       limits, see proxy statement for full
       proposal).

4.     Governing Documents Proposal A - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the change in the authorized share capital
       of VGAC from (i) US$22,100 divided into
       200,000,000 Class A ordinary shares, par
       value $0.0001 per share, (ii) 20,000,000
       Class B ordinary shares, par value $0.0001
       per share, and (iii) 1,000,000 preference
       shares, par value $0.0001 per share, to (a)
       1,140,000,000 shares of New 23andMe Class A
       Common Stock, (b) 350,000,000 shares of New
       23andMe Class B Common ...(due to space
       limits, see proxy statement for full
       proposal).

5.     Governing Documents Proposal B - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the authorization to the board of directors
       of New 23andMe (the "New 23andMe Board") to
       issue any or all shares of New 23andMe
       Preferred Stock in one or more classes or
       series, with such terms and conditions as
       may be expressly determined by the New
       23andMe Board and as may be permitted by
       the DGCL be approved.

6.     Governing Documents Proposal C - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the amendment and restatement of the
       Existing Governing Documents be approved
       and that all other immaterial changes
       necessary or, as mutually agreed in good
       faith by VGAC and 23andMe, desirable in
       connection with the replacement of the
       Existing Governing Documents with the
       Proposed Certificate of Incorporation and
       Proposed Bylaws as part of the
       Domestication (copies of which are attached
       to the ...(due to space limits, see proxy
       statement for full proposal).

7.     Governing Documents Proposal D - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the issuance of shares of New 23andMe Class
       B Common Stock, which will allow holders of
       New 23andMe Class B Common Stock to cast
       ten votes per share of New 23andMe Class B
       Common Stock be approved.

8.     Governing Documents Proposal E - RESOLVED,                Mgmt          For                            For
       as a non-binding, advisory resolution, that
       the election of New 23andMe to not be
       governed by Section 203 of the DGCL and
       limiting certain corporate takeovers by
       interested stockholders be approved.

9.     The NYSE Proposal - RESOLVED, as an                       Mgmt          For                            For
       ordinary resolution, that for the purposes
       of complying with the applicable provisions
       of New York Stock Exchange ("NYSE") Listing
       Rule 312.03, the issuance of shares of New
       23andMe Class A Common Stock and shares of
       New 23andMe Class B Common Stock be
       approved.

10.    The Incentive Equity Plan Proposal -                      Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       the 23andMe Holding Co. 2021 Incentive
       Equity Plan, a copy of which is attached to
       the proxy statement/consent solicitation
       statement/prospectus as Annex K, be adopted
       and approved.

11.    The ESPP Proposal - RESOLVED, as an                       Mgmt          For                            For
       ordinary resolution, that the 23andMe
       Holding Co. Employee Stock Purchase Plan, a
       copy of which is attached to the proxy
       statement/consent solicitation
       statement/prospectus as Annex L, be adopted
       and approved.

13.    The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the extraordinary general meeting to a
       later date or dates (A) to the extent
       necessary to ensure that any required
       supplement or amendment to the accompanying
       proxy statement/consent solicitation
       statement/ prospectus is provided to VGAC
       shareholders, (B) in order to solicit
       additional proxies from VGAC shareholders
       in favor of one or more of the proposals at
       the extraordinary general meeting, or (C)
       if VGAC ...(due to space limits, see proxy
       statement for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 VIRTUSA CORPORATION                                                                         Agenda Number:  935287866
--------------------------------------------------------------------------------------------------------------------------
        Security:  92827P102
    Meeting Type:  Special
    Meeting Date:  20-Nov-2020
          Ticker:  VRTU
            ISIN:  US92827P1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of September 9, 2020 (as it may be
       amended, supplemented or otherwise modified
       from time to time, the "merger agreement"),
       by and among Austin HoldCo Inc., a Delaware
       corporation ("Parent"), Austin BidCo Inc.,
       a Delaware corporation and wholly owned
       subsidiary of Parent ("Sub"), and Virtusa
       Corporation, a Delaware corporation
       ("Virtusa" or the "Company"), pursuant to
       which Sub will be merged with and into the
       Company (the "merger").

2.     To approve an advisory, non-binding                       Mgmt          For                            For
       proposal to approve the compensation that
       may be paid or may become payable to the
       Company's named executive officers in
       connection with the consummation of the
       merger.

3.     To approve a proposal to adjourn or                       Mgmt          For                            For
       postpone the special meeting to a later
       date or time, if necessary or appropriate
       as determined by the Company, to solicit
       additional proxies if there are
       insufficient votes at the time of the
       special meeting or any adjournment or
       postponement thereof to approve the merger
       proposal.




--------------------------------------------------------------------------------------------------------------------------
 WADDELL & REED FINANCIAL, INC.                                                              Agenda Number:  935337988
--------------------------------------------------------------------------------------------------------------------------
        Security:  930059100
    Meeting Type:  Special
    Meeting Date:  23-Mar-2021
          Ticker:  WDR
            ISIN:  US9300591008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to adopt the Agreement and Plan                Mgmt          For                            For
       of Merger (as amended or supplemented from
       time to time, the "merger agreement"), by
       and among Waddell & Reed Financial, Inc.
       (the "Company"), Macquarie Management
       Holdings, Inc. ("Macquarie"), Merry Merger
       Sub, Inc., and (solely for limited
       purposes) Macquarie Financial Holdings Pty
       Ltd, pursuant to which, among other things,
       Merger Sub will be merged with and into the
       Company (the "merger"), with the Company
       surviving the merger as a wholly-owned
       subsidiary of Macquarie.

2.     A proposal to approve, by a non-binding                   Mgmt          For                            For
       advisory vote, the compensation that may be
       paid or become payable to the Company's
       principal executive officer, principal
       financial officer and three most highly
       compensated executive officers other than
       the principal executive officer and
       principal financial officer that is based
       on or otherwise relates to the merger and
       the other transactions contemplated by the
       merger agreement.

3.     A proposal to adjourn the special meeting                 Mgmt          For                            For
       to a later date or time, if necessary or
       appropriate, to solicit additional proxies
       in favor of the proposal to adopt the
       merger agreement if there are insufficient
       votes at the time of the special meeting to
       approve the proposal to adopt the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 WILLIS TOWERS WATSON PLC                                                                    Agenda Number:  935249234
--------------------------------------------------------------------------------------------------------------------------
        Security:  G96629103
    Meeting Type:  Special
    Meeting Date:  26-Aug-2020
          Ticker:  WLTW
            ISIN:  IE00BDB6Q211
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ordinary Resolution to approve the scheme,                Mgmt          For                            For
       as described in the joint proxy statement,
       in its original form or with or subject to
       any modification(s), addition(s) or
       condition(s) approved or imposed by the
       High Court of Ireland, and to authorize the
       directors of WTW to take all such actions
       as they consider necessary or appropriate
       for carrying the scheme into effect.

2.     Special Resolution to amend the                           Mgmt          For                            For
       constitution of WTW, referred to as the
       "WTW Constitution," so that any WTW Shares
       that are issued on or after the WTW Voting
       Record Time will either be subject to the
       terms of the scheme or will be immediately
       and automatically acquired by Aon for the
       scheme consideration.

3.     Ordinary Resolution to approve, on a                      Mgmt          For                            For
       non-binding, advisory basis, specified
       compensatory arrangements between WTW and
       its named executive officers relating to
       the transaction.

4.     Ordinary Resolution to approve any motion                 Mgmt          For                            For
       by the chairman of the WTW EGM to adjourn
       the WTW EGM, or any adjournments thereof,
       to solicit additional proxies in favour of
       the approval of the resolutions if there
       are insufficient votes at the time of the
       WTW EGM to approve resolutions 1 and 2.




--------------------------------------------------------------------------------------------------------------------------
 WILLIS TOWERS WATSON PLC                                                                    Agenda Number:  935249246
--------------------------------------------------------------------------------------------------------------------------
        Security:  G96629111
    Meeting Type:  Special
    Meeting Date:  26-Aug-2020
          Ticker:
            ISIN:  IE00B4XGY116
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the scheme, as described in the                Mgmt          For                            For
       joint proxy statement, in its original form
       or with or subject to any modification(s),
       addition(s) or condition(s) approved or
       imposed by the High Court of Ireland.




--------------------------------------------------------------------------------------------------------------------------
 WILLIS TOWERS WATSON PLC                                                                    Agenda Number:  935364973
--------------------------------------------------------------------------------------------------------------------------
        Security:  G96629103
    Meeting Type:  Annual
    Meeting Date:  11-May-2021
          Ticker:  WLTW
            ISIN:  IE00BDB6Q211
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Anna C. Catalano                    Mgmt          For                            For

1B.    Election of Director: Victor F. Ganzi                     Mgmt          For                            For

1C.    Election of Director: John J. Haley                       Mgmt          For                            For

1D.    Election of Director: Wendy E. Lane                       Mgmt          For                            For

1E.    Election of Director: Brendan R. O'Neill                  Mgmt          For                            For

1F.    Election of Director: Jaymin B. Patel                     Mgmt          For                            For

1G.    Election of Director: Linda D. Rabbitt                    Mgmt          For                            For

1H.    Election of Director: Paul D. Thomas                      Mgmt          For                            For

1I.    Election of Director: Wilhelm Zeller                      Mgmt          For                            For

2.     Ratify, on an advisory basis, the                         Mgmt          For                            For
       appointment of (i) Deloitte & Touche LLP to
       audit our financial statements and (ii)
       Deloitte Ireland LLP to audit our Irish
       Statutory Accounts, and authorize, in a
       binding vote, the Board, acting through the
       Audit Committee, to fix the independent
       auditors' remuneration.

3.     Approve, on an advisory basis, the named                  Mgmt          For                            For
       executive officer compensation.

4.     Renew the Board's existing authority to                   Mgmt          For                            For
       issue shares under Irish law.

5.     Renew the Board's existing authority to opt               Mgmt          For                            For
       out of statutory pre-emption rights under
       Irish law.




--------------------------------------------------------------------------------------------------------------------------
 WRIGHT MEDICAL GROUP N V                                                                    Agenda Number:  935282094
--------------------------------------------------------------------------------------------------------------------------
        Security:  N96617118
    Meeting Type:  Annual
    Meeting Date:  28-Oct-2020
          Ticker:  WMGI
            ISIN:  NL0011327523
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Appointment of Robert J. Palmisano for                    Mgmt          For                            For
       executive director. Mark "For" to appoint
       Palmisano.

1B.    Appointment of David D. Stevens for                       Mgmt          For                            For
       non-executive director. Mark "For" to
       appoint Stevens.

1C.    Appointment of Gary D. Blackford for                      Mgmt          For                            For
       non-executive director. Mark "For" to
       appoint Blackford.

1D.    Appointment of J. Patrick Mackin for                      Mgmt          For                            For
       non-executive director. Mark "For" to
       appoint Mackin.

1E.    Appointment of John L. Miclot for                         Mgmt          For                            For
       non-executive director. Mark "For" to
       appoint Miclot.

1F.    Appointment of Kevin C. O'Boyle for                       Mgmt          For                            For
       non-executive director. Mark "For" to
       appoint O'Boyle.

1G.    Appointment of Amy S. Paul for                            Mgmt          For                            For
       non-executive director. Mark "For" to
       appoint Paul.

1H.    Appointment of Richard F. Wallman for                     Mgmt          For                            For
       non-executive director. Mark "For" to
       appoint Wallman.

1I.    Appointment of Elizabeth H. Weatherman for                Mgmt          For                            For
       non-executive director. Mark "For" to
       appoint Weatherman.

2.     Ratification of the appointment of KPMG LLP               Mgmt          For                            For
       as our independent registered public
       accounting firm for the fiscal year ending
       December 27, 2020.

3.     Appointment of KPMG N.V. as the auditor for               Mgmt          For                            For
       our Dutch statutory annual accounts for the
       fiscal year ending December 27, 2020.

4.     Adoption of our Dutch statutory annual                    Mgmt          For                            For
       accounts for the fiscal year ended December
       29, 2019.

5.     Release of each member of our board of                    Mgmt          For                            For
       directors from liability with respect to
       the exercise of his or her duties during
       the fiscal year ended December 29, 2019.

6.     Renewal of the authority of our board of                  Mgmt          For                            For
       directors to repurchase up to 10% of our
       issued share capital (including depositary
       receipts issued for our shares) until April
       28, 2022 on the open market, through
       privately negotiated transactions or in one
       or more selftender offers for a price per
       share (or depositary receipt) not less than
       the nominal value of a share and not higher
       than 110% of the market price of a share
       (or depositary receipt) at the time of the
       transaction.

7.     Renewal of the authority of our board of                  Mgmt          For                            For
       directors to issue ordinary shares or grant
       rights to subscribe for ordinary shares up
       to 20% of our issued and outstanding shares
       at the time of the issue until October 28,
       2022.

8.     Renewal of the authority of our board of                  Mgmt          For                            For
       directors to resolve to exclude or restrict
       our shareholders' pre-emptive rights under
       Dutch law with respect to the ordinary
       shares and rights to subscribe therefor
       that the board of directors may issue or
       grant pursuant to the authority in agenda
       item 7 above until October 28, 2022.

9.     Approval, on an advisory basis, of our                    Mgmt          For                            For
       executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 XILINX, INC.                                                                                Agenda Number:  935346735
--------------------------------------------------------------------------------------------------------------------------
        Security:  983919101
    Meeting Type:  Special
    Meeting Date:  07-Apr-2021
          Ticker:  XLNX
            ISIN:  US9839191015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt the Agreement and Plan of               Mgmt          For                            For
       Merger, dated October 26, 2020, as it may
       be amended from time to time, which is
       referred to as the "merger agreement,"
       among Advanced Micro Devices, Inc., which
       is referred to as "AMD," Thrones Merger
       Sub, Inc., a wholly owned subsidiary of
       AMD, which is referred to as "Merger Sub,"
       and Xilinx, which proposal is referred to
       as the "Xilinx merger proposal".

2.     Proposal to approve, on a non-binding                     Mgmt          For                            For
       advisory basis, the compensation that may
       be paid or become payable to Xilinx's named
       executive officers that is based on or
       otherwise relates to the transactions
       contemplated by the merger agreement, which
       proposal is referred to as the "Xilinx
       compensation proposal".

3.     Proposal to approve the adjournment of the                Mgmt          For                            For
       Xilinx special meeting, if necessary or
       appropriate, to solicit additional proxies
       if there are insufficient votes at the time
       of the Xilinx special meeting to approve
       the Xilinx merger proposal or to ensure
       that any supplement or amendment to the
       accompanying joint proxy
       statement/prospectus is timely provided to
       Xilinx stockholders, which proposal is
       referred to as the "Xilinx adjournment
       proposal".



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Merger Fund
By (Signature)       /s/ Roy Behren
Name                 Roy Behren
Title                Managing Member
Date                 08/11/2021